AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 19, 2004



                                             SECURITIES ACT FILE NO. 333-112631
                                      INVESTMENT COMPANY ACT FILE NO. 811-21507
=====================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------
                                    FORM N-2

                          REGISTRATION STATEMENT UNDER

                         THE SECURITIES ACT OF 1933             [ ]
                        PRE-EFFECTIVE AMENDMENT NO. 2           [X]

                       POST-EFFECTIVE AMENDMENT NO. __          [ ]

                                     AND/OR
                          REGISTRATION STATEMENT UNDER

                     THE INVESTMENT COMPANY ACT OF 1940         [ ]
                               AMENDMENT NO. 2                  [X]
                                                                  =

                        (Check Appropriate Box or Boxes)
                                ----------------


                    EVERGREEN UTILITIES AND HIGH INCOME FUND
               (Exact Name of Registrant As Specified in Charter )

                               200 BERKELEY STREET
                              BOSTON, MA 02116-5034
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (617) 210-3200
                                ----------------
                          THE CORPORATION TRUST COMPANY
                               1209 ORANGE STREET
                              WILMINGTON, DE 19801
                     (Name and Address of Agent for Service)
                                ----------------
                                 With copies to:

       DAVID C. MAHAFFEY                            SARAH E. COGAN
   SULLIVAN & WORCESTER LLP                 SIMPSON THACHER & BARTLETT LLP
      1666 K STREET, N.W.                       425 LEXINGTON AVENUE
    WASHINGTON, D.C. 20006                    NEW YORK, NEW YORK 10017
         ----------------                           ----------------




                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 As soon as practicable after the effective date of this Registration Statement.

     If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

     This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the offering is [ ]

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

=====================================================================


     TITLE OF SECURITIES             AMOUNT BEING                 PROPOSED                    PROPOSED                  AMOUNT OF
       BEING REGISTERED               REGISTERED           MAXIMUM OFFERING PRICE              MAXIMUM                REGISTRATION
                                                               PER SHARE (1)                  AGGREGATE                    FEE
                                                                                           OFFERING PRICE (1)

 Common Shares (no par value)

                                     12,500,000 shares          $20.00                   $250,000,000                  $31,675(2)




          =====================================================================

          (1) Estimated solely for the purpose of computing the registration fee pursuant to Rule 457.


          (2) $3,801 of this amount was previously paid. The remainder was transmitted prior to this filing to the designated lockbox of the Securities and Exchange Commission at Mellon Bank in Pittsburgh, Pennsylvania.





     THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THIS REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE SECURITIES AND EXCHANGE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

     Information to be included in Part B is set forth in Part B to this Registration Statement.

     Information to be included in Part C is set forth under the appropriate item, so numbered in Part C to this Registration Statement.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.



                                   SUBJECT TO COMPLETION, DATED APRIL 19, 2004




PROSPECTUS                          [EVERGREEN LOGO]


                                                                    Shares
                                              Evergreen Utilities and
                                                 High Income Fund
                                                   Common Shares
                                                 $20.00 per Share
                                                  --------------

     Investment Objective. Evergreen Utilities and High Income Fund (the "Fund") is a newly organized, non-diversified, closed-end management investment company. The Fund's investment objective is to seek a high level of current income and moderate capital growth, with an emphasis on providing tax-advantaged dividend income.

     Portfolio Contents. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of utilities companies (water, gas, electric and telecommunications companies) and in U.S. dollar-denominated non-investment grade debt securities. The Fund allocates its assets between two separate investment strategies. Under normal market conditions, the Fund allocates approximately 70% of its total assets to an investment strategy that focuses on common, preferred and convertible preferred stocks and convertible debentures of utility companies (water, gas, electric and telecommunications companies), and approximately 30% of its total assets to an investment strategy that focuses on U.S. dollar-denominated non-investment grade bonds, debentures, and other income obligations.

     The Fund's investment adviser reserves the discretion based upon market conditions to reallocate the proportions of total assets invested in each investment strategy. The U.S. high yield debt securities portion of the Fund's portfolio is expected to be invested in high yield debt securities that are rated between and including B3 and Ba1 by Moody's Investors Service, Inc. ("Moody's") or B- and BB+ by Standard & Poor's Ratings Services ("S&P") or are unrated securities of comparable quality as determined by the Fund's investment adviser. Up to 35% of the utilities portion of the Fund's portfolio may be invested in convertible debentures of any quality. Of this 35%, a maximum of 7% may be non-investment grade. No more than 35% of the Fund's total assets will be invested in non-investment grade debt securities. Non-investment grade securities are commonly referred to as "junk bonds" and are considered speculative with respect to the issuer's capacity to pay interest and principal. They involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

     An investment in the Fund involves a high degree of risk and is not appropriate for all investors. There can be no assurance that the Fund will achieve its investment objective.



     Investing in the Fund's common shares involves risks that are described in the "Risk Factors" section beginning on page 33 of this prospectus.

                                                  --------------
                                                             Per Share    Total
                                                               -----        ---
     Public offering price                                      $20.00     $___
     Sales load                                                $           $___
     Estimated offering expenses(1)                                 $      $___
     Proceeds to the Fund                                           $      $___
     (1) The aggregate expenses of the offering are estimated to be $ . The investment adviser has agreed to pay the amount by which the aggregate of all of the Fund's organizational expenses and offering costs (other than the sales load) exceeds $0.04 per common share. For information on additional compensation, see "Underwriting."

     The underwriters may also purchase up to an additional common shares at the public offering price, less the sales load, within days from the date of this prospectus to cover over-allotments.

     Neither the Securities and Exchange Commission (the "Commission") nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

     The common shares will be ready for delivery on or about           , 2004.



                                                      -----------

     Citigroup A.G. Edwards & Sons, Inc. Merrill Lynch & Co. Wachovia Securities Advest, Inc. Ferris, Baker Watts Janney Montgomery Scott LLC Incorporated

     KeyBanc Capital Markets Quick & Reilly, Inc. Wells Fargo Securities, LLC


     ______, 2004

(continued from cover page.)


     No Prior Trading History. Because the Fund is newly organized, its shares have no history of public trading. Shares of closed-end funds frequently trade at prices lower than their net asset value. The risk of loss due to this discount may be greater for initial investors expecting to sell their shares in a relatively short period after completion of the public offering. The Fund has applied for listing on the American Stock Exchange under the symbol "ERH".


     Investment Adviser. Evergreen Investment Management Company, LLC is the Fund's investment adviser. See "Management of the Fund."

     Leverage. The Fund initially intends, within approximately three months of the commencement of the Fund's operations, to issue preferred shares of beneficial interest representing approximately 35% of the Fund's capital immediately after their issuance. The Fund currently does not intend to have multiple issues of preferred shares, but reserves the right to do so. The Fund may also borrow money from banks or other financial institutions or issue debt securities. This practice is known as leverage. The Fund will not issue preferred shares or borrow money if, immediately after such issuance or borrowing, total leverage for the Fund exceeds 38% of the Fund's total assets immediately after such issuance or borrowing. The Fund may also borrow through reverse repurchase agreements (up to 20% of its total assets subject to the overall limit on leverage and borrowings). The use of preferred shares or borrowing to leverage the common shares creates risks. Any such preferred shares or borrowings will have seniority over the common shares.


     Tender Offers for Shares (Evergreen Enhanced Liquidity Plan). Under certain circumstances, the Fund intends to make tender offers for up to 5% of the Fund's outstanding common shares at net asset value on a quarterly basis, subject to certain conditions described in this prospectus, and for a total of eight consecutive calendar quarters. The Fund will make its first tender offer within the first six to eight months of the Fund's operations if certain conditions are met. See "Tender Offers (Evergreen Enhanced Liquidity Plan)."


     You should read the prospectus, which contains important information about the Fund, before deciding whether to invest in the Fund's common shares, and retain it for future reference. A Statement of Additional Information, dated _____ , 2004 containing additional information about the Fund has been filed with the Commission and is incorporated by reference in its entirety into this prospectus. You may request a free copy of the Statement of Additional Information, the table of contents of which is on page 60 of this prospectus, by calling 1-800-730-6001 or by writing to the Fund. You can review and copy documents the Fund has filed at the Commission's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

     The Fund's common shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

     You should rely only on the information contained in or incorporated by reference in this prospectus. The Fund has not, and the underwriters have not, authorized any other person to provide you with different or inconsistent information. If anyone provides you with different or inconsistent information, you should not rely on it. The Fund is not, and the underwriters are not, making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted. You should assume that the information in this prospectus is accurate only as of the date of this prospectus, and that the Fund's business, financial condition and prospects may have changed since that date.



                                                 TABLE OF CONTENTS

                                                                           Page
                                                                           ----
Prospectus Summary.........................................................  5
Summary of Fund Expenses................................................... 21
The Fund................................................................... 22
Use of Proceeds............................................................ 22
Investment Objective and Principal Investment Strategies................... 23
Leverage................................................................... 30
Risk Factors............................................................... 33
Management of the Fund..................................................... 41
Dividends and Distributions................................................ 43
Automatic Dividend Reinvestment Plan....................................... 44
Closed-End Fund Structure.................................................. 46
U.S. Federal Income Tax Matters............................................ 47
Net Asset Value............................................................ 49
Tender Offers (Evergreen Enhanced Liquidity Plan).......................... 50
Description of Shares...................................................... 52
Anti-takeover Provisions of the Agreement and Declaration of Trust and
  By-laws.................................................................. 53
Underwriting............................................................... 55
Custodian, Transfer Agent, Dividend Disbursing Agent and Registrar......... 58
Validity of Common Shares.................................................. 59
Table of Contents for Statement of Additional Information.................. 60





     Until        (the  25th day after  the date of this  prospectus),  all
dealers that buy, sell or trade the common shares, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealer's obligation to deliver a prospectus when acting as an underwriter and with respect to their unsold allotments or subscriptions.

                               PROSPECTUS SUMMARY




     This is only a summary. This summary may not contain all of the information that you should consider before investing in the Fund's common shares. You should review the more detailed information contained in this prospectus and in the statement of additional information, especially the information set forth under the heading "Risk Factors."

The Fund..............................   Evergreen Utilities and High Income Fund (the "Fund") is a newly organized, non-diversified, closed-end management investment company.
                                         The Fund's principal offices are located at 200 Berkeley Street, Boston,
                                         Massachusetts 02116-5034, and its telephone number is 1-800-343-2898.

The Offering..........................   The Fund is offering                   common shares at an initial
                                         offering price of $20.00 per share.  The common shares are being offered by a group of underwriters (the "underwriters") led by Citigroup Global
                                         Markets Inc., A.G. Edwards & Sons, Inc., Merrill Lynch, Pierce, Fenner &
                                         Smith Incorporated, Wachovia Capital Markets, LLC, Advest, Inc., Ferris,
                                         Baker Watts, Incorporated, Janney Montgomery Scott LLC, KeyBanc Capital
                                         Markets, A Division of McDonald Investments Inc., Quick & Reilly, Inc.
                                         A FleetBoston Financial Company and Wells Fargo Securities, LLC.  You
                                         must purchase at least 100 common shares ($2,000.00) in order to participate in the offering.  The Fund has granted the underwriters the
                                         right to purchase up to an additional        common shares at the public
                                         offering price, less the sales load, within       days from the date of
                                         this prospectus to cover over-allotments.  Evergreen Investment
                                         Management Company, LLC, the Fund's investment adviser (the "Advisor"), has agreed to pay the amount by which the aggregate of all of the Fund's organizational expenses and offering costs (other than sales load)
                                         exceeds $0.04 per common share. See "Underwriting" beginning on page 55.

Investment Objective..................   The Fund's investment objective is to seek a high level of current income and moderate capital growth, with an emphasis on providing tax-advantaged dividend income.  There can be no assurance that the Fund will achieve its investment objective.  See "Investment Objective and
                                         Principal Investment Strategies" beginning on page 23.
Investment Policies...................   Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of utilities companies (water, gas, electric and telecommunications companies) and in U.S. non-investment grade debt securities.  The Fund allocates its assets between two separate investment strategies.  Under normal market conditions, the Fund allocates approximately 70% of its total assets to an investment strategy that focuses on common, preferred and convertible preferred stocks and convertible debentures of utility companies (water, gas, electric and telecommunications companies), and approximately 30% of its total assets to an investment strategy that focuses on U.S. dollar denominated non-investment grade bonds, debentures, and other income obligations.  The Advisor reserves the discretion based upon market conditions to reallocate the proportions of total assets invested in each investment strategy.  No more than 35% of the Fund's total assets will be invested in non-investment grade debt securities.  The Fund may invest up to 25% of its total assets in foreign securities.
                                         The two separate investment strategies are as follows:
                                         o Utility Securities.  Under normal market conditions, the Fund expects to invest approximately 70% of its total assets to an investment strategy that focuses on common, preferred and convertible preferred stocks and convertible debentures of utility companies (water, gas, electric and telecommunications companies).  The Fund may invest this portion of its assets in companies of all market capitalizations.  The
                                         Fund may invest up to 35% of this portion of the Fund's assets in convertible debentures of utility companies of any quality.  Of this
                                         35%, a maximum of 7% may be non-investment grade.


                                         o U.S. High Yield Debt Securities.  Under normal market conditions, the
                                         Fund expects to invest approximately 30% of its total assets in an investment strategy that focuses on U.S. dollar denominated non-investment grade bonds, debentures and other income obligations.


                                         The high yield securities in which the Fund invests are expected to be rated between and including B3 and Ba1 by Moody's or B- and BB+ by S&P or will be unrated but determined by the Advisor to be of comparable quality.  This portion of the Fund will not purchase high yield securities with a rating of CCC or below, although the Fund may hold such securities as a result of a downgrade in ratings subsequent to their purchase.  No more than 10% of this portion of the Fund's assets may be invested in securities that are unrated or rated CCC or below.
                                         Debt securities rated below investment grade are commonly referred to as
                                         "junk bonds" and are considered speculative with respect to the issuer's capacity to pay interest and repay principal. Non-investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.  For purposes of the Fund's credit quality policies, if a security receives different ratings from nationally recognized securities rating organizations, the
                                         Fund will use the rating chosen by the portfolio managers as most representative of the security's credit quality.  The Advisor anticipates that, assuming the issuance of preferred shares representing approximately 35% of the Fund's capital immediately after their issuance, the weighted average duration of the Fund's high yield U.S.
                                         debt securities will be 4.6 to 9.2 years (after leverage), although there is no guarantee that this range will be obtained.

                                         Tax-advantaged Dividend Income.  Recent changes in the tax laws have allowed qualifying dividends to be taxed at the same rate as long-term capital gains (currently 15%).  Through the Fund's investments in the utilities sector, the Fund expects to invest a significant portion of its assets in equity securities that pay quarterly dividends qualifying for such rate.  Therefore, a significant portion of the Fund's yield may be considered to be tax-advantaged relative to investments in securities that do not qualify for the same rate as long-term capital gains.
                                         However, because the Fund will also invest in debt obligations, it will have less tax advantages than a fund fully invested in securities qualifying for this rate.

                                         In addition to the investment strategies discussed above, the Fund may also invest in the following:

                                         Foreign Currency Transactions.  Foreign currency transactions are entered into for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies.  The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.  Foreign currency transactions include the purchase of foreign currency on a spot (or cash) basis, contracts to purchase or sell foreign currencies at a future date (forward contracts), the purchase and sale of foreign currency futures contracts, and the purchase of exchange traded and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.
                                         Corporate Loans.  The Fund may invest a portion of its total assets in loan participations and other claims against a corporate borrower.  The
                                         Fund may invest up to 10% of its total assets in corporate loans.  The corporate loans in which the Fund invests primarily consist of direct obligations of a borrower. The Fund may invest in a corporate loan at origination as a co-lender or by acquiring in the secondary market participations in, assignments of or novations of a corporate loan. By purchasing a participation, the Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower.
                                         Derivatives.  The Fund may invest up to 10% of its total assets in futures and options on securities and indices and in other
                                         derivatives.   The Fund may use derivatives for a variety of purposes,
                                         including:
                                         o As a hedge against adverse changes in securities market prices or interest rates; and
                                         o As a substitute for purchasing or selling securities.
                                         In addition, the Fund may enter into interest rate swap transactions with respect to the total amount the Fund is leveraged in order to hedge against adverse changes in interest rates affecting dividends payable on any preferred shares or interest payable on borrowings constituting leverage. In connection with any such swap transaction, the Fund will segregate liquid securities in the amount of its obligations under the transaction.  A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments.
                                         The Fund does not use derivatives as a primary investment technique and generally does not anticipate using derivatives for non-hedging purposes. In the event the Advisor uses derivatives for non-hedging purposes, no more than 10% of the Fund's total assets will be committed to initial margin for derivatives for such purposes.
                                         Temporary Investments.  Due to current market conditions, investments that, in the judgment of the Advisor, are appropriate investments for the Fund may not be immediately available.  Therefore, the Fund expects that there will be an initial investment period of up to three months following the completion of its common shares offering before it is fully invested in accordance with its investment objective and policies.  Pending such investment, the Fund anticipates that all or a portion of the proceeds will be invested in typically lower-yielding
                                         U.S. government securities or high grade, short-term money market instruments.
                                         See "Investment Objective and Principal Investment Strategies" beginning on page 23.
Use of Leverage by the Fund...........   The Fund initially intends, within approximately three months of the commencement of the Fund's operations, to issue preferred shares of beneficial interest representing approximately 35% of the Fund's capital immediately after their issuance.  The Fund may also borrow money from banks or other financial institutions or issue debt securities. This practice is known as leverage.  The Fund may not be leveraged at all times and the amount of borrowing or leverage, if any, may vary depending upon a variety of factors, including the Advisor's outlook for the fixed income market and the costs that the Fund would incur as a result of such leverage.  The Fund will not issue preferred shares or borrow money if, immediately after such issuance or borrowing, total leverage for the Fund exceeds 38% of the Fund's total assets immediately after such issuance or borrowing.  The Fund may also borrow through reverse repurchase agreements (up to 20% of its total assets subject to the overall limitation on leverage and borrowings).  The Fund's leveraging strategy may not be successful.  By leveraging its investment portfolio, the Fund creates an opportunity for increased net income or capital appreciation.  However, the use of leverage also involves risks, which can be significant.  These risks include the possibility that the value of the assets acquired with such borrowing decreases although the
                                         Fund's liability is fixed, greater volatility in the Fund's net asset value, fluctuations in the dividend paid by the Fund and the market price of the Fund's common shares and higher expenses.  Because the
                                         Advisor's fee is based upon a percentage of the Fund's Total Assets (as defined below), the Advisor's fee will be higher if the Fund is leveraged and the Advisor will have an incentive to be more aggressive and leverage the Fund.  The Advisor intends only to leverage the Fund when it believes that the potential return on such additional investments is likely to exceed the costs incurred in connection with the leverage.  See "Leverage" beginning on page 30.

Risks.................................   For a further discussion on the risks described below, see "Risk
                                         Factors" beginning on page 33.
                                            Risk of No Operating History.  The Fund is a newly organized closed-end management investment company and has no operating history or history of public trading.
                                            Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in the Fund represents an indirect investment in the securities owned by the Fund.  The value of these securities may increase or decrease, at times rapidly and unexpectedly.
                                         Your investment in the Fund may at any point in the future be worth less than your original investment even after taking into account the reinvestment of dividends and distributions.
                                            Concentration Risk.  The Fund will invest primarily in securities of utilities companies.  An investment in a fund that concentrates its investments in a single sector or industry entails greater risk than an investment in a fund that invests its assets in numerous sectors or industries.  The Fund may be vulnerable to any financial, economic, political or other development in its concentration sector or industry that may weaken the sector or industry. As a result, the Fund's shares may fluctuate more widely in value than those of a fund investing in a number of different sectors or industries.
                                            Non-Diversification Risk.  An investment in a fund that is non-diversified entails greater risk than an investment in a diversified fund.  When a fund is non-diversified, it may invest a greater percentage of assets in a single issuer than may be invested by a diversified fund.  A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio as compared to a fund which invests in numerous issuers.

                                            Utility Securities Risk.   Investments in utility sectors include the
                                         unique risks associated with decreases in the demand for utility company
                                         (water, gas and electric) products and services, increased competition resulting from deregulation, and rising energy costs, among others.
                                         Such developments also could cause utility companies to reduce the dividends they pay on their stock, potentially decreasing the dividends you receive from the Fund.  Telecommunications, similar to technology, is highly dependent on innovation and expansion of existing technologies, such as internet communications and the ability to access the internet through cellular phones, as well as intense pricing competition and industry consolidation.  Water, gas and electric companies typically borrow heavily to support continuing operations.
                                         Increases in interest rates could increase these utility companies'
                                         borrowing costs, which could adversely impact their financial results and stock price, and ultimately the value of and total return on your
                                         Fund shares.


                                            Investment Style Risk.  Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that employ a different style of investing.
                                         The Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential.  Growth-oriented funds will typically underperform when value investing is popular.  Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors.  Value-oriented funds will typically underperform when growth investing is popular.
                                            Stock Market Risk.  Your investment in the Fund will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates.  When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value.  Such events could also cause companies to decrease the dividends they pay.  If these events were to occur, the dividend yield, total return earned on and the value of your investment would likely decline.
                                         Even if general economic conditions do not change, the dividend yield, total return earned on and the value of your investment could decline if the particular industries, companies or sectors in which a Fund invests do not perform well.
                                            Market Capitalization Risk. The Fund may invest the portion of its assets invested in utilities securities in securities of companies of all market capitalizations.  Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors.  If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies.  Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups or greater dependence on a few key employees, and a more limited trading market for their stocks as compared to larger capitalization companies.  As a result, stocks of small and medium capitalization companies may decline significantly in market downturns or their value may fluctuate more sharply than other securities.
                                            Preferred Stock Risk.  The Fund may purchase preferred stock.
                                         Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate.
                                         "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.  If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline.
                                         The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

                                            Credit Risk.  Credit risk refers to an issuer's ability to make payments of principal and interest when they are due.  Because the Fund will own securities with low credit quality, it will be subject to a high level of credit risk.  The credit quality of such securities is considered speculative by rating agencies with respect to the issuer's ability to pay interest or principal.  The prices of lower grade securities are more sensitive to negative corporate developments, such as a decline in profits, or adverse economic conditions, such as a recession, than are the prices of higher grade securities.  Securities that have longer maturities or that do not make regular interest payments also fluctuate more in price in response to negative corporate or economic news.  Therefore, lower grade securities may experience high default rates, which could mean that the Fund may lose some of its investments in such securities.  If this occurs, the Fund's net asset value and ability to make distributions to you would be adversely affected.  The effects of this default risk are significantly greater for the holders of lower grade securities because these securities often are unsecured and subordinated to the payment rights of other creditors of the issuer.  The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements or dollar rolls, which involve a promise by a third party to honor an obligation to the Fund.
                                            Interest Rate Risk.  If interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall.  If a Fund invests a significant portion of its portfolio in debt securities or stocks purchased primarily for dividend income, and interest rates rise, then the value of your investment may decline.  If interest rates go down, interest earned by a Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays.
                                         The longer the term of a debt security held by a Fund, the more the Fund is subject to interest rate risk.
                                            High Yield Debt Securities Risk.  Investment in high yield securities involves substantial risk of loss.  Non-investment grade debt securities or comparable unrated securities are commonly referred to as "junk bonds" and are considered predominantly speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments.  The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities.  For these reasons, your investment in the Fund is subject to the following specific risks:
                                         o Increased price sensitivity to changing interest rates and to a deteriorating economic environment.
                                         o Greater risk of loss due to default or declining credit quality.
                                         o Adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments.
                                         o If a negative perception of the high yield market develops, the price and liquidity of high yield securities may be depressed.  This negative perception could last for a significant period of time.
                                         o Adverse changes in economic conditions are more likely to cause a high yield issuer to default on principal and interest payments than an investment grade issuer.  The principal amount of high yield securities outstanding has proliferated in the past decade as an increasing number of issuers have used high yield securities for corporate financing.  An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity.
                                         o The secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund's ability to dispose of a particular security.  There are fewer dealers in the market for high yield securities than for investment grade obligations.  The prices quoted by different dealers may vary significantly and the spread between the bid and ask price is generally much larger than for higher rated instruments.  Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and these instruments may become illiquid.  As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded.  Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.
                                         In addition to the risks discussed above, debt securities, including high yield securities, are subject to certain risks, including:
                                            Issuer Risk.  The value of corporate income-producing securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.
                                            Reinvestment Risk.  Reinvestment risk is the risk that income from the Fund's bond portfolio will decline if and when the Fund invests the proceeds from matured, traded or called bonds at market interest rates that are below the portfolio's current earnings rate. A decline in income could affect the common shares' market price or their overall returns.
                                            Prepayment Risk.  During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.  Debt securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity.  An issuer may redeem an obligation if the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer.
                                            Extension Risk. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments.  This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security.
                                            Management Risk.  The Fund is subject to management risk because it is an actively managed investment portfolio.  The Advisor's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy may prove to be incorrect and there can be no guarantee that it will produce the desired results.
                                            Foreign (Non-U.S.) Investment Risk.  Investing in the securities of foreign issuers may involve unique risks compared to investing in the securities of U.S. issuers.  Some of these risks do not apply to issuers located in larger, more developed countries.  These risks will be more pronounced if the Fund invests significantly in emerging market countries or in one country.  For example, political turmoil and economic instability in the countries in which a Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment.  Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure and accounting standards or regulatory practices.  This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.
                                         Many non-U.S. markets are smaller, less liquid and more volatile than
                                         US. markets.  In a changing market, the Advisor may not be able to sell the Fund's portfolio securities in amounts and prices the Advisor considers reasonable.  In addition, if the value of any foreign currency in which a Fund's investments are denominated declines relative to the
                                         U.S. dollar, the dividend yield, total return earned on and the value of your investment in the Fund may decline as well.

                                            Currency Devaluation and Fluctuations Risk.  The Fund may invest in non-dollar-denominated investments.  The Fund may be limited in its ability to hedge the value of its non-dollar-denominated investments against currency fluctuations.  As a result, a decline in the value of currencies in which the Fund's investments are denominated against the dollar will result in a corresponding decline in the dollar value of the
                                         Fund's assets.  These declines will in turn affect the Fund's income and net asset value.

                                            Convertible Securities Risk.  Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.  As with all fixed income securities, the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline.
                                         However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not decline in price to the same extent as the underlying common stock.  Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock.
                                            Corporate Loans Risk.  The Fund may acquire interests in loans made by banks or other financial institutions to corporate issuers or participation interests in such loans (up to 10% of the Fund's total assets).  By purchasing a participation interest in a loan, the Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate or government borrower.  The participations typically will result in the Fund having a contractual relationship only with the lender, not the borrower.  The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower.
                                         If the Fund only acquires a participation in the loan made by a third party, the Fund may not be able to control the exercise of any remedies that the lender would have under the corporate loan.  Such third party participation arrangements are designed to give corporate loan investors preferential treatment over high yield investors in the event of a deterioration in the credit quality of the issuer.  Even when these arrangements exist, however, there can be no assurance that the principal and interest owed on the corporate loan will be repaid in full.  The secondary dealer market for certain corporate loans may not be as well developed as the secondary dealer market for bonds and, therefore, presents increased market risk relating to liquidity and pricing concerns. In addition, the markets in loans are not regulated by federal securities laws or the Commission.
                                            Derivatives Risk.  Even a small investment in derivatives can have a significant impact on the Fund's exposure to interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the Fund's other investments, the Fund may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.
                                            Counterparty Risk.  The Fund will be subject to credit risk with respect to the counterparties to the derivatives contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.
                                            Leverage Risk.  The Fund initially intends to issue preferred shares of beneficial interest representing approximately 35% of the Fund's capital after their issuance of common shares. The Fund may also borrow money from banks or other financial institutions or issue debt securities.  The Fund will not issue preferred shares or borrow money if, immediately after such issuance or borrowing, total leverage for the
                                         Fund exceeds 38% of the Fund's total assets immediately after such issuance or borrowing.  Leverage creates risks which may adversely affect the return for the holders of common shares, including:
                                         o the likelihood of greater volatility of net asset value, market price and dividend rate of the Fund's common shares;
                                         o fluctuations in the dividend rates on any preferred shares or in interest rates on borrowings and short-term debt;
                                         o increased operating costs, which may reduce the Fund's total return;
                                         and
                                         o the potential for a decline in the value of an investment acquired with borrowed funds, while the Fund's obligations under such borrowing remain fixed.
                                         To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used.  Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage or if the Fund incurs capital losses, the return of the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced or potentially eliminated.
                                         Certain types of borrowings may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage, borrowing base and portfolio composition requirements and additional covenants that may affect the Fund's ability to pay dividends and distributions on common shares in certain instances.  The Fund may also be required to pledge its assets to the lenders in connection with certain types of borrowing.  The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more nationally recognized rating organizations which may issue ratings for the preferred shares or short-term debt instruments issued by the Fund.
                                         These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the
                                         Investment Company Act of 1940, as amended (the "1940 Act").
                                            Market Price of Shares Risk. Whether investors will realize a gain or loss upon the sale of the Fund's common shares will depend upon whether the market value of the shares at the time of sale is above or below the price the investor paid, taking into account transaction costs, for the shares and is not directly dependent upon the Fund's net asset value.
                                         Because the market value of the Fund's shares will be determined by factors such as the relative demand for and supply of the shares in the market, general market conditions and other factors beyond the control of the Fund, the Fund cannot predict whether its common shares will trade at, below or above net asset value, or below or above the initial offering price for the shares.
                                            Market Disruption and Geopolitical Risk.  The war with Iraq, its aftermath and the continuing occupation of Iraq are likely to have a substantial impact on the U.S. and the world economies and securities markets.  The nature, scope and duration of the occupation cannot be predicted with any certainty.  Terrorist attacks on the World Trade
                                         Center and Pentagon on September 11, 2001 closed some of the U.S.
                                         securities markets for a four-day period and the occurrence of similar events in the future cannot be ruled out.  The war and occupation, terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally.  Those events could also have an acute effect on individual issuers or related groups of issuers, securities markets, interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the common shares.
                                            Inflation Risk.  Inflation risk is the risk that the value of assets or income from the Fund's investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real, or inflation-adjusted, value of the common shares and distributions can decline and the dividend payments on the Fund's preferred shares, if any, or interest payments on Fund borrowings, if any, may increase.
                                            Market Discount Risk.  Shares of closed-end funds frequently trade at prices lower than their net asset value.  This is commonly referred to as "trading at a discount."  This characteristic of shares of closed-end funds is a risk separate and distinct from the risk that the Fund's net asset value may decrease. Investors who sell their shares within a relatively short period after completion of the public offering are likely to be exposed to this risk.  Accordingly, the Fund is designed primarily for long-term investors and should not be considered a vehicle for trading purposes.  Net asset value will be reduced following the offering by the underwriting discount and the amount of offering expenses paid by the Fund.
                                            Tender Offers (Evergreen Enhanced Liquidity Plan) Risk.  The Fund's
                                         potential quarterly tender offers for common shares may prevent the Fund from taking advantage of attractive investment opportunities.  Moreover, if the Fund does not generate sufficient cash flow from operations, it may be forced to sell investments at disadvantageous times, and in amounts that the Adviser would not otherwise contemplate, or to borrow money, in order to make such tender offers.  If the Fund borrows money, rather than liquidate investments, to fund a tender offer, it is subject to the risk that investment return on the common shares will be reduced to the extent the cost of borrowings exceeds income on the retained investments.

                                            Liquidity Risk.  The Fund does not intend to purchase illiquid securities, which are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities. However, the Fund is not required to sell or dispose of any debt security that becomes illiquid subsequent to its purchase. Illiquid securities may be subject to wide fluctuations in market value. The Fund may be subject to significant delays in disposing of illiquid securities. Accordingly, the Fund may be forced to sell these securities at less than fair market value or may not be able to sell them when the Advisor believes that it is desirable to do so. Illiquid securities also may entail registration expenses and other transaction costs that are higher than those for liquid securities.
                                            Anti-takeover Provisions Risk.  The Fund's Declaration of Trust and
                                         By-laws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Trustees. Such provisions could limit the ability of shareholders to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. These provisions include staggered terms of office for the Trustees, advance notice requirements for shareholder proposals, and super-majority voting requirements for open-ending the
                                         Fund or a merger, liquidation, asset sale or similar transactions.
                                            Other Regulatory Matters Risk. Governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the securities and mutual fund industries, including those relating to market-timing and late trading. The investigations cover advisory companies to mutual funds (including the Advisor), broker-dealers, hedge funds and others.  Wachovia Corporation (the
                                         Advisor's parent) and/or certain of its subsidiaries (including the
                                         Advisor) have received subpoenas and/or other requests for documents and testimony relating to the investigations, are attempting to comply with those requests and are cooperating with the investigations. Wachovia
                                         Corporation and its subsidiaries, including the Advisor, are continuing their own internal review of policies, practices, procedures and personnel, and are taking remedial actions where appropriate. Wachovia
                                         Corporation also is cooperating with governmental and self-regulatory authorities in matters relating to the brokerage operations of
                                         Prudential Financial, Inc. ("Prudential") that were included in Wachovia
                                         Corporation's retail brokerage combination with Prudential. Under the terms of that transaction, Wachovia Corporation is indemnified by
                                         Prudential for liabilities relating to those matters.
                                         Based on information currently available, advice of counsel, available insurance coverage and established reserves, Wachovia Corporation believes that the eventual outcome of the actions against Wachovia
                                         Corporation and/or its subsidiaries, including the matters described above, will not, individually or in the aggregate, have a material adverse effect on Wachovia Corporation's consolidated financial position or results of operations or on its subsidiaries, including the Advisor.
                                         However, in the event of unexpected future developments, it is possible that the ultimate resolution of those matters, if unfavorable, may be material to Wachovia Corporation's results of operations for any particular period, including for that of the Advisor.
Investment Adviser....................   Evergreen Investment Management Company, LLC (previously defined as the
                                         "Advisor") is responsible on a day-to-day basis for investment of the
                                         Fund's portfolio in accordance with its investment objective and policies.  Day-to-day management of these portions of the Fund's portfolio is the responsibility of a team of portfolio management professionals from the Advisor's High Yield Bond and Value Equity teams, respectively.

                                         The Advisor has been managing mutual funds and private accounts since
                                         1932 and, as of December 31, 2003, with its affiliates, managed over
                                         $247 billion in assets, including more than $4.5 billion in high yield fixed income assets.  The Advisor is a wholly-owned subsidiary of
                                         Wachovia Corporation.

                                         The Fund pays the Advisor an annual fee for its investment advisory services equal to 0.60% of the Fund's average daily Total Assets. This fee is payable monthly. "Total Assets" means the net assets of the Fund
                                         (plus borrowings or other leverage for investment purposes to the extent excluded in calculating net assets)  See "Management of the Fund"
                                         beginning on page 41.


Listing...............................   Currently, there is no public market for the Fund's common shares. The
                                         Fund has applied for listing on the American Stock Exchange under the
                                               ===========
                                         symbol "ERH".

Custodian and Transfer Agent..........   State Street Bank and Trust Company will serve as the Fund's custodian, and EquiServe Trust Company, N.A. will serve as the Fund's transfer agent.
Administrator.........................   The Fund has engaged Evergreen Investment Services, Inc. ("EIS") to provide certain administrative services for the Fund. The Fund will pay the administrator a monthly fee computed at an annual rate of 0.05% of the Fund's average daily Total Assets.
Market Price of Common Shares........... Common shares of closed-end investment companies frequently trade at prices lower than their net asset value. Common
                                         shares of closed-end investment companies have in the past during some periods traded at prices higher than their net asset value and during other periods traded at prices lower then their net asset value. The
                                         Fund cannot assure you that its common shares will trade at a price higher than or equal to net asset value. The Fund's net asset value will be reduced immediately following this offering by the sales load and the amount of the organization and offering expenses paid by the Fund. See
                                         "Use of Proceeds." In addition to net asset value, the market price of the Fund's common shares may be affected by such factors as the Fund's use of leverage, dividend stability, portfolio credit quality, liquidity, market supply and demand, the Fund's dividends paid (which are in turn affected by expenses), call protection for portfolio securities and interest rate movements. See "Leverage," "Risk Factors"
                                         and "Description of Shares."  The Fund's common shares are designed primarily for long-term investors, and you should not purchase common shares if you intend to sell them shortly after purchase.
Distributions.........................   The Fund intends to distribute to common shareholders all or a portion of its net investment income monthly and net realized capital gains, if any, at least annually.  While the Fund will attempt to maintain a stable level of distributions, the Fund will still comply with
                                         Subchapter M of the Internal Revenue Code of 1986, as amended (the
                                         "Code").  The Fund intends to seek an exemptive order from the Commission that would allow it to distribute capital gains monthly to further allow it to maintain a stable level of distributions to shareholders.  The
                                         Fund expects that it will declare initial distributions within approximately 45 days and commence paying dividends within approximately
                                         60 to 90 days from the date of this prospectus. However, investments that, in the judgment of the Advisor, are appropriate investments for the Fund may not be immediately available.  Therefore, the Fund expects that there will be a period of up to three months following the completion of its common shares offering before it is fully invested in accordance with its investment objective and policies.  Pending such investment, the Fund anticipates that all or a portion of the proceeds will be invested in U.S. government securities or high grade, short-term money market instruments.
                                         At times, in order to maintain a stable level of distributions, the Fund may pay out less than all of its net investment income or pay out accumulated undistributed income in addition to current net investment income.
                                         Dividend and capital gains distributions generally are reinvested in additional common shares of the Fund.  However, an investor can choose to receive distributions in cash. Since not all investors can participate in the Fund's Automatic Dividend Reinvestment Plan (the
                                         "Plan"), you should contact your broker or nominee to confirm that you are eligible to participate in the Plan.  See "Dividends and
                                         Distributions" beginning on page 43.
Tender Offers (Evergreen
Enhanced Liquidity Plan)............     For a time period of eight consecutive calendar quarters beginning six to eight months after the Fund's commencement of operations, if the
                                         Fund's common shares trade at a greater than 5% discount to net asset value for a certain number of days during a quarter, the Fund intends to make a tender offer during such quarter for up to 5% of the Fund's outstanding common shares at net asset value, subject to certain conditions described in this prospectus. The Fund will make its first tender offer within the first six to eight months of the Fund's operations and for the next seven consecutive calendar quarters of operation thereafter if certain conditions are met. See "Tender Offers
                                         (Evergreen Enhanced Liquidity Plan)" beginning on page 50.


                            SUMMARY OF FUND EXPENSES

     The following fee table shows the Fund's estimated expenses as a percentage of net assets attributable to common shares assuming the use of leverage through the issuance of preferred shares in an amount equal to 35% of the Fund's capital. Footnote 2 to the table also shows Fund estimated expenses as a percentage of net assets attributable to common shares, but assumes that no preferred shares are issued or outstanding (such as will be the case prior to the Fund's expected issuance of preferred shares.)

Shareholder Transaction Expenses:
     Sales Load (as a percentage of offering price).................................     4.50%
     Dividend Reinvestment Plan Fees................................................     None(1)

                                                                              Percentage of net assets
                                                                               attributable to common
                                                                           shares (assuming the issuance
                                                                            of Fund preferred shares)(2)
                                                                             ---------------------------
Annual Expenses:
     Management Fee.................................................................  0.92%
     Other Expenses.................................................................  0.38%(3)(4)
                                                                                        -----
     Total Annual Expenses..........................................................  1.30%(5)

(1) A shareholder that directs the plan agent to sell shares held in a dividend reinvestment account will pay brokerage charges.

(2) The table presented in this footnote estimates what the Fund's annual expenses would be stated as a percentage of the Fund's net assets attributable to common shares but, unlike the table above, assumes that no Fund preferred shares are issued or outstanding. This will be the case, for instance, prior to the Fund's expected issuance of preferred shares. In accordance with these assumptions, the Fund's expenses would be estimated as follows:

                                                                              Percentage of net assets
                                                                               attributable to common
                                                                                shares (assuming no
                                                                               Fund preferred shares
                                                                             are issued or outstanding)
                                                                              ------------------------
     Annual Expenses:
         Management Fee.............................................................    0.60%
         Other Expenses.............................................................   0.20%(3)
                                                                                        -----
         Total Annual Expenses..............................................        0.80% (5)(6)
                                                                                        -----

(3) Other Expenses includes an administrative services fee of 0.05% of the Fund's average daily Total Assets payable to EIS, an affiliate of the Advisor.

(4) If the Fund offers preferred shares, costs of the offering, estimated to be approximately 1.20% of the total dollar amount of the Fund preferred share offering, will effectively be borne by the shareholders of common shares and result in the reduction of the paid-in capital attributable to the common shares. Assuming the issuance of Fund preferred shares in an amount equal to 35% of the Fund's capital (after issuance), those offering costs are estimated to be no more than approximately $0.13 per common share (0.64% of the offering price or $1,609,979 based on a $250,000,000 offering). These offering costs are not included among the expenses shown in the table.

(5) The Fund will bear expenses in connection with the offering in an amount up to $0.04 per share. The Advisor has agreed to pay the amount by which the aggregate of all of the Fund's organizational expenses and all offering costs (other than the sales load) exceeds $0.04 per common share (0.20% of the offering price). These offering costs are not included among the expenses shown in the table. If the Fund completes an offering of preferred shares, the Fund will also pay expenses in connection with such offering.

(6) The Advisor has agreed to contractually waive the management fee and/or reimburse expenses in order to limit Total Annual Expenses to 1.50% if preferred shares are issued and to 1.00% if no preferred shares are issued.

     The purpose of the tables in this section is to assist you in understanding the various costs and expenses that a shareholder will bear directly or indirectly by investing in the Fund's common shares. The amount set forth under Other Expenses in each table is based upon estimates for the Fund's first year of operations and assumes that the Fund issues approximately 12,500,000 common shares and, with respect to the first table, issues preferred shares as a means of leverage. If the Fund issues fewer common shares, all other things being equal, these expenses as a percentage of net assets would increase. For additional information with respect to the Fund's expenses, see "Management of the Fund."

     The following example illustrates the expenses that you would pay on a $1,000 investment in common shares (including the sales load of $45, estimated offering expenses of this offering of $2.00 and the estimated offering costs of issuing preferred shares, assuming the Fund issues preferred shares representing 35% of the Fund's capital (after their issuance) of $6.44) in years one through ten, assuming (1) total net annual expenses of 1.30% of net assets attributable to common shares (assuming the issuance of preferred shares) and (2) a 5% annual return:*

                                                       1 Year        3 Years        5 Years      10 Years
                                                       -------       -------        -------       -------
     Total Expenses Incurred.....................       $66            $93           $122           $203

     * The example should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that the estimated "Other Expenses" set forth in the fee table are accurate and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% return shown in the example.




                                    THE FUND




     The Fund is a newly organized, non-diversified, closed-end management investment company. The Fund was organized as a statutory trust under the laws of the state of Delaware on February 4, 2004, and has registered under the 1940 Act. As a recently organized entity, the Fund has no operating history. The Fund's principal offices are located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, and its telephone number is 1-800-343-2898.




                                 USE OF PROCEEDS




     The net proceeds of this offering will be approximately $ (or approximately $ assuming the underwriters exercise the overallotment option in full) after payment of offering costs estimated to be approximately $ .. and the deduction of the sales load. The Advisor has agreed to pay the amount by which the aggregate of all of the Fund's organizational expenses and offering costs (other than the sales load) exceeds $0.04 per common share.

     The Fund will invest the net proceeds of the offering in accordance with its investment objective and policies as stated below. However, investments that, in the judgment of the Advisor, are appropriate investments for the Fund may not be immediately available. Therefore, the Fund expects that there will be a period of up to three months following the completion of its common shares offering before it is fully invested in accordance with its investment objective and policies. Pending such investment, the Fund anticipates that all or a portion of the proceeds will be invested in U.S. government securities or high grade, short-term money market instruments. See "Investment Objective and Principal Investment Strategies."




            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES




     Investment Objective
     The Fund's investment objective is to seek a high level of current income and moderate capital growth, with an emphasis on providing tax-advantaged dividend income. The Fund's investment objective is a fundamental policy and may not be changed without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Fund makes no assurance that it will realize its objective.

     Principal Investment Strategies

     Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of utilities companies (water, gas, electric and telecommunications companies) and in U.S non-investment grade debt securities. Under normal market conditions, the Fund allocates approximately 70% of its total assets to an investment strategy that focuses on common, preferred and convertible preferred stocks and convertible debentures of utility (water, gas, electric and telecommunications companies), and approximately 30% of its total assets in an investment strategy that focuses on U.S. dollar denominated non-investment grade bonds, debentures, and other income obligations. This is a non-fundamental policy and may be changed by the Board of Trustees of the Fund so long as shareholders are provided with at least 60 days prior written notice of any change as required by the rules under the 1940 Act. The Advisor reserves the discretion based upon market conditions to reallocate the proportions of total assets invested in each investment strategy. No more than 35% of the Fund's total assets will be invested in non-investment grade debt securities. The Fund may invest up to 25% of its total assets in foreign securities.

     An investment in the Fund may be speculative in that it involves a high degree of risk and should not constitute a complete investment program. See "Risk Factors."

     The Fund principally allocates its assets among two separate investment strategies:


     o Utility Securities. Under normal market conditions, the Fund expects to invest approximately 70% of its total assets in an investment strategy that focuses on common, preferred and convertible preferred stocks and convertible debentures of utility companies (water, gas, electric and telecommunications companies). The Fund may invest this portion of its assets in companies of all market capitalizations. This portion generally will be invested in approximately 60 to 70 different securities of utilities companies. In addition, the Fund may invest up to 35% of this portion of the Fund's assets in convertible debentures of utility companies of any quality. Of this 35%, a maximum of 7% may be non-investment grade.


     Recent changes in the tax laws have allowed qualifying dividends to be taxed at the same rate as long-term capital gains (currently 15%). Through the Fund's investments in the utilities sector, the Fund expects to invest a significant portion of its assets in equity securities that pay quarterly dividends qualifying for such rate. Therefore, a significant portion of the Fund's yield may be considered to be tax-advantaged relative to investments in securities that do not qualify for the same rate as long-term capital gains. However, because the Fund will also invest in debt obligations, it will have less tax advantages than a fund fully invested in securities qualifying for this rate.

     o U.S. High Yield Debt Securities. Under normal market conditions, the Fund invests approximately 30% of its total assets in an investment strategy that focuses on U.S. dollar denominated non-investment grade bonds, debentures and other income obligations.

     The high yield securities in which this portion of the Fund invests are expected to be rated between and including B3 and Ba1 by Moody's or B- and BB+ by S&P or will be unrated but determined by the Advisor to be of comparable quality. This portion of the Fund's portfolio targets securities with a minimum rating of B to BB at the time of purchase and attempts to maintain a weighted average credit quality with respect to the high yield securities of B to BB. This portion of the Fund will not purchase high yield securities with a rating of CCC or below, although the Fund may hold such securities as a result of a downgrade in ratings subsequent to their purchase. No more than 10% of this portion of the Fund's assets may be invested in securities that are rated CCC or below or are unrated. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative with respect to the issuer's capacity to pay interest and repay principal. Non-investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. For purposes of the Fund's credit quality policies, if a security receives different ratings from nationally recognized securities rating organizations, the Fund will use the rating chosen by the portfolio managers as most representative of the security's credit quality. The Fund's high yield securities may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, contingent, deferred, payment in kind and auction rate features. The Fund invests in high yield securities with a broad range of maturities. The Advisor anticipates that, assuming the issuance of preferred shares representing approximately 35% of the Fund's capital immediately after their issuance, the weighted average duration of the Fund's high yield U.S. debt securities will be 4.6 to 9.2 years (after leverage), although there is no guarantee that this range will be obtained. Maturity measures the average final payable dates of debt instruments. Duration measures the average life of a bond, defined as the weighted-average maturity of the periods until payment is made, with weights proportional to the present value of payment. For example, a fund with a duration of 5 years would likely drop 5% in value if interest rates rise one percentage. Because the Fund will be leveraged, its net asset value may fall more than 5% because changes in the value of the Fund are borne entirely by the common shareholders.

     In other than normal market conditions, when changing economic conditions and other factors cause the yield difference between lower rated and higher rated securities to narrow, the Fund may purchase higher rated U.S. debt instruments if the Advisor believes that the risk of loss of income and principal may be reduced substantially with only a relatively small reduction in yield.

     The Advisor will monitor the weighting of each investment strategy within the Fund's portfolio on an ongoing basis and rebalance the Fund's assets when the Advisor determines that such a rebalancing is necessary to align the portfolio in accordance with the investment strategies described above in "Investment Objective and Principal Investment Strategies--Principal Investment Strategies." From time to time, the Fund's Advisor may make adjustments to the weighting of each investment strategy. Such adjustments would be based on the Advisor's review and consideration of the expected returns for each investment strategy and would factor in the stock, bond and money markets, interest rate and corporate earnings growth trends, and economic conditions which support changing investment opportunities.



     Other Investment Techniques and Strategies

     In addition to the principal investment strategies discussed above, the Fund may at times invest a portion of its assets in the investment strategies and may use certain investment techniques as described below. The Statement of Additional Information provides a more detailed discussion of certain of these and other securities and techniques and indicates if the Fund is subject to any limitations with respect to a particular investment strategy. (Please note that some of these strategies may be a principal investment strategy for a portion of the Fund and consequently are also described above under "Principal Investment Strategies".)

     Investments in Equity Securities. The Fund may invest in equity securities. Equity securities, such as common stock, generally represent an ownership interest in a company. While equity securities have historically generated higher average returns than fixed income securities, equity securities have also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of a particular equity security held by the Fund. Also, the price of equity securities, particularly common stocks, are sensitive to general movements in the stock market. A drop in the stock market may depress the price of equity securities held by the Fund.

     Convertible and Other Securities. The Fund's investment in fixed income securities may include bonds and preferred stocks that are convertible into the equity securities of the issuer or a related company. The Fund will not invest more than 35% of the utilities portion of the Fund's assets in convertible securities of any quality. Of this 35%, a maximum of 7% may be non-investment grade. Depending upon the relationship of the conversion price to the market value of the underlying securities, convertible securities may trade more like equity securities than debt instruments.

     Foreign Currency Transactions. Foreign currency transactions are entered into for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency transactions include the purchase of foreign currency on a spot (or cash) basis, contracts to purchase or sell foreign currencies at a future date (forward contracts), the purchase and sale of foreign currency futures contracts, and the purchase of exchange traded and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

     These hedging transactions do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time.

     Preferred Shares. The Fund may invest in preferred shares. Preferred shares are equity securities, but they have many characteristics of fixed income securities, such as a fixed dividend payment rate and/or a liquidity preference over the issuer's common shares. However, because preferred shares are equity securities, they may be more susceptible to risks traditionally associated with equity investments than the Fund's fixed income securities.

     Corporate Loans. The Fund may invest a portion of its assets in loan participations and other claims against corporate borrowers. The Fund may invest up to 10% of its total assets in corporate loans. The Fund considers corporate loans to be high yield debt instruments if the issuer has outstanding debt securities rated below investment grade or has no rated securities, and includes corporate loans in determining the percentage of its total assets that are invested in high yield debt instruments. The corporate loans in which the Fund invests primarily consist of direct obligations of a borrower. The Fund may invest in a corporate loan at origination as a co-lender or by acquiring in the secondary market participations in, assignments of or novations of a corporate loan. By purchasing a participation, the Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. The participations typically will result in the Fund having a contractual relationship only with the lender, not the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Many such loans are secured, although some may be unsecured. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the Commission.

     As in the case of other high yield investments, such corporate loans may be rated in the lower rating categories of the established rating services (B3 or higher by Moody's or B- or higher by S&P), or may be unrated investments considered by the Advisor to be of comparable quality. As in the case of other high yield investments, such corporate loans can be expected to provide higher yields than lower yielding, higher rated fixed income securities, but may be subject to greater risk of loss of principal and income. There are, however, some significant differences between corporate loans and high yield bonds. Corporate loan obligations are frequently secured by pledges of liens and security interests in the assets of the borrower, and the holders of corporate loans are frequently the beneficiaries of debt service subordination provisions imposed on the borrower's bondholders. These arrangements are designed to give corporate loan investors preferential treatment over high yield investors in the event of a deterioration in the credit quality of the issuer. Even when these arrangements exist, however, there can be no assurance that the borrowers of the corporate loans will repay principal and/or pay interest in full. Corporate loans generally bear interest at rates set at a margin above a generally recognized base lending rate that may fluctuate on a day-to-day basis, in the case of the prime rate of a U.S. bank. Consequently, the value of corporate loans held by the Fund may be expected to fluctuate significantly less than the value of other fixed rate high yield instruments as a result of changes in the interest rate environment. On the other hand, the secondary dealer market for certain corporate loans may not be as well developed as the secondary dealer market for high yield bonds and, therefore, presents increased market risk relating to liquidity and pricing concerns.

     Structured Securities. The Fund may invest in structured securities. The value of the principal and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators ("Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the Reference. The terms of the structured securities may provide in certain circumstances that no principal is due at maturity and, therefore, may result in a loss of the Fund's investment. Changes in the interest rate or principal payable at maturity may be a multiple of the changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed income securities.

     U.S. Government Securities. U.S. government securities in which the Fund may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government, including the Federal Housing Administration, Federal Financing Bank, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (GNMA), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan
Marketing Association, Resolution Trust Corporation and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing reorganization since 1987). Some U.S. government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Securities issued by GNMA, but not those issued by FNMA or FHLMC, are also backed by the full faith and credit of the U.S. government. Others are supported by: (1) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (2) the discretionary authority of the U.S. government to purchase the agency's obligations, such as securities of the FNMA or FHLMC; or (3) only the credit of the issuer. In general, securities issued by U.S. government-sponsored entities are neither insured nor guaranteed by the U.S. Treasury. No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States. Securities guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or any of its agencies, authorities or instrumentalities; and (ii) participations in loans made to non-U.S. governments or other entities that are so guaranteed. The secondary market for certain of these participations is limited and, therefore, they may be regarded as illiquid (i.e., the Fund cannot easily resell them within seven days at current value).

     Other Investment Companies. The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. Under the 1940 Act, the Fund may not acquire the securities of other domestic or non-U.S. investment companies if, as a result, (i) more than 10% of the Fund's total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Fund, or (iii) more than 5% of the Fund's total assets would be invested in any one investment company. These limitations do not apply to the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all the assets of another investment company.

     The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies' expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund's own operations.

     Defensive and Temporary Investments. Under unusual market or economic conditions or for temporary defensive purposes, the Fund may invest up to 100% of its total assets in securities issued or guaranteed by the U.S. government or its instrumentalities or agencies, certificates of deposit, bankers' acceptances and other bank obligations, commercial paper rated in the highest category by a nationally recognized statistical rating organization or other fixed income securities deemed by the Advisor to be consistent with a defensive posture, or may hold cash. To the extent the Fund implements defensive strategies, it may be unable to achieve its investment objective.

     Derivatives. The Fund may, but is not required to, use various derivatives described below to earn income, facilitate portfolio management and mitigate risks. Such derivatives are generally accepted under modern portfolio management and are regularly used by many mutual funds and other institutional investors. Although the Advisor seeks to use the practices to further the Fund's investment objective, no assurance can be given that these practices will achieve this result.

     The  Fund  may   purchase   and  sell   derivative   instruments   such  as
exchange-listed and over-the-counter put and call options on securities, financial futures, equity, fixed-income and interest rate indices, and other financial instruments, purchase and sell financial futures contracts and options thereon, and enter into various interest rate transactions such as swaps, caps, floors or collars. The Fund also may purchase derivative instruments that combine features of these instruments. Collectively, all of the above are referred to as "derivatives." The Fund generally seeks to use derivatives as a portfolio management or hedging technique to seek to protect against possible adverse changes in the market value of securities held in or to be purchased for the Fund's portfolio, protect the value of the Fund's portfolio, facilitate the sale of certain securities for investment purposes, manage the effective interest rate exposure of the Fund, manage the effective maturity or duration of the Fund's portfolio, or establish positions in the derivatives markets as a temporary substitute for purchasing or selling particular securities. The Fund may invest up to 10% of its total assets in futures and options on securities and indices and in other derivatives. In addition, the Fund may enter into interest rate swap transactions with respect to the total amount the Fund is leveraged in order to hedge against adverse changes in interest rates affecting dividends payable on any preferred shares or interest payable on borrowings constituting leverage. In connection with any such swap transaction, the Fund will segregate liquid securities in the amount of its obligations under the transaction. The Fund generally does not anticipate using derivatives for non-hedging purposes, but in the event the Advisor uses derivatives for non-hedging purposes, no more than 10% of the Fund's total assets will be committed to initial margin for derivatives for such purposes.

     Derivatives have risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative instruments. Furthermore, the ability to successfully use derivatives depends on the Advisor's ability to predict pertinent market movements, which cannot be assured. Thus, the use of derivatives may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. Additionally, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to derivatives are not otherwise available to the Fund for investment purposes.

     A more complete discussion of derivatives and their risks is contained in the Statement of Additional Information.

     Repurchase Agreements. The Fund may enter into repurchase agreements with broker-dealers, member banks of the Federal Reserve System and other financial institutions. Repurchase agreements are arrangements under which the Fund purchases securities and the seller agrees to repurchase the securities within a specific time and at a specific price. The repurchase price is generally higher than the Fund's purchase price, with the difference being income to the Fund. Under the direction of the Board of Trustees, the Advisor reviews and monitors the creditworthiness of any institution which enters into a repurchase agreement with the Fund. The counterparty's obligations under the repurchase agreement are collateralized with U.S. Treasury and/or agency obligations with a market value of not less than 100% of the obligations, valued daily. Collateral is held by the Fund's custodian in a segregated, safekeeping account for the benefit of the Fund. Repurchase agreements afford the Fund an opportunity to earn income on temporarily available cash at low risk. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and interest involved in the transaction.

     Lending of Portfolio Securities. The Fund may lend portfolio securities to registered broker-dealers, or other institutional investors, deemed by the Advisor to be creditworthy (and approved by the Board of Trustees of the Fund) under agreements which require that the loans be secured continuously by collateral in cash, cash equivalents or U.S. Treasury bills maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned as well as the benefit of any increase and the detriment of any decrease in the market value of the securities loaned and would also receive compensation based on investment of the collateral. The Fund would not have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of consent on a material matter affecting the investment.

     As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund will lend portfolio securities only to firms that have been approved in advance by the Board of Trustees, which will monitor the creditworthiness of any such firms. At no time would the value of the securities loaned exceed 35% of the value of the Fund's total assets.

     Portfolio Turnover. It is the policy of the Fund not to engage in trading for short-term profits although portfolio turnover is not considered a limiting factor in the execution of investment decisions for the Fund.


     Due to market conditions or otherwise, investments that, in the judgment of the Advisor, are appropriate investments for the Fund may not be immediately available. Therefore, the Fund expects that there will be an initial investment period of up to three months following the completion of its common shares offering before it is fully invested in accordance with its investment objective and policies. Pending such investment, the Fund anticipates that all or a portion of the proceeds will be invested in U.S. government securities or high grade, short-term money market instruments.


     Benefits of Investing in the Fund

     Investment in the Fund offers the individual investor several potential benefits. In managing a portfolio of equity securities and debt instruments, the Advisor provides professional management which includes the extensive credit analysis needed to invest in equity securities, high yield bonds, corporate loans, convertible securities and preferred shares. The Fund also relieves the investor of the burdensome administrative details involved in managing a portfolio of such investments. Additionally, the Advisor may seek to enhance the yield or capital appreciation of the Fund's common shares by leveraging the Fund's capital structure through the issuance of preferred shares or short-term debt securities or the borrowing of money. These benefits are at least partially offset by the expenses involved in running an investment company. Such expenses primarily consist of advisory fees and operational costs. The use of leverage also involves certain expenses and risk considerations. See "Risk Factors--Leverage" and "Leverage."

     The Advisor's Investment Approach

     The Fund combines investments in high yield debt securities with equity securities and convertible debentures of utilities companies. Each of these sectors has its own distinct attributes that the Advisor believes could contribute to the potential for the Fund to achieve its investment objective. There is no guarantee that the Fund will obtain its investment objective. The Fund is managed following a rigorous investment process that emphasizes both quality and value. The research-driven approach includes both a top-down review of macroeconomic factors and intensive, bottom-up scrutiny of individual securities. The Advisor considers both broad economic and issuer specific factors in selecting a portfolio which it believes will achieve the Fund's investment objective. In assessing the appropriate maturity and duration for the Fund's portfolio and the credit quality parameters and weighting objectives for sector and industry of each portion of the Fund's portfolio, the Advisor considers a variety of factors that are expected to influence the economic environment and the dynamics of the equity and debt securities markets. These factors include fundamental economic indicators, such as interest rate trends, the rates of economic growth and inflation, the performance of equity markets, commodities prices, monetary policies in the U.S. and overseas and the relative value of the U.S. dollar compared to other currencies. Once the Advisor determines the preferable portfolio characteristics, the Advisor conducts further evaluation to determine capacity and inventory levels in the utility industry. The Advisor considers a number of factors when selecting individual utility company stocks: a history of high dividends and profits; the size of the company's market and market share; competitive or technological advantages that may help it in the future; potential merger activity; and the projected volatility of the company or industry. The stock selection is based on a blended style of equity management that allows it to invest in both value- and growth-oriented equity securities. The Advisor also selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issues), liquidity and rating. In addition, the Advisor employs due diligence and fundamental research to assess an issuer's credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management ability. The Advisor uses extensive, proprietary research and broad sector diversification to help manage risk. The Advisor considers both macro- and microeconomic factors -- such as inflation, consumer spending and wages -- that affect the conditions of firms in the Fund's portfolio.



     The Advisor's analysis of issuers may include, among other things, historic and current financial conditions, current and anticipated cash flow and borrowing requirements, value of assets in relation to historical costs, strength of management, responsiveness to business conditions, credit standing, the company's leverage versus industry norms and current and anticipated results of operations. While the Advisor considers as one factor in its credit analysis the ratings assigned by the rating services, the Advisor performs its own independent credit analysis of issuers and, consequently, the Fund may invest, without limit, in unrated securities. As a result, the Fund's ability to achieve its investment objective may depend to a greater extent on the Advisor's own credit analysis than investment companies which invest in higher rated securities. The Advisor's analysis also includes quantitative and qualitative research and modeling designed to evaluate the effects of changing interest rate and prepayment scenarios and their effect on the performance of the security and portfolio.

     In making portfolio decisions, the Advisor relies on the knowledge, experience and judgment of its staff who has access to a wide variety of research. Each portfolio management team applies a strict sell discipline to its portion of the Fund's portfolio, which is as important as purchase criteria in determining a portfolio holding's performance. The Fund may continue to hold securities that are downgraded after the Fund purchases them and will sell such securities only if, in the Advisor's judgment, it is advantageous to sell such securities.




                                    LEVERAGE

     To increase its assets available for investment, the Fund initially intends, within approximately three months of the commencement of the Fund's operations, to issue preferred shares of beneficial interest representing approximately 35% of the Fund's capital immediately after their issuance. The Fund currently does not intend to have multiple issues of preferred shares but reserves the right to do so. The Fund may also borrow money from banks or financial institutions or issue debt securities. The Fund generally will not issue preferred shares or borrow unless the Advisor expects that the Fund will achieve a greater return on such borrowed funds than the additional costs the Fund incurs as a result of such leverage. The Fund also may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of the Fund's holdings. The Fund will not issue preferred shares or borrow money if, immediately after such issuance or borrowing, total leverage for the Fund exceeds 38% of the Fund's total assets. The Fund may also borrow through reverse repurchase agreements (up to 20% of its total assets). Reverse repurchase agreements involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. When the Fund leverages its assets, the fees paid to the Advisor for investment advisory and management services will be higher than if the Fund did not leverage because the Advisor's fees are calculated based on the Fund's total assets including the proceeds of the issuance of preferred shares or any other amounts representing leverage. Consequently, the Fund and the Advisor may have differing interests in determining whether to leverage the Fund's assets. The Board of Trustees will monitor this potential conflict.

     The Fund's use of leverage is premised upon the expectation that the Fund's preferred share dividends or borrowing cost will be lower than the return the Fund achieves on its investments with the proceeds of the issuance of preferred shares or borrowing. Such difference in return may result from the Fund's higher credit rating or the short-term nature of its borrowings compared to the long-term nature of its investments. Because the assets of the Fund (including the assets obtained from leverage) may be invested in higher yielding portfolio investments or portfolio investments with the potential for capital appreciation, the holders of common shares will be the beneficiaries of the incremental return. Should the differential between the underlying assets and cost of leverage narrow, the incremental return "pick up" will be reduced. Furthermore, if long-term rates rise or if the Fund otherwise incurs losses on its investments, the Fund's net asset value attributable to its common shares will reflect the decline in the value of portfolio holdings resulting therefrom.

     Leverage creates risks which may adversely affect the return for the holders of common shares, including:

o the likelihood of greater volatility of net asset value and market price of common shares or fluctuations in dividends paid on common shares;

o fluctuations in the dividend rates on any preferred shares or in interest rates on borrowings and short-term debt;

o    increased operating costs, which may reduce the Fund's total return; and

o the potential for a decline in the value of an investment acquired with borrowed funds, while the Fund's obligations under such borrowing remains fixed.

     To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage or if the Fund incurs capital losses, the return of the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced or potentially eliminated. The Advisor may determine to maintain the Fund's leveraged position if it expects that the long-term benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return. Capital raised through the issuance of preferred shares or borrowing will be subject to dividend payments or interest costs that may or may not exceed the income and appreciation on the assets purchased. The issuance of classes of preferred shares involves offering expenses and other costs and may limit the Fund's freedom to pay dividends on common shares or to engage in other activities. The Fund also may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements will increase the cost of borrowing over the stated interest rate.

     The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more nationally recognized rating organizations which may issue ratings for the preferred shares or short-term debt instruments issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. Certain types of borrowings may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage, borrowing base and portfolio composition requirements and additional covenants that may affect the Fund's ability to pay dividends and distributions on common shares in certain instances. The Fund may also be required to pledge its assets to lenders in connection with certain types of borrowing. The Advisor does not anticipate that these covenants or restrictions will adversely affect its ability to manage the Fund's portfolio in accordance with the Fund's investment objective and policies. Due to these covenants or restrictions, the Fund may be forced to liquidate investments at times and at prices that are not favorable to the Fund, or the Fund may be forced to forgo investments that the Advisor otherwise views as favorable.

     Under the 1940 Act, the Fund is not permitted to issue preferred shares unless immediately after such issuance the net asset value of the Fund's portfolio is at least 200% of the liquidation value of the outstanding preferred shares (i.e., such liquidation value may not exceed 50% of the value of the Fund's total assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its common shares unless, at the time of such declaration, the net asset value of the Fund's portfolio (determined after deducting the amount of such dividend or distribution) is at least 200% of such liquidation value. In the event preferred shares are issued, the Fund intends, to the extent possible, to purchase or redeem preferred shares from time to time to maintain coverage of any preferred shares of at least 200%. Under the 1940 Act, the Fund is not permitted to incur indebtedness unless immediately after such borrowing the Fund has an asset coverage of at least 300% of the aggregate outstanding principal balance of indebtedness (i.e., such indebtedness may not exceed 33 1/3% of the value of the Fund's total assets). Additionally, under the 1940 Act, the Fund may not declare any dividend or other distribution upon any class of its shares, or purchase any such shares, unless the aggregate indebtedness of the Fund has, at the time of the declaration of any such dividend or distribution or at the time of any such purchase, an asset coverage of at least 300% after deducting the amount of such dividend, distribution, or purchase price, as the case may be.

     If and to the extent that the Fund employs leverage will depend on many factors, the most important of which are investment outlook, market conditions and interest rates. Successful use of a leveraging strategy depends on the Advisor's ability to predict correctly interest rates and market movements. The Advisor generally expects to utilize leverage when the Fund can borrow at a lower rate than the securities it invests in are likely to return or yield. There is no assurance that a leveraging strategy will be successful during any period in which it is employed.

     The Fund has the ability to hedge the short-term interest rate exposure of the preferred shares. The Fund initially intends to hedge a substantial portion of such short-term interest rate exposure through engaging in interest rate swaps or other investment techniques. Since the hedge is designed to protect against adverse changes to interest rates, the usefulness of the hedge is dependent on the direction of interest rate movements. If interest rates fall, the full value of the hedge may not be obtained.

     Assuming the Fund issues preferred shares with a liquidation preference equal to approximately 35% of the Fund's total assets and an annual dividend rate of 2.13% of such liquidation preference (which rate is approximately the rate which the Advisor expects the Fund to pay after hedging, based on market rates as of the date of this prospectus), the Fund would need to achieve an annual return on its total assets (net of expenses) of 0.75% in order to cover such dividend payments on the preferred shares. Of course, these numbers are merely estimates, used for illustration. Actual preferred share dividend rates will vary frequently and may be significantly higher or lower than the rate identified above.

     The following table illustrates the hypothetical effect on the return to a holder of the Fund's common shares of the leverage obtained by issuing preferred shares with a liquidation value equal to 35% of the Fund's total assets, assuming hypothetical annual returns of the Fund's portfolio of minus 10% to plus 10%. As the table shows, leverage generally increases the return to shareholders when portfolio return is positive and greater than the cost of leverage and decreases the return when the portfolio return is negative or less than the cost of leverage. The figures appearing in the table are hypothetical and actual returns may be greater or less than those appearing in the table.

     Assumed portfolio return (net of expenses)   (10.00)%     (5.00) %  0.00%   5.00 %  10.00%
     Corresponding common share return            (16.53)%     (8.84) %  (1.15)% 6.55 %  14.24%

     Until the Fund issues preferred shares or borrows, the Fund's common shares will not be leveraged, and the risks and special considerations related to leverage described in this prospectus will not apply. Such leveraging of the common shares cannot be fully achieved until the proceeds resulting from the use of leverage have been invested in longer term securities in accordance with the Fund's investment objective and policies.




                               RISK FACTORS




     The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading tool. Because the Fund's investments include high yield securities, an investment in the Fund's common shares may be speculative in that it involves a high degree of risk. The Fund should not constitute a complete investment program. Due to the uncertainty in all investments, there can be no assurance that the Fund will achieve its investment objective.

     Risk of No Operating History. The Fund is a newly organized closed-end management investment company and has no operating history or history of public trading.

     Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in the Fund represents an indirect investment in the securities owned by the Fund. The value of these securities may increase or decrease, at times rapidly and unexpectedly. Your investment in the Fund may at any point in the future be worth less than your original investment even after taking into account the reinvestment of dividends and distributions.

     Concentration Risk. An investment in a fund that concentrates its investments in a single sector or industry entails greater risk than an investment in a fund that invests its assets in numerous sectors or industries. A Fund may be vulnerable to any financial, economic, political or other development in its concentration sector or industry that may weaken the sector or industry. As a result, the Fund's shares may fluctuate more widely in value than those of a fund investing in a number of different sectors or industries.

     Non-Diversification Risk. The Fund will invest primarily in securities of utilities (including telecommunications) companies. An investment in a fund that is non-diversified entails greater risk than an investment in a diversified fund. When a fund is non-diversified, it may invest a greater percentage of assets in a single issuer than may be invested by a diversified fund. A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio as compared to a fund which invests in numerous issuers.


     Utility Securities Risk. Investments in utility sectors include the unique risks associated with decreases in the demand for utility company products and services, increased competition resulting from deregulation, and rising energy costs, among others. Such developments also could cause utility companies such as water, gas and electric companies, to reduce the dividends they pay on their stock, potentially decreasing the dividends you receive from the Fund. Telecommunications, similar to technology, is highly dependent on innovation and expansion of existing technologies, such as internet communications and the ability to access the internet through cellular phones, as well as intense pricing competition and industry consolidation. Water, gas and electric companies typically borrow heavily to support continuing operations. Increases in interest rates could increase these utility companies' borrowing costs, which could adversely impact their financial results and stock price, and ultimately the value of and total return on your Fund shares.


     Investment Style Risk. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that employ a different style of investing. The Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is popular. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is popular.

     Stock Market Risk. Your investment in the Fund will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the dividend yield, total return earned on and the value of your investment would likely decline. Even if general economic conditions do not change, the dividend yield, total return earned on and the value of your investment could decline if the particular industries, companies or sectors in which a Fund invests do not perform well.

     Market Capitalization Risk. The Fund may invest the portion of its assets invested in utilities securities in securities of companies of all market capitalizations. Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups or greater dependence on a few key employees, and a more limited trading market for their stocks as compared to larger capitalization companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns or their value may fluctuate more sharply than other securities.

     Preferred  Stock Risk.  The Fund may purchase  preferred  stock.  Preferred stock,  unlike  common  stock,  has a  stated  dividend  rate  payable  from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

     Credit Risk. Credit risk refers to an issuer's ability to make payments of principal and interest when they are due. Because the Fund will own securities with low credit quality, it will be subject to a high level of credit risk. The credit quality of such securities is considered speculative by rating agencies with respect to the issuer's ability to pay interest or principal. The prices of lower grade securities are more sensitive to negative corporate developments, such as a decline in profits, or adverse economic conditions, such as a recession, than are the prices of higher grade securities. Securities that have longer maturities or that do not make regular interest payments also fluctuate more in price in response to negative corporate or economic news. Therefore, lower grade securities may experience high default rates, which could mean that the Fund may lose some of its investments in such securities. If this occurs, the Fund's net asset value and ability to make distributions to you would be adversely affected. The effects of this default risk are significantly greater for the holders of lower grade securities because these securities often are unsecured and subordinated to the payment rights of other creditors of the issuer.

     Interest Rate and Other Risks. Fixed income securities, including high yield securities, are subject to certain common risks, including:

o If interest rates go up, the value of debt securities in the Fund's portfolio generally will decline. This is known as interest rate risk.
     Although the Fund's investment objective includes limiting the Fund's exposure to interest rate risk, there is no guarantee that the Fund will meet its investment objective;

o During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. This is known as call or prepayment risk. Debt securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem an obligation if the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer;

o During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk;

o    The  Advisor's  judgment  about  the  attractiveness,   relative  value  or
     potential appreciation of a particular sector, security or investment strategy may prove to be incorrect. This is known as management risk; and

o The Fund will be subject to credit risk with respect to the counterparties to the derivatives contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. This is known as counterparty risk.

     High Yield Debt Securities Risk. Investment in high yield securities involves substantial risk of loss. Non-investment grade debt securities or comparable unrated securities are commonly referred to as "junk bonds" and are considered predominantly speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, your investment in the Fund is subject to the following specific risks:

o    Increased   price   sensitivity  to  changing   interest  rates  and  to  a
     deteriorating economic environment.

     o Greater risk of loss due to default or declining credit quality.

o Adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments.

o If a negative perception of the high yield market develops, the price and liquidity of high yield securities may be depressed. This negative perception could last for a significant period of time.

     Debt securities rated below investment grade are speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of such securities. See the Statement of Additional Information for a description of Moody's and S&P's ratings.


     Adverse changes in economic conditions are more likely to cause a high yield issuer to default on principal and interest payments than an investment grade issuer. The principal amount of high yield securities outstanding has proliferated in the past decade as an increasing number of issuers have used high yield securities for corporate financing. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. If the national economy enters into a deeper recessionary phase during 2004 or interest rates rise sharply, the number of defaults by high yield issuers is likely to increase. Similarly, down-turns in profitability in specific industries could adversely affect the ability of high yield issuers in those industries to meet their obligations. The market values of lower rated debt securities tend to reflect individual developments of the issuer to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Factors having an adverse impact on the market value of lower quality securities may have an adverse effect on the Fund's net asset value and the market value of its common shares. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings. In certain circumstances, the Fund may be required to foreclose on an issuer's assets and take possession of its property or operations. In such circumstances, the Fund would incur additional costs in disposing of such assets and potential liabilities from operating any business acquired.


     The secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund's ability to dispose of a particular security when necessary to meet its liquidity needs. There are fewer dealers in the market for high yield securities than for investment grade obligations. The prices quoted by different dealers may vary significantly and the spread between the bid and ask price is generally much larger than for higher rated instruments. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and these instruments may become illiquid.

     As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

     Since investors generally perceive that there are greater risks associated with lower rated debt securities of the type in which the Fund may invest a portion of its assets, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower rated segments of the debt securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher rated segments of the debt securities market, resulting in greater yield and price volatility.


     If the Fund owns high yield securities that are rated CCC or below or if unrated, the equivalent thereof, the Fund will incur significant risk in addition to the risks associated with investments in high yield securities and corporate loans. However, the Fund would limit these types of securities to 10% of the portion of the Fund that invests in high yield securities. Distressed securities frequently do not produce income while they are outstanding. The Fund may purchase distressed securities that are in default or the issuers of which are in bankruptcy. The Fund may be required to bear certain extraordinary expenses in order to protect and recover its investment in these securities.


     Issuer Risk. The value of corporate income-producing securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

     Reinvestment Risk. Reinvestment risk is the risk that income from the Fund's bond portfolio will decline if and when the Fund invests the proceeds from matured, traded or called bonds at market interest rates that are below the portfolio's current earnings rate. A decline in income could affect the common shares' market price or their overall returns.

     Foreign (Non-U.S.) Investment Risk. Investing in foreign issuers, including emerging market issuers, may involve unique risks compared to investing in the securities of U.S. issuers. Some of these risks do not apply to issuers located in larger, more developed countries. These risks are more pronounced if the Fund invests significantly in emerging market countries or in one country. For example, political turmoil and economic instability in the countries in which a Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure and accounting standards or regulatory practices. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected. Many non-U.S. markets are smaller, less liquid and more volatile than U.S. markets. In a changing market, the Advisor may not be able to sell the Fund's portfolio securities in amounts and at prices the Advisor considers reasonable. Economic, political and social developments may significantly disrupt the financial markets or interfere with the Fund's ability to enforce its rights against foreign government issuers. The value of securities denominated in foreign currencies may fluctuate based on changes in the value of those currencies relative to the U.S. dollar, and a decline in applicable foreign exchange rates could reduce the value of such securities held by the Fund. Foreign settlement procedures also may involve additional risks.

     The ability of a foreign sovereign issuer to make timely and ultimate payments on its debt obligations will also be strongly influenced by the sovereign issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations of interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a sovereign issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multinational organizations.

     Additional factors that may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the International Monetary Fund ("IMF"), the World Bank and other international agencies to which a government debtor may be subject. The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates.

     There may be less publicly available information about a foreign company than about a U.S. company, and foreign countries may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. In addition, if a deterioration occurs in the country's balance of payments, if could impose temporary restrictions on foreign capital remittances. Investing in local markets in foreign countries may require the Fund to adopt special procedures, seek local governmental approvals or take other actions, each of which may involve additional costs to the Fund. Moreover, brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States.

     Currency Devaluations and Fluctuations Risk. The Fund may invest in non-dollar-denominated investments. The Fund may be limited in its ability to hedge the value of its non-dollar-denominated investments against currency fluctuations. As a result, a decline in the value of currencies in which the Fund's investments are denominated against the dollar will result in a corresponding decline in the dollar value of the Fund's assets. These declines will in turn affect the Fund's income and net asset value. The Fund will compute its income on the date of its receipt by the Fund at the exchange rate in effect with respect to the relevant currency on that date. If the value of the currency declines relative to the dollar between the date income is accrued and the date the Fund makes a distribution, the amount available for distribution to the Fund's shareholders would be reduced. If the exchange rate against the dollar of a currency in which a portfolio security of the Fund is denominated declines between the time the Fund accrues expenses in dollars and the time expenses are paid, the amount of the currency required to be converted into dollars in order to pay expenses in dollars will be greater than the equivalent amount in the currency of the expenses at the time they are incurred. A decline in the value of non-U.S. currencies relative to the dollar may also result in foreign currency losses that will reduce distributable net investment income.

     Foreign currency exchange rates may fluctuate significantly over short periods of time. A forward foreign currency exchange contract reduces the Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currency will limit any potential gain which might be realized by the Fund if the value of the hedged currency increases. In the case of forward contracts entered into for the purpose of increasing return, the Fund may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts also involve the risk that the party with which the Fund enters the contract may fail to perform its obligations to the Fund. The purchase and sale of foreign currency futures contracts and the purchase of call and put options on foreign currency futures contracts and on foreign currencies involve certain risks associated with derivatives.

     Convertible Securities Risk. The Fund may invest up to 35% of its total assets in convertible securities. Convertible fixed income securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed income securities, the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not decline in price to the same extent as the underlying common stock.


     Corporate Loans Risk. The Fund may acquire interests in loans made by banks or other financial institutions to corporate issuers or participation interests in such loans (up to 10% of the Fund's total assets). By purchasing a participation interest in a loan, the Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate or government borrower. The participations typically will result in the Fund having a contractual relationship only with the lender, not the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower.


     Corporate loan obligations are frequently secured by security interests in the assets of the borrower and the holders of corporate loans are frequently the beneficiaries of debt service subordination provisions imposed on the borrower's bondholders. If the Fund only acquires a participation in the loan made by a third party, the Fund may not be able to control the exercise of any remedies that the lender would have under the corporate loan. Such third party participations are designed to give corporate loan investors preferential treatment over high yield investors in the event of a deterioration in the credit quality of the issuer. Even when these arrangements exist, however, there can be no assurance that the principal and interest owed on the corporate loan will be repaid in full. The secondary dealer market for certain corporate loans may not be as well developed as the secondary dealer market for bonds and, therefore, presents increased market risk relating to liquidity and pricing concerns.

     Derivatives Risk. Even a small investment in derivatives can have a significant impact on the Fund's exposure to interest rates. If changes in a derivative's value do not correspond to changes in the value of the Fund's other investments, the Fund may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

     Leverage Risk. The Fund initially intends to issue preferred shares representing approximately 35% of the Fund's capital immediately after their issuance. The Fund may also borrow money from banks or other financial institutions or issue debt securities with a liquidation preference or principal amount up to the maximum extent permitted by the 1940 Act. The Fund will not issue preferred shares or borrow money if, immediately after such issuance or borrowing, total leverage for the Fund exceeds 38% of the Fund's total assets immediately after such issuance or borrowing. Leverage creates risks which may adversely affect the return for the holders of common shares, including:

o the likelihood of greater volatility of net asset value, the market price, or the dividend rate of common shares or fluctuations in the dividend paid to the Fund;

o fluctuations in the dividend rates on any preferred shares or in interest rates on borrowings and short-term debt;

o    increased operating costs, which may reduce the Fund's total return; and

o the potential for a decline in the value of an investment acquired with borrowed funds, while the Fund's obligations under such borrowing remain fixed.

     To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage or if the Fund incurs capital losses, the return of the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced or potentially eliminated.

     Certain types of borrowings may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage, borrowing base and portfolio composition requirements and additional covenants that may affect the Fund's ability to pay dividends and distributions on common shares in certain instances. The Fund may also be required to pledge its assets to the lenders in connection with certain types of borrowing. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more nationally recognized rating organizations which may issue ratings for the preferred shares or short-term debt instruments issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act.

     Because the Advisor's fee is a percentage of the Fund's Total Assets, the Advisor's fee will be higher if the Fund is leveraged and the Advisor will have an incentive to be more aggressive and leverage the Fund.

     Market Price of Shares Risk. Whether investors will realize a gain or loss upon the sale of the Fund's common shares will depend upon whether the market value of the shares at the time of sale is above or below the price the investor paid, taking into account transaction costs, for the shares and is not directly dependent upon the Fund's net asset value. Because the market value of the Fund's shares will be determined by factors such as the relative demand for and supply of the shares in the market, general market conditions and other factors beyond the control of the Fund, the Fund cannot predict whether its common shares will trade at, below or above net asset value, or below or above the initial offering price for the shares.

     Market Disruption and Geopolitical Risk. The war with Iraq, its aftermath and the continuing occupation of Iraq are likely to have a substantial impact on the U.S. and the world economies and securities markets. The nature, scope and duration of the occupation cannot be predicted with any certainty. Terrorist attacks on the World Trade Center and Pentagon on September 11, 2001 closed some of the U.S. securities markets for a four-day period and the occurrence of similar events in the future cannot be ruled out. The war and occupation, terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Those events could also have an acute effect on individual issuers or related groups of issuers, securities markets, interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the common shares. Inflation Risk. Inflation risk is the risk that the value of assets or income from the Fund's investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real, or inflation-adjusted, value of the common shares and distributions can decline and the dividend payments on the Fund's preferred shares, if any, or interest payments on Fund borrowings, if any, may increase. Market Discount Risk. Shares of closed-end funds frequently trade at prices lower than their net asset value. This is commonly referred to as "trading at a discount." This characteristic of shares of closed-end funds is a risk separate and distinct from the risk that the Fund's net asset value may decrease. Investors who sell their shares within a relatively short period after completion of the public offering are likely to be exposed to this risk. Accordingly, the Fund is designed primarily for long-term investors and should not be considered a vehicle for trading purposes. Net asset value will be reduced following the offering by the underwriting discount and the amount of offering expenses paid by the Fund.

     Tender Offers (Evergreen Enhanced Liquidity Plan) Risk. The Fund's potential quarterly tender offers for common shares may prevent the Fund from taking advantage of attractive investment opportunities. Moreover, if the Fund does not generate sufficient cash flow from operations, it may be forced to sell investments at disadvantageous times, and in amounts that the Advisor would not otherwise contemplate, or to borrow money, in order to make such tender offers. If the Fund borrows money, rather than liquidate investments, to fund a tender offer, it is subject to the risk that investment return on the common shares will be reduced to the extent the cost of borrowings exceeds income on the retained investments.

     Liquidity Risk. The Fund does not intend to purchase illiquid securities, which are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities. However, the Fund is not required to sell or dispose of any debt security that becomes illiquid subsequent to its purchase. Illiquid securities may be subject to wide fluctuations in market value. The Fund may be subject to significant delays in disposing of illiquid securities. Accordingly, the Fund may be forced to sell these securities at less than fair market value or may not be able to sell them when the Advisor believes that it is desirable to do so. Illiquid securities also may entail registration expenses and other transaction costs that are higher than those for liquid securities.


     Anti-takeover Provisions Risk. The Fund's Agreement and Declaration of Trust and By-laws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Trustees. Such provisions could limit the ability of shareholders to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. These provisions include staggered terms of office for the Trustees, advance notice requirements for shareholder proposals, and super-majority voting requirements for certain transactions with affiliates, open-ending the Fund or a merger, liquidation, asset sales and similar transactions. See "Anti-takeover Provisions of the Agreement and Declaration of Trust."


     Other Regulatory Matters Risk. Governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the securities and mutual fund industries, including those relating to market-timing and late trading. The investigations cover advisory companies to mutual funds (including the Advisor), broker-dealers, hedge funds and others. Wachovia Corporation (the Advisor's parent) and/or certain of its subsidiaries (including the Advisor) have received subpoenas and/or other requests for documents and testimony relating to the investigations, are attempting to comply with those requests, and are cooperating with the investigations. Wachovia Corporation and its subsidiaries, including the Advisor, are continuing their own internal review of policies, practices, procedures and personnel, and are taking remedial actions where appropriate. Wachovia Corporation also is cooperating with governmental and self-regulatory authorities in matters relating to the brokerage operations of Prudential that were included in Wachovia Corporation's retail brokerage combination with Prudential. Under the terms of that transaction, Wachovia Corporation is indemnified by Prudential for liabilities relating to those matters.

     Based on information currently available, advice of counsel, available insurance coverage and established reserves, Wachovia Corporation believes that the eventual outcome of the actions against Wachovia Corporation and/or its subsidiaries, including the matters described above, will not, individually or in the aggregate, have a material adverse effect on Wachovia Corporation's consolidated financial position or results of operations or on its subsidiaries, including the Advisor. However, in the event of unexpected future developments, it is possible that the ultimate resolution of those matters, if unfavorable, may be material to Wachovia Corporation's results of operations for any particular period, including for that of the Advisor.


                             MANAGEMENT OF THE FUND




Trustees and Officers
     The Fund's Board of Trustees provides broad supervision over the affairs of the Fund. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers of the Fund, together with their principal occupations during the past five years, are listed in the Statement of Additional Information. Each of the Trustees serves as a Trustee of each of the 94 U.S. registered investment portfolios for which the Advisor serves as investment adviser.

Investment Adviser
     Evergreen Investment Management Company, LLC (previously defined as the "Advisor") will act as the Fund's investment adviser. The Advisor has been managing mutual funds and private accounts since 1932 and, with its affiliates, managed over $247 billion in assets as of December 31, 2003. The Advisor is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. The Advisor is a wholly owned subsidiary of Wachovia Bank, N.A. Wachovia Bank, N.A., located at 201 South College Street, Charlotte, North Carolina 28288-0630, is a subsidiary of Wachovia Corporation, formerly First Union Corporation.

     As the Fund's investment adviser, the Advisor provides the Fund with investment research, advice and supervision and furnishes the Fund with an investment program consistent with the Fund's investment objective and policies, subject to the supervision of the Fund's Trustees. The Advisor determines what portfolio securities will be purchased or sold, arranges for the placing of orders for the purchase or sale of portfolio securities, selects brokers or dealers to place those orders, maintains books and records with respect to the Fund's securities transactions, and reports to the Trustees on the Fund's investments and performance.

Compensation and Expenses
     Under the management contract, the Fund will pay to the Advisor monthly, as compensation for the services rendered and expenses paid by it, an annual fee equal to 0.60% of the Fund's average daily Total Assets. Because the fee paid to the Advisor is determined on the basis of the Fund's Total Assets, the Advisor's interest in determining whether to leverage the Fund may differ from the interests of the Fund.

     The Fund's average daily Total Assets are determined for the purpose of calculating the management fee by taking the average of all the daily determinations of Total Assets during a given calendar month. The fees are payable for each calendar month as soon as practicable after the end of that month.

     Under the terms of its management contract with the Fund, the Advisor pays all the operating expenses, including executive salaries and the rental of office space, relating to its services for the Fund, with the exception of the following, which are to be paid by the Fund: (a) charges and expenses for bookkeeping; (b) the charges and expenses of auditors; (c) the charges and expenses of any custodian, transfer agent, and registrar appointed by the Fund;
(d) issue and transfer taxes chargeable to the Fund in connection with securities transactions to which the Fund is a party; (e) trust fees payable by the Fund to federal, state or other governmental agencies; (f) fees and expenses involved in registering and maintaining registrations of the Fund and/or its shares with federal regulatory agencies, state or blue sky securities agencies and foreign jurisdictions, including the preparation of prospectuses and statements of additional information for filing with such regulatory authorities; (g) all expenses of shareholders' and Trustees' meetings and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (h) charges and expenses of legal counsel to the Fund and the Trustees; (i) compensation of those Trustees of the Fund who are not affiliated with the Advisor or the Fund (as defined under the 1940 Act) other than as Trustees; (j) the cost of preparing and printing share certificates; and (k) the fees and other expenses of listing the Fund's shares on any national stock exchange. In addition, the Fund will pay all brokers' and underwriting commissions chargeable to the Fund in connection with securities transactions to which the Fund is a party.

     The Fund has also entered into an administration agreement with EIS, pursuant to which EIS provides certain administrative and accounting services. The Fund will pay EIS a monthly fee computed at an annual rate of 0.05% of the Fund's average daily Total Assets.

Portfolio Manager
     Day-to-day management of the portion of the Fund's portfolio that is described as the utility and telecommunications portion under "Investment Objective and Principal Investment Strategies - Principal Investment Strategies
- Utility Securities" above is the responsibility of a team of portfolio management professionals from the Advisor's Value Equity team. Together the team managed more than $250 billion in assets under management as of December 31, 2003. The team is led by Timothy O'Brien, who has more than 19 years of investment experience. Mr. O'Brien has been with the Advisor since April 2002 and currently serves as a managing director and senior portfolio manager.


     Day-to-day management of the portion of the Fund's portfolio that is described as the U.S. high yield debt securities portion under "Investment Objective and Principal Investment Strategies - Principal Investment Strategies
- U.S. High Yield Debt Securities" is the responsibility of a team of portfolio management professionals from the Advisor's Select High Yield Bond team, which includes specialized industry analysts responsible for various sectors. Among the portfolios the team manages is the open-end Evergreen Select High Yield Bond Fund. The Select High Yield team is led by Richard Cryan, who has more than 25 years of fixed income investment experience. Mr. Cryan has been a senior portfolio manager with the Advisor since 1992. Mr. Cryan is part of the team that manages the closed-end Evergreen Income Advantage Fund and a portion of the closed-end Evergreen Managed Income Fund. Together the team managed more than $4.5 billion in high yield securities as of December 31, 2003.





                           DIVIDENDS AND DISTRIBUTIONS




     The Fund intends to distribute dividends of all or a portion of its net investment income monthly to holders of common shares. It is expected that initial distributions to common shareholders will be declared within approximately 45 days and that the Fund will commence paying dividends to holders of common shares within approximately 60 to 90 days from the date of this prospectus. However, investments that, in the judgment of the Advisor, are appropriate investments for the Fund may not be immediately available. Therefore, the Fund expects that there will be an initial investment period of up to three months following the completion of its common shares offering before it is fully invested in accordance with its investment objective and policies. Pending such investment, the Fund anticipates that all or a portion of the proceeds will be invested in typically lower-yielding U.S. government securities or high grade, short-term money market instruments.

     Dividends and distributions may be payable in cash or common shares, with the option to receive cash in lieu of the shares. The Fund may at times in its discretion pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in addition to net investment income earned in other periods in order to permit the Fund to maintain a more stable level of distributions. As a result, the dividend paid by the Fund to holders of common shares for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders. For federal tax purposes, the Fund is required to distribute substantially all of its net investment income for each year. All net realized capital gains, if any, will be distributed to the Fund's shareholders at least annually. While the Fund will attempt to maintain a stable level of distributions, the Fund will still comply with Subchapter M of the Code. The Fund intends to seek an exemptive order from the Commission that would allow it to distribute capital gains monthly to further allow it to maintain a stable level of distributions to shareholders.

     Under the 1940 Act, the Fund is not permitted to incur indebtedness unless immediately after such incurrence the Fund has an asset coverage of at least 300% of the aggregate outstanding principal balance of indebtedness. Additionally, under the 1940 Act, the Fund may not declare any dividend or other distribution upon any class of its capital shares, or purchase any such capital shares, unless the aggregate indebtedness of the Fund has, at the time of the declaration of any such dividend or distribution or at the time of any such purchase, an asset coverage of at least 300% after deducting the amount of such dividend, distribution, or purchase price, as the case may be.

     While any preferred shares are outstanding, the Fund may not declare any cash dividend or other distribution on its common shares, unless at the time of such declaration, (1) all accumulated preferred dividends have been paid and (2) the net asset value of the Fund's portfolio (determined after deducting the amount of such dividend or other distribution) is at least 200% of the liquidation value of the outstanding preferred shares (expected to be equal to the original purchase price per share plus any accumulated and unpaid dividends thereon).

     In addition to the limitations imposed by the 1940 Act described above, certain lenders may impose additional restrictions on the payment of dividends or distributions on the common shares in the event of a default on the Fund's borrowings. If the Fund's ability to make distributions on its common shares is limited, such limitation could under certain circumstances impair the ability of the Fund to maintain its qualification for taxation as a regulated investment company, which would have adverse tax consequences for shareholders. See "Leverage" and "U.S. Federal Income Tax Matters."

     See "Automatic Dividend Reinvestment Plan" for information concerning the manner in which dividends and distributions to common shareholders may be automatically reinvested in common shares. Dividends and distributions may be taxable to shareholders whether they are reinvested in shares of the Fund or received in cash.

     The yield on the Fund's common shares will vary from period to period depending on factors including, but not limited to, market conditions, the timing of the Fund's investment in portfolio securities, the securities comprising the Fund's portfolio, changes in interest rates including changes in the relationship between short-term rates and long-term rates, the amount and timing of the use of borrowings and other leverage by the Fund, the effects of leverage on the common shares discussed above under "Leverage," the timing of the investment of leverage proceeds in portfolio securities, the Fund's net assets and its operating expenses. Consequently, the Fund cannot guarantee any particular yield on its shares and the yield for any given period is not an indication or representation of future yields on the Fund's shares.



                      AUTOMATIC DIVIDEND REINVESTMENT PLAN




     Pursuant to the Fund's Plan, unless a shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by EquiServe Trust Company, N.A., as agent for shareholders in administering the Plan ("Plan Agent"), in additional common shares of the Fund. In the event a dividend or capital gains distribution is declared in shares with the option to take cash and the shares are trading at a "market discount," as described below, the Plan provides that its distribution will be taken in cash and reinvested in accordance with the Plan. Shareholders who are ineligible or who elect not to participate in the Plan will receive all dividends and distributions payable in cash paid by check mailed directly to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by EquiServe Trust Company, N.A., as dividend paying agent. Such shareholders may elect not to participate in the Plan and to receive all distributions of dividends and capital gains in cash by sending written instructions to EquiServe Trust Company, N.A., as dividend paying agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the Plan Agent not less than ten days prior to any dividend record date; otherwise, such termination will be effective with respect to any subsequently declared dividend or capital gains distribution.

     Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as "dividends") payable either in shares or in cash, non-participants in the Plan will receive cash, and participants in the Plan will receive the equivalent in common shares. The shares are acquired by the Plan Agent for the participant's account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund ("newly issued shares") or (ii) by purchase of outstanding common shares on the open market (open-market purchases) on the American Stock Exchange or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or market premium (such condition being referred to herein as "market discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. Prior to the time common shares commence trading on the American Stock Exchange, participants in the Plan will receive any dividends in newly issued shares.

     In the event of a market discount on the payment date for any dividend or distribution, the Plan Agent has until the last business day before the next date on which the shares trade on an "ex-dividend" basis or in no event more than 30 days after the dividend payment date (last purchase date) to invest the dividend amount in shares acquired in open-market purchases. It is contemplated that the Fund will pay monthly income dividends. Therefore, the period during which open-market purchases can be made will exist only from the record date of the dividend through the date before the next ex-dividend date, which typically will be approximately ten days. If, before the Plan Agent has completed its open-market purchases, the market price of a common share exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend record date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent may cease making open-market purchases and may invest the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date. In that case, the number of newly issued common shares to be credited to the participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%.

     The Plan Agent maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the account, including information needed by shareholders for tax records. Dividend reinvestment is confirmed quarterly. Shares in the account of each Plan participant will be held by the Plan Agent in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held pursuant to the Plan in accordance with the instructions of the participants.

     In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholders as representing the total amount registered in the record shareholder's name and held for the account of beneficial owners who are to participate in the Plan.

     There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends.

     The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. See "U.S. Federal Income Tax Matters."

     Shareholders participating in the Plan may receive benefits not available to shareholders not participating in the Plan. If the market price plus commissions of the Fund's shares is higher than the net asset value, participants in the Plan will receive shares of the Fund at less than they could otherwise purchase them and will have shares with a cash value greater than the value of any cash distribution they would have received on their shares. If the market price plus commissions is below the net asset value, participants receive distributions of shares with a net asset value greater than the value of any cash distribution they would have received on their shares. However, there may be insufficient shares available in the market to make distributions in shares at prices below the net asset value. Also, since the Fund does not redeem its shares, the price on resale may be more or less than the net asset value.

     Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

     All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010.




                            CLOSED-END FUND STRUCTURE




     The Fund is a newly organized, non-diversified, closed-end management investment company (commonly referred to as a closed-end fund). Closed-end funds differ from open-end funds (which are generally referred to as mutual funds) in that closed-end funds generally list their shares for trading on a stock exchange and do not redeem their shares at the request of the shareholder. This means that if you wish to sell your shares of a closed-end fund you must trade them on the market like any other stock at the prevailing market price at that time. In a mutual fund, if the shareholder wishes to sell shares of the fund, the mutual fund will redeem or buy back the shares at "net asset value." Also, mutual funds generally offer new shares on a continuous basis to new investors, and closed-end funds generally do not. The continuous inflows and outflows of assets in a mutual fund can make it difficult to manage the fund's investments. By comparison, closed-end funds are generally able to stay more fully invested in securities that are consistent with their investment objectives and also have greater flexibility to make certain types of investments and to use certain investment strategies, such as financial leverage and investments in illiquid securities (although the Advisor does not currently intend to invest in illiquid securities).

     Shares of closed-end funds frequently trade at a discount to their net asset value. Common shares of closed-end investment companies have in the past during some periods traded at prices higher than their net asset value (at a "premium") and during other periods traded at prices lower than their net asset value (at a "discount"). This is in part because the market price reflects the dividend yield on the common shares. When the yield on the net asset value per share is higher than yields generally available in the market for comparable securities, the market price will tend to reflect this by trading higher than the net asset value per share to adjust the yield to a comparable market rate. The Board of Trustees has determined that it would be in the best interests of shareholders of the Fund to take action to attempt to reduce or eliminate a market value discount from net asset value. To that end, the Board of Trustees has determined that quarterly tender offers may help reduce any market discount that may develop. Accordingly, the Board of Trustees is committed to make tender offers for the Fund's common shares under certain circumstances and subject to certain conditions described below under "Tender Offers". In addition, the Board of Trustees may consider from time to time open market purchases of the Fund's outstanding common shares.




                         U.S. FEDERAL INCOME TAX MATTERS




     The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a shareholder of acquiring, holding and disposing of common shares of the Fund. This discussion only addresses U.S. federal income tax consequences to U.S. shareholders who hold their shares as capital assets and does not address all of the U.S. federal income tax consequences that may be relevant to particular shareholders in light of their individual circumstances. This discussion also does not address the tax consequences to shareholders who are subject to special rules, including, without limitation, financial institutions, insurance companies, dealers in securities or foreign currencies, foreign holders, persons who hold their shares as or in a hedge against currency risk, a constructive sale, or conversion transaction, holders who are subject to the alternative minimum tax, or tax-exempt or tax-deferred plans, accounts, or entities. In addition, the discussion does not address any state, local, or foreign tax consequences, and it does not address any federal tax consequences other than U.S. federal income tax consequences. The discussion reflects applicable tax laws of the United States as of the date of this prospectus, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service ("IRS") retroactively or prospectively. No attempt is made to present a detailed explanation of all U.S. federal income tax concerns affecting the Fund and its shareholders, and the discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the specific tax consequences to them of investing in the Fund, including the applicable federal, state, local and foreign tax consequences to them and the effect of possible changes in tax laws.

     The Fund intends to elect to be treated and to qualify each year as a "regulated investment company" under Subchapter M of the Code and to comply with applicable distribution requirements so that it generally will not pay U.S. federal income tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, which the following discussion assumes, the Fund must satisfy certain tests regarding the nature of its income and the diversification of its assets. If the Fund qualifies as a regulated investment company and, for each taxable year, it distributes to its shareholders an amount equal to or exceeding the sum of (i) 90% of its "investment company taxable income" as that term is defined in the Code (which includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and (ii) 90% of the excess of its gross tax-exempt interest, if any, over certain disallowed deductions, the Fund generally will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, if the Fund retains any investment company taxable income or "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. The Fund intends to distribute at least annually all or substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain. If for any taxable year the Fund did not qualify as a regulated investment company, it would be treated as a corporation subject to U.S. federal income tax, and all distributions out of its current or accumulated earnings and profits (including distributions of net capital gain) would be taxed to shareholders as ordinary dividend income.

     Unless a shareholder is ineligible to participate or elects otherwise, cash distributions will be automatically reinvested in additional common shares of the Fund pursuant to the Plan. For U.S. federal income tax purposes, assuming the Fund has sufficient current or accumulated earnings and profits, such distributions generally are taxable whether a shareholder takes them in cash or shares or they are reinvested pursuant to the Plan in additional shares of the Fund. In general, dividends from investment company taxable income are taxable as ordinary income, and designated dividends from net capital gain, if any, are taxable as long-term capital gains for U.S. federal income tax purposes without regard to the length of time the shareholder has held shares of the Fund. For taxable years beginning on or before December 31, 2008, however, dividends that are designated by the Fund as derived from qualified dividend income will be taxable to individuals at a maximum federal income tax rate of 15%, provided holding period and other requirements are satisfied. A distribution of an amount in excess of the Fund's current or accumulated earnings and profits will be treated by a shareholder as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in its shares, and any such amount in excess of that basis will be treated as gain from the sale of the shares as discussed below. The U.S. federal income tax status of all distributions will be reported to shareholders annually.

     If the Fund retains any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of such undistributed amount, (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities, and
(iii) will be entitled to increase the tax basis of their shares by the difference between their proportionate shares of such includible gains and their proportionate shares of the tax deemed paid.

     Sales and other dispositions of the Fund's shares generally are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in the Fund's shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. In general, if shares of the Fund are sold, the shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder's adjusted basis in the shares. Such gain or loss generally will be treated as long-term gain or loss if the shares were held for more than one year and otherwise generally will be treated as short-term gain or loss. Any loss recognized by a shareholder upon the sale or other disposition of shares with a tax holding period of six months or less generally will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Losses on sales or other dispositions of shares may be disallowed under "wash sale" rules in the event of other investments in the Fund (including those made pursuant to reinvestment of dividends and/or capital gains distributions) within a period of 61 days beginning 30 days before and ending 30 days after a sale or other disposition of the original shares.

     Federal law requires that the Fund withhold (as "backup withholding") at a current rate of 28% on reportable payments, including dividends and capital gain distributions paid to certain shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their account applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The Fund may nevertheless be required to withhold if it receives notice from the IRS that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of income. Similar backup withholding rules may apply to a shareholder's broker with respect to the proceeds of sales or other dispositions of the Fund's shares by such shareholder. Backup withholding is not an additional tax. Any amounts withheld from payments made to a shareholder may be refunded or credited against such shareholder's U.S. federal income tax liability, if any, provided that the required information is provided to the IRS.

     The tender offer of the Fund's common shares may result in a taxable gain or loss to the tendering shareholder, depending on whether the amount received is greater or less than such shareholder's adjusted tax basis in the shares. Different tax consequences may apply for tendering and nontendering shareholders in connection with a tender offer, and these consequences are disclosed in the Statement of Additional Information. For example, if a shareholder tenders fewer than all of his or her common shares, such repurchase may not be treated as an exchange for federal income tax purposes and may result in deemed distributions to non-tendering shareholders. On the other hand, shareholders who tender all of their common shares (including common shares deemed owned by shareholders under constructive ownership rules) will be treated as having sold their common shares and generally will realize a capital gain or loss.

     The foregoing is a general and abbreviated summary of the provisions of the Code and the Treasury regulations in effect as they generally affect the taxation of the Fund and its shareholders. As noted above, these provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive. A further discussion of the U.S. federal income tax rules applicable to the Fund can be found in the Statement of Additional Information which is incorporated by reference into this prospectus.
Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, foreign, state, and local income or other taxes.


                                 NET ASSET VALUE




     The Fund calculates a net asset value for its common shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time). For purposes of determining the net asset value of a common share, the value of the securities held by the Fund plus any cash or other assets (including interest accrued but not yet received) minus all liabilities (including accrued expenses and indebtedness) and the aggregate liquidation value of any outstanding preferred shares is divided by the total number of common shares outstanding at such time. Expenses, including the fees payable to the Advisor, are accrued daily. Currently, the net asset values of shares of publicly traded closed-end investment companies investing in equity and debt securities are published in Barron's, the Monday edition of The Wall Street Journal and the Monday and Saturday editions of The New York Times.

     The Fund generally values its portfolio securities using closing market prices or readily available market quotations. The Fund may use a pricing service or a pricing matrix to value some of its assets. When closing market prices or market quotations are not available or are considered by the Advisor to be unreliable, the Fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the Fund's Trustees. The Fund also may use the fair value of a security, including a non-U.S. security, when the Advisor determines that the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security due to factors affecting one or more relevant securities markets or the specific issuer. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using closing market prices. International securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any international securities owned by the Fund could change on a day you cannot buy or sell shares of the Fund.

     Debt securities with remaining maturities of 60 days or less are valued at amortized cost, which is a method of estimating market value. The value of interest rate swaps, caps and floors is determined in accordance with a formula and then confirmed periodically by obtaining a bank quotation. Positions in options are valued at the last sale price on the market where any such option is principally traded. Positions in futures contracts are valued at closing prices for such contracts established by the exchange on which they are traded. Repurchase agreements are valued at cost plus accrued interest.



                TENDER OFFERS (EVERGREEN ENHANCED LIQUIDITY PLAN)

     The market price per common share may be greater or less than net asset value per common share. Common shares of closed-end investment companies, in some cases trade at a premium, but frequently trade at a discount from net asset value. This characteristic of common shares of closed-end funds is a risk separate and distinct from the risk that the Fund's net asset value may decrease. The market price of the Fund's common shares also may be affected by trading volume of the common shares, general market and economic conditions and other factors beyond the control of the Fund.

     The Board of Trustees has determined that it would be in the best interests of shareholders of the Fund to take action to attempt to reduce or eliminate a market value discount from net asset value. To that end, the Board of Trustees has determined that quarterly tender offers may help reduce any market discount that may develop.

     Accordingly, the Board of Trustees has committed to make tender offers for the Fund's common shares under certain circumstances and subject to certain conditions. Beginning six to eight months after the Fund's commencement of operations (for a total of eight consecutive calendar quarters), in the event that the common shares trade at a discount to net asset value of greater than 5% for fifteen of twenty days during a specific measurement period (initially the twenty-first through fortieth trading days of a quarter) (the "measurement period"), the Fund, under normal circumstances, will make offers to purchase up to 5% of its outstanding common shares at their net asset value from all beneficial shareholders. The Fund will not undertake a tender offer if the Fund's common shares are not trading at a discount. The Fund will make its first tender offer within the first six to eight months of the commencement of the Fund's operations and for the following seven quarters after such initial tender offer if the discount exists during the measurement period for the number of days specified above. The Board of Trustees reserves the right to modify the conditions described in this paragraph in light of experience. In addition, the Board of Trustees may consider from time to time open market repurchases of the Fund's outstanding common shares.

     Under certain circumstances described below, the Board of Trustees may determine not to undertake a tender offer even if the conditions described in the preceding paragraph are met. Moreover, there can be no assurance that any such tender offers would cause the common shares to trade at a price equal to their net asset value or reduce the spread between the market price and the net asset value per common share. Although the Board of Trustees generally believes that tender offers are in the best interests of shareholders, the acquisition of common shares by the Fund will decrease the total assets of the Fund and, therefore, will have the effect of increasing the Fund's expense ratio.

     The Fund will purchase all outstanding common shares tendered in accordance with the terms of the offer unless the Board of Trustees determined to accept none of them (based upon the circumstances set forth below). If more common shares are tendered for repurchase than the Fund has offered to repurchase, common shares will be repurchased on a pro-rata basis. If authorized by the Commission, the Fund may make as a condition of each tender offer that no one shareholder may receive more than 10% of the amount purchased by the Fund in the tender offer. There can be no assurance that the Commission will approve this condition. Thus, shareholders may be unable to liquidate all or a given percentage of their common shares and some shareholders may tender more shares than they wish to have repurchased in order to ensure repurchase of at least a specific number of common shares. Shareholders may withdraw tendered common shares at any time prior to the tender offer deadline.

     Tender offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested, which may reduce returns. Moreover, diminution in the size of the Fund through repurchases without offsetting new sales of common shares may result in untimely sales of portfolio securities and a higher expense ratio, and may limit the ability of the Fund to participate in new investment opportunities. Repurchases resulting in portfolio turnover will result in additional expenses being borne by the Fund. The Fund may borrow to meet repurchase obligations, which entails certain risks and costs. See "Risk Factors- Tender Offers (Evergreen Enhanced Liquidity Plan)."

     Although the Board of Trustees has committed to conduct quarterly tender offers beginning in the Fund's first six to eight months of operations if the conditions described above are met, it is the policy of the Board of Trustees (which may be changed by the Board), not to cause the Fund to purchase shares pursuant to a tender offer if (1) such purchases would impair the Fund's status as a regulated investment company under the Federal tax laws; (2) the Fund would not be able to liquidate portfolio securities in a manner that is orderly and consistent with the Fund's investment objective and policies in order to purchase tendered common shares; (3) such action would result in the Fund failing to satisfy the American Stock Exchange's minimum listing requirements; or (4) there is, in the judgment of the Board of Trustees, any (a) legal action or proceeding instituted or threatened challenging the tender offer or otherwise materially adversely affecting the Fund, (b) declaration of a banking moratorium by Federal or state authorities or any suspension of payment by banks in the United States, which is material to the Fund, (c) limitation imposed by Federal or state authorities on the extension of credit by lending institutions, (d) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the United States which is material to the Fund, or (e) other event or condition that would have a material adverse effect on the Fund or its shareholders if tendered common shares were purchased. Thus, there can be no assurance that the Board of Trustees will proceed with any tender offer. The Board of Trustees may modify these conditions in light of circumstances existing at the time.

     If the Fund's common shares are purchased pursuant to a tender offer, such purchases could reduce significantly the asset coverage of any borrowing or outstanding senior securities. The Fund may not purchase common shares to the extent such purchases would result in the asset coverage with respect to such borrowing or senior securities being reduced below the asset coverage requirement set forth in the 1940 Act. Accordingly, in order to purchase all common shares tendered, the Fund may have to repay all or part of any then outstanding borrowing or redeem all or part of any then outstanding senior securities to maintain the required asset coverage. In addition, the amount of common shares for which the Fund makes any particular tender offer may be limited for the reasons set forth above or in respect of other concerns related to liquidity of the Fund's portfolio.

     Any tender offer will be made and shareholders will be notified in accordance with the requirements of the Securities Exchange Act of 1934 and the 1940 Act, either by publication or mailing or both. The offering documents will contain information prescribed by such laws and the rules thereunder. The repurchase of tendered shares by the Fund will be a taxable event. See "U.S. Federal Income Tax Matters." The Fund will pay all costs and expenses associated with the making of any tender offer.





                              DESCRIPTION OF SHARES




     The Fund is authorized to issue an unlimited number of common shares, without par value. The Fund is also authorized to issue preferred shares. After the completion of this offering, the Fund will only have common shares outstanding. The Board of Trustees is authorized to classify and reclassify any issued shares into one or more additional classes or series of shares. The Board of Trustees may establish, designate and change such series or class, including preferred shares, from time to time by setting or changing in any one or more respects the preferences, voting powers, rights, duties and business purpose of such shares and to divide or combine the shares of any series or class into a greater or lesser number. See "Leverage." The Fund may issue preferred shares.

Common Shares

     Common shares, when issued and outstanding, will be fully paid and non-assessable and will have no pre-emptive rights or conversion rights or rights to cumulative voting. Shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to common shareholders upon liquidation of the Fund. Common shareholders are entitled to one vote for each share held. The common shares are expected to be listed on the American Stock Exchange, and the Fund will hold annual meetings so long as required by the American Stock Exchange.

     In the event that the Fund issues preferred shares and so long as any shares of the Fund's preferred shares are outstanding, holders of common shares will not be entitled to receive any net income of or other distributions from the Fund unless all accumulated dividends on preferred shares have been paid, and unless asset coverage (as defined in the 1940 Act) with respect to preferred shares would be at least 200% after giving effect to such distributions. See "Leverage."

     The Fund will send unaudited reports at least semiannually and audited annual financial statements to all of its shareholders.

     As of March 15, 2004, Evergreen Financing Company, LLC, an affiliate of the Advisor, provided the initial capital for the Fund by purchasing 5,000 common shares of the Fund for $100,000. As of the date of this prospectus, Evergreen Financing Company, LLC owned 100% of the outstanding common shares. Evergreen Financing Company, LLC may be deemed to control the Fund until such time as it owns less than 25% of the outstanding shares of the Fund or until the public offering of the shares is completed.

Preferred Shares
     The Fund in the future may elect to issue preferred shares as part of its leverage strategy. The Board of Trustees reserves the right to issue preferred shares to the extent permitted by the 1940 Act, which currently limits the aggregate liquidation preference of all outstanding preferred shares to 50% of the value of the Fund's total assets less the Fund's liabilities and indebtedness. Although the terms of any preferred shares, including dividend rate, liquidation preference and redemption provisions, will be determined by the Board of Trustees, subject to applicable law and the Agreement and Declaration of Trust, it is likely that the preferred shares will be structured to carry a relatively short-term dividend rate reflecting interest rates on short-term bonds by providing for the periodic redetermination of the dividend rate at relatively short intervals through an auction, remarketing or other procedure. The Fund also believes that it is likely that the liquidation preference, voting rights and redemption provisions of the preferred shares will be similar to those stated below.

     In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of preferred shares will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per preferred share plus accrued and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of common shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of preferred shares will not be entitled to any further participation in any distribution of assets by the Fund.


     The 1940 Act requires that the holders of any preferred shares, voting separately as a single class, have the right to elect at least two Trustees at all times. The remaining Trustees will be elected by holders of common shares and preferred shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any preferred shares have the right to elect a majority of the Trustees at any time two years' dividends on any preferred shares are unpaid. The 1940 Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the preferred shares, and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund's subclassification as a closed-end investment company or changes in its fundamental investment restrictions. See
"Anti-takeover Provisions in the Agreement and Declaration of Trust and By-laws." As a result of these voting rights, the Fund's ability to take any such actions may be impeded to the extent that there are any preferred shares outstanding. The Board of Trustees presently intends that, except as otherwise indicated in this prospectus and except as otherwise required by applicable law, holders of preferred shares will have equal voting rights with holders of common shares (one vote per share, unless otherwise required by the 1940 Act) and will vote together with holders of common shares as a single class.


     The affirmative vote of the holders of a majority of the outstanding preferred shares, voting as a separate class, will be required to amend, alter or repeal any of the preferences, rights or powers of holders of preferred shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of preferred shares. The class vote of holders of preferred shares described above will in each case be in addition to any other vote required to authorize the action in question.

     The terms of the preferred shares are expected to provide that (i) they are redeemable by the Fund in whole or in part at the original purchase price per share plus accrued dividends per share, (ii) the Fund may tender for or purchase preferred shares, and (iii) the Fund may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of preferred shares by the Fund will reduce the leverage applicable to the common shares, while any resale of shares by the Fund will increase that leverage.

     The discussion above describes the possible offering of preferred shares by the Fund. If the Board of Trustees determines to proceed with such an offering, the terms of the preferred shares may be the same as, or different from, the terms described above, subject to applicable law and the Agreement and Declaration of Trust. The Board of Trustees, without the approval of the holders of common shares, may authorize an offering of preferred shares or may determine not to authorize such an offering, and may fix the terms of the preferred shares to be offered.




 ANTI-TAKEOVER PROVISIONS OF THE AGREEMENT AND DECLARATION OF TRUST AND BY-LAWS




     The Fund's Agreement and Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Trustees and could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund.

     The Board of Trustees is divided into three classes of approximately equal size. The terms of the Trustees of the different classes are staggered so that approximately one-third of the Board of Trustees is elected by shareholders each year.

     A Trustee may be removed from office with or without cause by a majority of Trustees if such removal is approved by a vote of the holders of at least 75% of the shares entitled to be voted on the matter.

     In addition, the Agreement and Declaration of Trust requires the favorable vote of the holders of at least 75% of the Fund's shares to approve, adopt or authorize the following:

o a merger or consolidation or statutory share exchange of the Fund with any other corporations;

o a sale of all or substantially all of the Fund's assets (other than in the regular course of the Fund's investment activities); or

o    a liquidation or dissolution of the Fund

     unless such action has been approved, adopted or authorized by the affirmative vote of at least 75% of the total number of Trustees fixed in accordance with the by-laws, in which case the affirmative vote of a majority of the Fund's shares is required. Following any issuance of preferred shares by the Fund, it is anticipated that the approval, adoption or authorization of the foregoing also would require the favorable vote of a majority of the Fund's shares of preferred shares then entitled to be voted, voting as a separate class.

     In addition, conversion of the Fund to an open-end investment company would require an amendment to the Fund's Agreement and Declaration of Trust. The amendment would have to be declared advisable by the Board of Trustees prior to its submission to shareholders. Such an amendment would require the favorable vote of the holders of at least 75% of the Fund's outstanding shares (including any preferred shares) entitled to be voted on the matter, voting as a single class (or a majority of such shares if the amendment was previously approved, adopted or authorized by 75% of the total number of Trustees fixed in accordance with the By-laws). Such a vote also would satisfy a separate requirement in the 1940 Act that the change be approved by the shareholders. Shareholders of an open-end investment company may require the company to redeem their shares of common stock at any time (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. All redemptions will be made in cash. If the Fund is converted to an open-end investment company, it could be required to liquidate portfolio securities to meet requests for redemption, and the common shares would no longer be listed on the American Stock Exchange.

     Conversion to an open-end investment company would also require changes in certain of the Fund's investment policies and restrictions, such as those relating to the borrowing of money.

     In addition, the Agreement and Declaration of Trust requires the favorable vote of a majority of the Trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of the Fund, voting separately as a class or series, to approve, adopt or authorize certain transactions with 5% or greater holders of a class or series of shares and their associates, unless the transaction has been approved by at least 75% of the Trustees, in which case "a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund shall be required. For purposes of these provisions, a 5% or greater holder of a class or series of shares (a "Principal Shareholder") refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of any class or series of shares of beneficial interest of the Fund. The 5% holder transactions subject to these special approval requirements are:

o the merger or consolidation of the Fund or any subsidiary of the Fund with or into any Principal Shareholder;

o the issuance of any securities of the Fund to any Principal Shareholder for cash;

o the sale, lease or exchange of all or any substantial part of the assets of the Fund to any Principal Shareholder, except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a 12-month period; or

o the sale, lease or exchange to the Fund or any subsidiary of the Fund, in exchange for securities of the Fund, of any assets of any Principal Shareholder, except assets having an aggregate fair market value of less than $1,000,000, aggregating for purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a 12-month period.

     The Agreement and Declaration of Trust and By-laws provide that the Board of Trustees has the power, to the extent the By-laws do not reserve the right to the shareholders, to make, alter or repeal any of the By-laws, subject to the requirements of applicable law. Neither this provision of the Agreement and Declaration of Trust, nor any of the foregoing provisions thereof requiring the affirmative vote of 75% of outstanding shares of the Fund, can be amended or repealed except by the vote of such required number of shares.

     The Fund's By-laws generally require that advance notice be given to the Fund in the event a shareholder desires to nominate a person for election to the Board of Trustees or to transact any other business at an annual meeting of shareholders. With respect to an annual meeting following the first annual meeting of shareholders, notice of any such nomination or business must be delivered to or received at the principal executive offices of the Fund not less than 90 calendar days nor more than 120 calendar days prior to the anniversary date of the prior year's annual meeting (subject to certain exceptions). In the case of the first annual meeting of shareholders, the notice must be given no later than the tenth calendar day following public disclosure as specified in the by-laws of the date of the meeting. Any notice by a shareholder must be accompanied by certain information as provided in the By-laws.




                                  UNDERWRITING





     Citigroup Global Markets Inc., A.G. Edwards & Sons, Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated, Wachovia Capital Markets, LLC, Advest, Inc., Ferris, Baker Watts, Incorporated, Janney Montgomery Scott LLC, KeyBanc Capital Markets, A Division of McDonald Investments Inc., Quick & Reilly, Inc. A FleetBoston Financial Company and Wells Fargo Securities, LLC are acting as representatives of the underwriters. Subject to the terms and conditions stated in the underwriting agreement dated as of the date hereof, each underwriter named below has severally agreed to purchase, and the Fund has agreed to sell to such underwriter, the number of common shares set forth opposite the name of such underwriter.


                                                                        Number
                 Underwriter                                          of Shares
                 ----------                                      --------------

                 Citigroup Global Markets Inc........................   _

                 A.G. Edwards & Sons, Inc............................   _

                 Merrill Lynch, Pierce Fenner & Smith................   _
                               Incorporated

                 Wachovia Capital Markets, LLC.......................   _

                 Advest, Inc.........................................   _

                 Ferris, Baker Watts, Incorporated...................   _

                 Janney Montgomery Scott LLC  .......................   _


                 KeyBanc Capital Markets, A Division of McDonald Investments
                  Inc.



                 Quick & Reilly, Inc. A FleetBoston Financial Company

                 Wells Fargo Securities, LLC.........................   _

                                                                    ----------
                                Total................................   _
                                                                   ==========

     The underwriting agreement provides that the obligations of the several underwriters to purchase the common shares included in this offering are subject to approval of certain legal matters by counsel and to certain other conditions. The underwriters are obligated to purchase all the common shares (other than those covered by the over-allotment option described below) if they purchase any of the common shares.


     The underwriters propose to offer some of the common shares directly to the public at the offering price set forth on the cover page of this prospectus and some of the common shares to certain dealers at the public offering price less a concession not to exceed $__________ per common share. The sales load the Fund will pay of $__________ per share is equal to ______% of the initial offering price. The underwriters may allow, and such dealers may reallow, a concession not to exceed $_______ per common share on sales to certain other dealers. If all of the common shares are not sold at the initial offering price, the representatives may change the public offering price and other selling terms. Investors must pay for any common shares purchased on or before ___________, 2004. The representatives have advised the Fund that the underwriters do not intend to confirm any sales to any accounts over which they exercise discretionary authority.



     The Advisor (and not the Fund) has agreed to pay certain underwriters a Fee at an annual rate of up to 0.15% of the Fund's managed assets attributable to common shares sold by such underwriter. This fee and any reimbursement of expenses paid to these underwriters in connection therewith will not exceed ____% of the total initial price to the public of the common shares offered hereby and will be payable in arrears at the end of each calendar quarter during the continuance of the investment management agreement or other advisory agreement between the Advisor and the Fund. In return for such fee these underwriters have agreed (i) to provide services related to the sale and distribution of the common shares, (ii) to provide certain after-market support services designed to maintain the visibility of the Fund on an ongoing basis, (iii) to provide relevant information, studies or reports regarding general trends in the closed-end investment company and asset management industries, if reasonably obtainable, and to consult with representatives of the Advisor in connection therewith and (iv) to provide information to and consult with the Advisor with respect to applicable strategies designed to address market value discounts, if any. Additionally, within 60 days of closing, the Advisor will pay to Citigroup Global Markets Inc. from its own resources a structuring fee for advice relating to the structure and design of the Fund and organization of the Fund as well as services related to the sale and distribution of the Fund's common shares in an amount equal to _____________, which in the aggregate is _____% of the total initial price to the public of the common shares offered hereby, including reimbursement of expenses in connection therewith. In addition, the Fund has agreed to reimburse certain underwriter expenses in an amount equal to $0.0067 per common share, which amount, along with the reimbursement of expenses pursuant t tot he structuring fee agreement and the additional compensation agreements will not exceed ___________, or _____% of the total initial price to the public of the common shares offered hereby. The sum of the structuring fee paid to Citigroup Global Markets Inc, the fees paid to certain other underwriters, the amounts paid by the Fund to reimburse certain underwriter and other expenses and the sales load to be paid by the Fund will not exceed 9.00% of the total price to the public of the common shares offered hereby.


     The Fund has granted to the underwriters an option, exercisable for 45 days
from the date of this prospectus,  to purchase up to      additional  common
shares at the public offering price less the sales load. The underwriters may exercise such option solely for the purpose of covering over-allotments, if any, in connection with this offering. To the extent such option is exercised, each underwriter will be obligated, subject to certain conditions, to purchase a number of additional common shares approximately proportionate to such underwriter's initial purchase commitment.

     The Fund and the Advisor have agreed that, for a period of 180 days from the date of this prospectus, they will not, without the prior written consent of Citigroup Global Markets Inc., on behalf of the underwriters, dispose of or hedge any common shares or any securities convertible into or exchangeable for common shares. Citigroup Global Markets Inc., in its sole discretion, may release any of the securities subject to these agreements at any time without notice.

     Prior to the offering, there has been no public market for the common shares. Consequently, the initial public offering price for the common shares was determined by negotiation among the Fund, the Advisor and the representatives. There can be no assurance, however, that the price at which the common shares will sell in the public market after this offering will not be lower than the price at which they are sold by the underwriters or that an active trading market in the common shares will develop and continue after this offering. We expect the common shares to be approved for listing on the American Stock Exchange under the symbol "ERH," subject to notice of issuance.


     The following table shows the sales load that the Fund is to pay to the underwriters in connection with this offering. These amounts are shown assuming both no exercise and full exercise of the underwriters' option to purchase additional common shares: _


                                             Paid by the Fund
                                      No Exercise      Full Exercise
                                      ---------------------------
     Per Share....................... $              $
     Total........................... $              $
                                                    ----


     The Fund and the Advisor have each agreed to indemnify the several underwriters or contribute to losses arising out of certain liabilities, including liabilities, under the Securities Act of 1933, as amended.

     The Advisor has agreed to pay (i) all organization expenses and (ii) offering costs (other than sales load) that exceed $ per share. In addition, the Fund has agreed to reimburse the underwriters for certain expenses incurred by the underwriters in the offering.

     Certain underwriters may make a market in the common shares after trading in the common shares has commenced on the American Stock Exchange. No underwriter is, however, obligated to conduct market-making activities and any such activities may be discontinued at any time without notice, at the sole discretion of the underwriter. No assurance can be given as to the liquidity of, or the trading market for, the common shares as a result of any market-making activities undertaken by any underwriter. This prospectus is to be used by any underwriter in connection with the offering and, during the period in which a prospectus must be delivered, with offers and sales of the common shares in market-making transactions in the over-the-counter market at negotiated prices related to prevailing market prices at the time of the sale.

     The underwriters have advised the Fund that, pursuant to Regulation M under the Securities Exchange Act of 1934, as amended, certain persons participating in the offering may engage in transactions, including stabilizing bids, covering transactions or the imposition of penalty bids, which may have the effect of stabilizing or maintaining the market price of the common shares on the American Stock Exchange at a level above that which might otherwise prevail in the open market. A "stabilizing bid" is a bid for or purchase of the common shares on behalf of an underwriter for the purposes of fixing or maintaining the price of the common shares. A "covering transaction" is a bid for or purchase of the common shares on behalf of an underwriter to reduce a short position incurred by the underwriters in connection with the offering. A "penalty bid" is a contractual arrangement whereby if, during a specified period after the issuance of the common shares, the underwriters purchase common shares in the open market for the account of the underwriting syndicate and the common shares purchased can be traced to a particular underwriter or member of the selling group, the underwriting syndicate may require the underwriter or selling group member in question to purchase the common shares in question at the cost price to the syndicate or may recover from (or decline to pay to) the underwriter or selling group member in question any or all compensation (including, with respect to a representative, the applicable syndicate management fee) applicable to the common shares in question. As a result, an underwriter or selling group member and, in turn, brokers may lose the fees that they otherwise would have earned from a sale of the common shares if their customer resells the common shares while the penalty bid is in effect. The underwriters are not required to engage in any of these activities, and any such activities, if commenced, may be discontinued at any time.

     The underwriting agreement provides that it may be terminated in the absolute discretion of the representatives without liability on the part of the underwriters to the Fund or the Advisor if, prior to the delivery of and payment for the common shares, (i) trading in the Fund's common shares shall have been suspended by the Securities and Exchange Commission or the American Stock Exchange or trading in securities generally on the American Stock Exchange shall have been suspended or limited or minimum prices for trading in securities generally shall have been established on the American Stock Exchange, (ii) a commercial banking moratorium shall have been declared by either federal or New York state authorities or (iii) there shall have occurred any outbreak or escalation of hostilities, declaration by the United States of a national emergency or war, or other calamity or crisis the effect of which on financial markets in the United States is such as to make it, in the sole judgment of the representatives, impracticable or inadvisable to proceed with the offering or delivery of the common shares as contemplated by the prospectus (exclusive of any supplement thereto).

     A prospectus in electronic format may be available on the website maintained by one or more of the underwriters. The representatives may agree to allocate a number of common shares to the underwriters for sale to their online brokerage account holders. The representatives will allocate common shares to the underwriters that may make internet distributions on the same basis as other allocations. In addition, common shares may be sold by the underwriters to securities dealers who resell common shares to online brokerage account holders.

     The Fund anticipates that from time to time certain of the underwriters may act as brokers or dealers in connection with the execution of the Funds' portfolio transactions after they have ceased to be Underwriters and, subject to certain restrictions, may act as brokers while they are underwriters.

     The underwriters have performed investment banking and advisory services for the Advisor and its affiliates from time to time, for which they have received customary fees and expenses. The underwriters may, from time to time, engage in transactions with or perform services for the Advisor in the ordinary course of business.

     Prior to the public offering of common shares, the Advisor purchased common shares from the Fund in an amount satisfying the net worth requirements of
Section 14(a) of the Investment Company Act.

     The principal business address of Citigroup Global Markets Inc. is 388 Greenwich Street, New York, New York 10013.


       CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND REGISTRAR




     The Fund's securities and cash are held under a custodian agreement with State Street Bank and Trust Company, 2 Avenue de Lafayette, Boston, Massachusetts 02111. EquiServe Trust Company, N.A. is the Fund's transfer agent, registrar, shareholder servicing agent and dividend disbursing agent for the Fund's shares. EquiServe Trust Company, N.A.'s address is P.O. Box 43010, Providence, Rhode Island 02940-3010.




                            VALIDITY OF COMMON SHARES





     Certain legal matters in connection with the shares offered hereby are passed on for the Fund by Sullivan & Worcester LLP, Washington, D.C. Certain matters have been passed upon for the underwriters by Simpson Thacher & Bartlett LLP. Sullivan & Worcester LLP and Simpson Thacher & Bartlett LLP may rely as to certain matters of Delaware law on the opinion of Richards, Layton & Finger, P.A.

            TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

                                                                          Page
                                                                           ---

Fund History............................................................     3
Use of Proceeds.........................................................     3
Investment Objective and Policies.......................................     3
Investment Restrictions.................................................    20
Management of the Fund..................................................    23
The Advisor, Administrator and Transfer Agent...........................    31
Portfolio Transactions..................................................    35
Tender Offers...........................................................    36
U.S. Federal Income Tax Matters.........................................    39
Performance-Related, Comparative and Other Information..................    46
Experts.................................................................    50
Additional Information..................................................    50
Financial Statements and Independent Auditors' Report...................    51
Appendix A--Description of Ratings......................................   A-1
Appendix B--Proxy Voting Policy and Procedures..........................   B-1

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                               ____________ Shares

                          Evergreen Utilities and High
                                   Income Fund

                                  Common Shares


                                [EVERGREEN LOGO]
                                  ------------

                                   PROSPECTUS

                                     , 2004
                                  ------------


                                    Citigroup
                            A.G. Edwards & Sons, Inc.
                               Merrill Lynch & Co.
                               Wachovia Securities
                                  Advest, Inc.
                               Ferris, Baker Watts
                                  Incorporated
                           Janney Montgomery Scott LLC


                             KeyBanc Capital Markets

                              Quick & Reilly, Inc.
                           Wells Fargo Securities, LLC

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    EVERGREEN UTILITIES AND HIGH INCOME FUND

                       STATEMENT OF ADDITIONAL INFORMATION



     THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

     Evergreen Utilities and High Income Fund (the "Fund") is a newly organized, non-diversified, closed-end management investment company. This Statement of Additional Information relating to common shares does not constitute a prospectus, but should be read in conjunction with the prospectus relating thereto dated ________, 2004. This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing common shares, and investors should obtain and read the prospectus prior to purchasing such shares. A copy of the prospectus may be obtained without charge by calling 1-800-730-6001.

     The prospectus and this Statement of Additional Information are part of the registration statement filed with the Securities and Exchange Commission (the "Commission"), Washington, D.C., which includes additional information regarding the Fund. The registration statement may be obtained from the Commission upon payment of the fee prescribed, inspected at the Commission's office at no charge or inspected on the Commission's website at http://www.sec.gov.




         TABLE OF CONTENTS

         Fund History.........................................................3

         Use of Proceeds......................................................3

         Investment Objective and Policies....................................3

         Investment Restrictions.............................................20


         Management of the Fund..............................................23


         The Advisor, Administrator and Transfer Agent.......................31

         Portfolio Transactions   ...........................................35

         Tender Offers.......................................................36

         U.S. Federal Income Tax Matters.....................................39

         Performance-Related, Comparative and Other Information..............46

         Experts.............................................................50

         Additional Information..............................................50


         Financial Statement and Independent Auditors' Report................51
                    .


         Appendix A--Description of Ratings.................................A-1

         Appendix B--Proxy Voting Policy and Procedures.....................B-1



         This Statement of Additional Information is dated ______________, 2004.






         SUBJECT TO COMPLETION, DATED APRIL 19, 2004.

                                  FUND HISTORY

     The Fund is a non-diversified, closed-end management investment company organized as a statutory trust under the laws of Delaware on February 4, 2004 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Much of the information contained in this statement of additional information expands on subjects discussed in the prospectus. Unless otherwise defined herein, capitalized terms used in this document have the same meanings given them in the prospectus.



                                 USE OF PROCEEDS

     The Fund will invest the net proceeds of the offering in accordance with the Fund's investment objective and policies as soon as practicable after the closing of this offering. However, investments that, in the judgment of the Advisor, are appropriate investments for the Fund may not be immediately available. Therefore, the Fund expects that there will be an initial investment period of up to three months following the completion of its common shares offering before it is invested in accordance with its investment objective and policies. Pending such investment, the Fund anticipates that all or a portion of the proceeds will be invested in typically lower-yielding U.S. government securities or high grade, short-term money market instruments.



                        INVESTMENT OBJECTIVE AND POLICIES

     The prospectus presents the investment objective and the principal investment strategies and risks of the Fund. This section supplements the disclosure in the Fund's prospectus and provides additional information on the Fund's investment policies or restrictions. Capitalized terms have the meaning defined in the prospectus unless otherwise defined herein.

     Restrictions or policies stated as a maximum percentage of the Fund's assets are only applied immediately after a portfolio investment to which the policy or restriction is applicable (other than the limitations on borrowing or the asset coverage requirements of the 1940 Act for senior securities). Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund's restrictions and policies.

         Primary Investments

     Under normal market conditions, the Fund will invest at least 80% of its net assets (defined as net assets plus the amount of any borrowing for investment purposes) in securities of utilities companies (water, gas, electric and telecommunications companies) and in U.S. dollar-denominated non-investment grade debt securities. The Fund allocates its assets between two separate investment strategies. Under normal market conditions, the Fund allocates approximately 70% of its total assets to an investment strategy that focuses on common, preferred and convertible preferred stocks and convertible debentures of utility companies (water, gas, electric and telecommunications companies), and approximately 30% of its total assets to an investment strategy that focuses on U.S. dollar-denominated non-investment grade bonds, debentures, and other income obligations. The Fund's investment adviser reserves the discretion based upon market conditions to reallocate the proportions of total assets invested in each investment strategy. Shareholders will be provided with at least 60-days prior written notice of any changes in the 80% investment policy. The utilities portion of the Fund may invest up to 5% of its assets in the securities of oil companies such as oil pipeline companies.

Securities

     EURODOLLAR INSTRUMENTS AND YANKEE BONDS. The Fund may invest in Eurodollar instruments and Yankee bonds. Eurodollar instruments are bonds of corporate and government issuers that pay interest and principal in U.S. dollars but are issued in markets outside the United States, primarily in Europe. Yankee bonds are U.S. dollar-denominated bonds typically issued in the U.S. by non-U.S. governments and their agencies and non-U.S. banks and corporations. The Fund may also invest in Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("Yankee CDs"). ECDs are U.S. dollar-denominated certificates of deposit issued by non-U.S. branches of domestic banks; ETDs are U.S. dollar-denominated deposits in a non-U.S. branch of a U.S. bank or in a non-U.S. bank; and Yankee CDs are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a non-U.S. bank and held in the U.S. These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, non-U.S. withholding or other taxes, seizure of non-U.S. deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

     INVESTMENTS IN DEPOSITARY RECEIPTS. The Fund may hold securities of non-U.S. issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other similar instruments. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs and GDRs and other similar global instruments in bearer form are designed for use in non-U.S. securities markets.

     ADRs are denominated in U.S. dollars and represent an interest in the right to receive securities of non-U.S. issuers deposited in a U.S. bank or correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of non-U.S. issuers. However, by investing in ADRs rather than directly in equity securities of non-U.S. issuers, the Fund will avoid currency risks during the settlement period for either purchases or sales. The Fund does not count investments in ADRs towards the Fund's 25% limit in foreign securities. However, it does limit its overall investment in ADRs to 10%. EDRs and GDRs are not necessarily denominated in the same currency as the underlying securities which they represent. Investments in EDRs and GDRs will be subject to the Fund's 25% limit in foreign securities.

     For purposes of the Fund's investment policies, investments in ADRs, GDRs and similar instruments will be deemed to be investments in the underlying equity securities of non-U.S. issuers. The Fund may acquire depositary receipts from banks that do not have a contractual relationship with the issuer of the security underlying the depositary receipt to issue and secure such depositary receipt. To the extent the Fund invests in such unsponsored depositary receipts there may be an increased possibility that the Fund may not become aware of events affecting the underlying security and thus the value of the related depositary receipt. In addition, certain benefits (i.e., rights offerings) which may be associated with the security underlying the depositary receipt may not inure to the benefit of the holder of such depositary receipt.

     CORPORATE LOANS AND PARTICIPATIONS. The Fund may invest directly or through a private investment fund in corporate loans or participations in corporate loans (collectively, "corporate loans"). The Fund may invest up to 10% of its total assets in corporate loans. Corporate loans are generally subject to liquidity risks because they are traded in an over-the-counter market.

     Corporate loans, like most other debt obligations, are subject to the risk of default. While all investments involve some amount of risk, corporate loans generally involve less risk than equity instruments of the same issuer because the payment of principal of and interest on debt instruments is a contractual obligation of the issuer that, in most instances, takes precedence over the payment of dividends, or the return of capital, to the issuer's shareholders.

     Although the Fund may invest in corporate loans that will be fully collateralized with assets with a market value that, at the time of acquisition, equals or exceeds the principal amount of the corporate loan, the value of the collateral may decline below the principal amount of the corporate loan subsequent to the Fund's investment in such bank loan. In addition, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, the Fund will be subject to the risk that this stock may decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the bank loan to be undercollateralized. There is no assurance that the sale of collateral would raise enough cash to satisfy the borrower's payment obligation or that the collateral can or will be liquidated. Some or all of the bank loans held by the Fund may not be secured by any collateral, and such bank loans entail greater risk than secured bank loans.

     Corporate loans are also subject to the risk of default of scheduled interest or principal payments. In the event of a failure to pay scheduled interest or principal payments on corporate loans held by the Fund, the Fund could experience a reduction in its income, would experience a decline in the market value of the particular corporate loan so affected, and may experience a decline in the net asset value of its shares or the amount of its dividends. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. To the extent that the Fund's investment is in a corporate loan acquired from another lender, the Fund may be subject to certain credit risks with respect to that lender.

     The Fund may acquire corporate loans of borrowers that are experiencing, or are more likely to experience, financial difficulty, including corporate loans issued in highly leveraged transactions. The Fund may even acquire and retain in its portfolio corporate loans of borrowers that have filed for bankruptcy protection or that have had involuntary bankruptcy petitions filed against them by creditors.

     In the event of the bankruptcy, receivership, or other insolvency proceeding of a borrower, the Fund could experience delays or limitations with respect to its ability to collect the principal of and interest on the corporate loan and with respect to its ability to realize the benefits of the collateral securing the corporate loan, if any. Among the credit risks involved in such a proceeding are the avoidance of the corporate loan as a fraudulent conveyance, the restructuring of the payment obligations under the corporate loan (including, without limitation, the reduction of the principal amount, the extension of the maturity, and the reduction of the interest rate thereof), the avoidance of the pledge of collateral securing the corporate loan as a fraudulent conveyance or preferential transfer, the discharge of the obligation to repay that portion of the corporate loan that exceeds the value of the collateral, and the subordination of the Fund's rights to the rights of other creditors of the borrower under applicable law. Similar delays or limitations of the Fund's ability to collect the principal of and interest on the corporate loan and with respect to its ability to realize the benefits of the collateral securing the corporate loan may arise in the event of the bankruptcy, receivership, or other insolvency proceeding of an original lender or an agent.

     The Advisor anticipates that investment decisions on corporate loans will be based largely on the credit analysis performed by the Advisor's investment personnel and not on analysis prepared by rating agencies or other independent parties, and such analysis may be difficult to perform for many borrowers and issuers. The Advisor may also utilize information prepared and supplied by the agent or other lenders. Information about interests in corporate loans generally will not be in the public domain, and interests are often not currently rated by any nationally recognized rating service. Many borrowers have not issued securities to the public and are not subject to reporting requirements under federal securities laws. Generally, borrowers are required to provide financial information to lenders, including the Fund, and information may be available from other corporate loan participants or agents that originate or administer corporate loans. There can be no assurance that the Advisor's analysis will disclose factors that may impair the value of a corporate loan. A serious deterioration in the credit quality of a borrower could cause a permanent decrease in the Fund's net asset value.

     There is no minimum rating or other independent evaluation of a borrower or its securities limiting the Fund's investments, except that, with respect to the portion of the Fund's assets that are invested in high yield securities, the Fund may not purchase securities with a rating of CCC or below. However, the Fund may hold such securities as a result of a downgrade in ratings subsequent to their purchase, although no more than 10% of that portion of the Fund's assets may be invested in securities that are unrated or rated CCC. Although a corporate loan often is not rated by any rating agency at the time the Fund purchases the corporate loan, rating agencies have become more active in rating an increasing number of corporate loans and at any given time a substantial portion of the corporate loans in the Fund's portfolio may be rated. Although the Advisor may consider such ratings when evaluating a corporate loan, it does not view such ratings as a determinative factor in its investment decisions. The lack of a rating may not necessarily imply that a corporate loan is of lesser investment quality. The Fund may invest its assets in corporate loans rated below investment grade or that are unrated but of comparable quality.

     While debt instruments generally are subject to the risk of changes in interest rates, the interest rates of corporate loans in which the Fund may invest would adjust with a specified interest rate. Thus the risk that changes in interest rates would affect the market value of such corporate loans is significantly decreased, but is not eliminated.

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase securities, including U.S. government securities, on a when-issued basis or may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement period, but no payment or delivery is made by the Fund prior to the actual delivery or payment by the other party to the transaction. The Fund will not earn income on these securities until delivered. The purchase of securities on a when-issued or delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. The Fund's obligations with respect to when-issued and delayed delivery transactions will be fully collateralized by segregating liquid assets with a value equal to the Fund's obligations. See "Asset Segregation."

     PREFERRED SHARES. Preferred shares are equity securities, but they have many characteristics of fixed income securities, such as a fixed dividend payment rate and/or a liquidity preference over the issuer's common shares. However, because preferred shares are equity securities, they may be more susceptible to risks traditionally associated with equity investments than the Fund's fixed income investments.

     OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the 1940 Act, the Fund may not acquire the securities of other domestic or non-U.S. investment companies if, as a result, (i) more than 10% of the Fund's total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Fund, or (iii) more than 5% of the Fund's total assets would be invested in any one investment company. These limitations do not apply to the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all the assets of another investment company. Notwithstanding the foregoing, subject to receiving no-action assurance from the Commission, the Fund may invest cash balances in shares of other money market funds advised by the Fund's Advisor or its affiliates in amounts up to 25% of the Fund's total assets.

     The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies' expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund's own operations.

     MONEY MARKET INSTRUMENTS. Money market instruments are high-quality instruments that present minimal credit risk. They may include U.S. government obligations, commercial paper and other short-term corporate obligations, and certificates of deposit, bankers' acceptances, bank deposits, and other financial institution obligations. These instruments may carry fixed or variable interest rates.


     PAYMENT-IN-KIND SECURITIES. The Fund may invest in payment-in-kind (PIK) securities. PIK securities are debt obligations which provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations, for a specified period of time. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.


     The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.


     PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Some PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

     An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zero coupon bonds since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

     Generally, PIK bonds trade without accrued interest. Their price is expected to reflect an amount representing accreted interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is usually the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.


     Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.


     Regardless of whether PIK securities are senior or deeply subordinated, issuers are generally highly motivated to retire them because they are usually their most costly form of capital.


Derivatives

         INTEREST RATE TRANSACTIONS

     Interest Rate Swaps, Collars, Caps and Floors. In order to hedge the value of the Fund's portfolio against interest rate fluctuations or to enhance the Fund's income, the Fund may, but is not required to, enter into various interest rate transactions such as interest rate swaps and the purchase or sale of interest rate caps and floors. To the extent that the Fund enters into these transactions, the Fund expects to do so primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions primarily as a hedge and not as a speculative investment. However, the Fund also may invest in interest rate swaps to enhance income or to increase the Fund's yield, for example, during periods of steep interest rate yield curves (i.e., wide differences between short-term and long-term interest rates). The Fund is not required to hedge its portfolio and may choose not to do so. The Fund cannot guarantee that any hedging strategies it uses will work.

     In an interest rate swap, the Fund exchanges with another party their respective commitments to pay or receive interest (e.g., an exchange of fixed rate payments for floating rate payments). For example, if the Fund holds a debt instrument with an interest rate that is reset only once each year, it may swap the right to receive interest at this fixed rate for the right to receive interest at a rate that is reset every week. This would enable the Fund to offset a decline in the value of the debt instrument due to rising interest rates but would also limit its ability to benefit from falling interest rates. Conversely, if the Fund holds a debt instrument with an interest rate that is reset every week and it would like to lock in what it believes to be a high interest rate for one year, it may swap the right to receive interest at this variable weekly rate for the right to receive interest at a rate that is fixed for one year. Such a swap would protect the Fund from a reduction in yield due to falling interest rates and may permit the Fund to enhance its income through the positive differential between one week and one year interest rates, but would preclude it from taking full advantage of rising interest rates.

     The Fund usually will enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and an amount of cash or liquid instruments having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the interest rate swap transaction is entered into on other than a net basis, the full amount of the Fund's obligations will be accrued on a daily basis, and the full amount of the Fund's obligations will be maintained in a segregated account by the Fund's custodian.

     The Fund also may engage in interest rate transactions in the form of purchasing or selling interest rate caps or floors. The Fund will not sell interest rate caps or floors that it does not own. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest equal to the difference of the index and the predetermined rate on a notional principal amount (i.e., the reference amount with respect to which interest obligations are determined although no actual exchange of principal occurs) from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest at the difference of the index and the predetermined rate on a notional principal amount from the party selling such interest rate floor. The Fund will not enter into caps or floors if, on a net basis, the aggregate notional principal amount with respect to such agreements exceeds the net assets of the Fund.

     Typically, the parties with which the Fund will enter into interest rate transactions will be broker-dealers and other financial institutions. The Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated investment grade quality by at least one nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by the Advisor to be equivalent to such rating. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with other similar instruments traded in the interbank market. Caps and floors, however, are less liquid than swaps. Certain federal income tax requirements may limit the Fund's ability to engage in interest rate swaps.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. To hedge against changes in securities prices or currency exchange rates or to seek to increase total return, the Fund may purchase and sell various kinds of futures contracts, and purchase and write (sell) call and put options on any of such futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of such contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices, non-U.S. currencies and other financial instruments and indices. The Fund will engage in futures and related options transactions for bona fide hedging and non-hedging purposes as described below. All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission (the
CFTC) or on non-U.S. exchanges.

     Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

     When interest rates are rising or securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. Similarly, the Fund can sell futures contracts on a specified currency to protect against a decline in the value of such currency and a decline in the value of its portfolio securities which are denominated in such currency. The Fund can purchase futures contracts on a non-U.S. currency to establish the price in U.S. dollars of a security denominated in such currency that the Fund has acquired or expects to acquire.

     Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures on securities or currency are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

     Hedging Strategies. Hedging, by use of futures contracts, seeks to establish with more certainty the effective price, rate of return and currency exchange rate on portfolio securities and securities that the Fund owns or proposes to acquire. The Fund may, for example, take a "short" position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates or a decline in market prices or non-U.S. currency rates that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities. Similarly, the Fund may sell futures contracts in a non-U.S. currency in which its portfolio securities are denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies. If, in the opinion of the Advisor, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategies. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Advisor will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

     On other occasions, the Fund may take a "long" position by purchasing futures contracts. This may be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices or rates that are currently available.

     Options on Futures Contracts. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

     The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium, to sell a futures contract (if the option is exercised), which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated to purchase a futures contract (if the option is exercised) which may have a value lower than the exercise price. Thus, the loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. The Fund will incur transaction costs in connection with the writing of options on futures.

     The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

     Other Considerations. The Fund will engage in futures and related options transactions only for bona fide hedging or non-hedging purposes in accordance with CFTC regulations which permit principals of an investment company registered under the 1940 Act to engage in such transactions without registering as commodity pool operators. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which the Fund expects to purchase. Except as stated below, the Fund's futures transactions will be entered into for traditional hedging purposes--i.e., futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are denominated) that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are denominated) it intends to purchase. As evidence of this hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities or assets denominated in the related currency in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

     As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits the Fund to elect to comply with a different test, under which the sum of the amounts of initial margin deposits on the Fund's existing non-hedging futures contracts and premiums paid for options on futures entered into for non-hedging purposes (net of the amount the positions are "in the money") would not exceed 5% of the market value of the Fund's total assets. The Fund does not use derivatives as a primary investment technique and generally does not anticipate using derivatives for non-hedging purposes. In the event the Fund uses derivatives for non-hedging purposes, no more than 3% of the Fund's total assets will be committed to initial margin for derivatives for such purposes. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a regulated investment company for federal income tax purposes.

     Futures contracts and related options involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities or currencies, require the Fund to segregate assets to cover such contracts and options.

     While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

     Options on Securities and Securities Indices. The Fund may purchase put and call options on any security in which it may invest or options on any securities index based on securities in which it may invest. The Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased.

     Writing Call and Put Options on Securities. A call option written by the Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by the Fund are covered, which means that the Fund will own the securities subject to the options as long as the options are outstanding, or the Fund will use the other methods described below. The Fund's purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, the Fund may forgo the opportunity to profit from an increase in the market price of the underlying security.

     A put option written by the Fund would obligate the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by the Fund would be covered, which means that the Fund would have segregated assets with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the Fund. However, in return for the option premium, the Fund accepts the risk that it may be required to purchase the underlying security at a price in excess of its market value at the time of purchase.

     Call and put options written by the Fund will also be considered to be covered to the extent that the Fund's liabilities under such options are wholly or partially offset by its rights under call and put options purchased by the Fund. In addition, a written call option or put may be covered by entering into an offsetting forward contract and/or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position.

     Writing Call and Put Options on Securities Indices. The Fund may also write
(sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segments of the securities market rather than price fluctuations in a single security.

     The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional consideration if cash in such amount is segregated) upon conversion or exchange of other securities in its portfolio. The Fund may cover call and put options on a securities index by segregating assets with a value equal to the exercise price.

     Purchasing Call and Put Options. The Fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

     The Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's holdings. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

     The Fund may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

     Risks of Trading Options. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option, or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of its segregated assets until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

     Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (OCC) may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange, if any, that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     The Fund may purchase and sell both options that are traded on U.S. and options traded over the counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations.

     Transactions by the Fund in options on securities and indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Advisor. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

     The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on the Advisor's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

     The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price movements can take place in the underlying markets that cannot be reflected in the options markets.

     In addition to the risks of imperfect correlation between the Fund's portfolio and the index underlying the option, the purchase of securities index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost. This could occur as a result of unanticipated movements in the price of the securities comprising the securities index on which the option is based.

         FOREIGN CURRENCY TRANSACTIONS.

     Foreign Currency Exchange Transactions. The Fund may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. The Advisor may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging"), and to protect the value of specific portfolio positions ("position hedging").

     The Fund may engage in "transaction hedging" to protect against a change in the foreign currency exchange rate between the date on which the Fund contracts to purchase or sell the security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. For that purpose, the Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in or exposed to that foreign currency.

     If conditions warrant, the Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts as a hedge against changes in foreign currency exchange rates between the trade and settlement dates on particular transactions and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements.

     For transaction hedging purposes, the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

     The Fund may engage in "position hedging" to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated, or quoted or exposed (or an increase in the value of currency for securities which the Fund intends to buy, when it holds cash reserves and short-term investments). For position hedging purposes, the Fund may purchase or sell foreign currency futures contracts and foreign currency forward contracts, and may purchase put or call options on foreign currency futures contracts and on foreign currencies on exchanges or in over-the-counter markets. In connection with position hedging, the Fund may also purchase or sell foreign currency on a spot basis.

     The  precise  matching  of  the  amounts  of  foreign   currency   exchange
transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

     It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

     Hedging transactions involve costs and may result in losses. The Fund may write covered call options on foreign currencies to offset some of the costs of hedging those currencies. The Fund's ability to engage in hedging and related option transactions may be limited by tax considerations.

     Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques seek to minimize the risk of loss due to a decline in the value of the hedged currency, they seek to limit any potential gain which might result from the increase in the value of such currency.

     Currency Forward and Futures Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the U.S. are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

     The Advisor anticipates that forward contracts will be used primarily by the Advisor to adjust the foreign exchange exposure of the Fund to protect against uncertainty in the level of future foreign exchange rates, and the Fund might be expected to enter into such contracts under the following circumstances:

     Lock In. When the Advisor desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

     Cross Hedge. If a particular currency is expected to decrease against another currency, the Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund's holdings denominated in the currency sold.

     Direct Hedge. If the Advisor wants to eliminate substantially all of the risk of owning a particular currency, and/or if the Advisor thinks that the Fund can benefit from price appreciation in a given country's bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, the Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but the Fund would hope to benefit from an increase (if any) in value of the bond.

     Proxy Hedge. The Advisor might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, the Fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

     Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in any given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

     At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

     Positions in foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there can be no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

     Foreign Currency Options. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. The Advisor anticipates that foreign currency options will be purchased or written only when it believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

     The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

     Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Asset Segregation

     The 1940 Act requires that the Fund segregate assets in connection with certain types of transactions that may have the effect of leveraging the Fund's portfolio. If the Fund enters into a transaction requiring segregation, such as a forward commitment, the custodian or the Advisor will segregate liquid assets in an amount required to comply with the 1940 Act. Such segregated assets will be valued at market daily. If the aggregate value of such segregated assets declines below the aggregate value necessary to satisfy requirements under the 1940 Act, additional liquid assets will be segregated.

Downgrades in Fixed Income Debt Securities

     The Advisor does not intend to purchase illiquid or restricted securities (securities that the Fund cannot easily resell within seven days at current value or that have contractual or legal restrictions on resale) or distressed securities (securities which are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or payment of interest). However, the Fund is not required to sell or dispose of any debt security that falls into either category subsequent to its purchase.

     If a security held by the Fund subsequently is categorized as illiquid or restricted, the Fund may be unable to quickly resell the security quickly or may be able to sell it only at a price below current market value or could have difficulty valuing this holding precisely. Distressed securities frequently do not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment. Therefore, the Fund's ability to achieve current income may be diminished. Such securities are also subject to uncertainty as to when, in what manner and for what value the obligations evidenced by the distressed securities will be satisfied.

The Advisor's Investment Process


     The Fund combines investments in high yield debt securities with common, preferred and convertible preferred stocks and convertible debentures of utilities companies. Each of these sectors has its own distinct attributes that the Advisor believes could contribute to the potential for the Fund to achieve its investment objective. There is no guarantee that the Fund will obtain its investment objective.


     As discussed in the prospectus, the Fund is managed following a rigorous investment process that emphasizes both quality and value. Each portion of the Fund's assets is managed by its respective portfolio management team, whose investment strategies are summarized as follows.

     U.S. High Yield Debt Securities. The high yield team emphasizes quality companies with stable or improving financial situations. Extensive, proprietary research helps manage risk, as does broad sector diversification. The team considers both macro- and microeconomic factors - such as inflation, consumer spending and wages - that affect the conditions of firms in the portfolio.

     Utilities Securities. The value equity team considers a number of factors when selecting utility company stocks, which include among others: a history of high dividends and profits; the size of the company's market and market share; competitive or technological advantages that may help it in the future; potential merger activity; and the projected volatility of the company or industry. The team's stock selection is based on a blended style of equity management that allows it to invest in both value- and growth-oriented equity securities.

Proxy Voting Policy and Procedures

     The Fund has adopted Proxy Voting Policies and Procedures which the Advisor uses to determine how to vote proxies relating to the Fund's portfolio securities. A copy of the Fund's Proxy Voting Policy and Procedures are attached as Appendix B to this Statement of Additional Information.

                             INVESTMENT RESTRICTIONS

     The Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of "a majority of the Fund's outstanding shares", as defined in the 1940 Act. If the Fund were to issue a class of preferred shares, the investment restrictions could not be changed without the approval of a majority of the outstanding common and preferred shares, voting together as a class, and the approval of a majority of the outstanding preferred shares, voting separately by class. Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

1.       Non-Diversification

         The Fund is a non-diversified investment company under the 1940 Act.

         Further Explanation of Non-Diversification Policy:

     A non-diversified investment company is not limited by the 1940 Act as to the amount of assets that may be invested in any one issuer. However, in order to qualify as a regulated investment company for tax purposes, the Fund may have no more that 25% of its total assets invested in the securities (other than securities of the U.S. government, its agencies or instrumentalities, or the shares of other regulated investment companies) of any one issuer. In addition, with respect to 50% of its total assets, the Fund may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities (other than securities issued by the U.S. government, its agencies or instrumentalities) of any one issuer, or invest in more than 10% of the voting securities (other than securities issued by the U.S. government, its agencies or instrumentalities) of any one issuer, determined at the time of purchase.

2.       Concentration

     The Fund will concentrate its investments (invests 25% or more of its assets) in the securities of issuers engaged in the utility (water, gas, electric and telecommunications) sector. The Fund will not concentrate in any other industries.

3.       Issuing Senior Securities

     Except as permitted under the 1940 Act, the Fund may not issue senior securities.

         Further Explanation of Senior Securities Policy:

     The Fund may not issue any class of senior security, or sell any such security of which it is the issuer, unless (i) if such class of senior security represents an indebtedness, immediately after such issuance or sale, it will have an asset coverage of at least 300% or (ii) if such class of senior security is a stock, immediately after such issuance or sale it will have an asset coverage of at least 200%.

4.       Borrowing

     The Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

     The Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. The Fund intends to limit its borrowing through reverse repurchase agreements to up to 20% of its total assets. The Fund may also borrow up to an additional 5% of its total assets from banks or others. The Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

5.       Underwriting

     The Fund may not underwrite securities of other issuers, except insofar as the Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

6.       Real Estate

     The Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

7.       Commodities

     The Fund may not purchase or sell commodities or contracts on commodities, except to the extent that the Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

8.       Lending

     The Fund may not make loans to other persons, except that the Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

     To generate income and offset expenses, the Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.

     When the Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans. The risk in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in their collateral should the borrower fail financially.

     All other investment policies of the Fund in the prospectus under the heading "Investment Objective and Principal Investment Strategies" and in this statement of additional information under the heading "Investment Objective and Policies" are considered non-fundamental and may be changed by the Board of Trustees without prior approval of the Fund's outstanding voting shares provided they are given at least 60 days prior written notice.

     Under the 1940 Act, the Fund may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its total assets in any one investment company, provided the investment does not represent more than 3% of the voting stock of the acquired investment company at the time such shares are purchased. As a shareholder in any investment company, the Fund will bear its ratable share of that investment company's expenses, and would remain subject to payment of the Fund's advisory fees and other expenses with respect to assets so invested. Holders of common shares would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to the same leverage risks described herein and in the prospectus. As described in the prospectus in the section entitled "Risks," the net asset value and market value of leveraged shares will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged shares.

     In addition, to comply with federal tax requirements for qualification as a "regulated investment company," the Fund's investments will be limited in a manner such that at the close of each quarter of each tax year, (a) no more than 25% of the value of the Fund's total assets are invested in the securities (other than United States government securities or securities of other regulated investment companies) of a single issuer or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses and
(b) with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities (other than United States government securities or securities of other regulated investment companies) of a single issuer. These tax-related limitations may be changed by the Trustees to the extent appropriate in light of changes to applicable tax requirements.

                             MANAGEMENT OF THE FUND

Trustees of the Fund

     The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years.

     The Trustees are not required to contribute to the capital of the Fund or to hold shares in the Fund. A majority of the Trustees are persons who are not "interested persons" (as defined in the 1940 Act) of the Fund (collectively, the "Disinterested Trustees").

     The Fund has an Executive  Committee which consists of Michael S. Scofield,
K. Dun Gifford and Russell A. Salton III, M.D., each of whom is a Disinterested Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board of Trustees meetings and acts on routine matters between scheduled Board of Trustees. The Executive Committee may solicit suggestions for persons to fill vacancies on the Board of Trustees from such sources as they deem appropriate, including the Advisor. Nominations by shareholders will not be considered. The Trustees will consider such nominations at the next regularly scheduled Board of Trustees meeting.

     The Fund has an Audit Committee which consists of Charles A. Austin III (Chairperson), Shirley L. Fulton, K. Dun Gifford, Gerald M. McDonnell, William
W. Pettit and Russell A. Salton III, M.D. The purpose of the Audit Committee is to evaluate financial management, meet with the auditors and deal with other matters of a financial nature that they deem appropriate. The Audit Committee is comprised entirely of Disinterested Trustees.

     The Fund has a Performance Committee which consists of Richard J. Shima (Chairperson), Leroy Keith, Jr., Richard K. Wagoner and David M. Richardson. The Performance Committee reviews all activities involving investment-related issues and activities of the Advisor to the Fund, reviews the performance of the other service providers to the Fund, and assesses the performance of the Fund.

     Set forth below are the Trustees of the Fund. Unless otherwise indicated, the address for each Trustee is 200 Berkeley Street, Boston, Massachusetts 02116.


Disinterested Trustees:


-------------------------- ------------ -------------- ----------------------------------------- --------------- ------------------
                                                                                                   Number of           Other
        Name and                                                                                   Portfolios      Trusteeships
                            Position      Beginning                                               Overseen in      held outside
      Date of Birth           with      Year of Term     Principal Occupations for Last Five       Evergreen       of Evergreen
                              Fund       of Office*                     Years                    Funds complex     Funds complex
-------------------------- ------------ -------------- ----------------------------------------- --------------- ------------------
-------------------------- ------------ -------------- ----------------------------------------- --------------- ------------------
Charles A. Austin III        Trustee        2004       Investment Counselor, Anchor Capital            94              None
                                                       Advisors, Inc. (investment advice);
                                                       Director, The Andover Companies
                                                       (insurance); Trustee, Arthritis
                                                       Foundation of New England; Director,
                                                       The Francis Ouimet Society; Former
                                                       Investment Counselor, Appleton
DOB: 10/23/34                                          Partners, Inc. (investment advice);
                                                       Former Director, Health Development
                                                       Corp. (fitness-wellness centers);
                                                       Former Director, Mentor Income Fund,
                                                       Inc.; Former Trustee, Mentor Funds and
                                                       Cash Resource Trust.
-------------------------- ------------ -------------- ----------------------------------------- --------------- ------------------
-------------------------- ------------ -------------- ----------------------------------------- --------------- ------------------
Shirley L. Fulton            Trustee        2004       Partner, Helms, Henderson & Fulton,             94              None
                                                       P.A. (2003-Present); Senior Resident
DOB: 1/10/52                                           Superior Court Judge, Charlotte, North
                                                       Carolina (1997-2003).
-------------------------- ------------ -------------- ----------------------------------------- --------------- ------------------
-------------------------- ------------ -------------- ----------------------------------------- --------------- ------------------
                                                       Chairman and President, Oldways
                                                       Preservation and Exchange Trust
                                                       (education); Trustee, Treasurer and
                                                       Chairman of the Finance Committee,
                                                       Cambridge College; Former Managing
                                                       Partner, Roscommon Capital Corp.;
K. Dun Gifford                                         Former Chairman of the Board, Director,
DOB: 10/23/38                Trustee        2004       and Executive Vice President, The               94              None
                                                       London Harness Company (leather goods
                                                       purveyor); Former Chairman, Gifford,
                                                       Drescher & Associates (environmental
                                                       consulting); Former Director, Mentor
                                                       Income Fund, Inc.; Former Trustee,
                                                       Mentor Funds and Cash Resource Trust.
-------------------------- ------------ -------------- ----------------------------------------- --------------- ------------------
-------------------------- ------------ -------------- ----------------------------------------- --------------- ------------------
                                                       Partner, Stonington Partners, Inc.
                                                       (private investment firm); Trustee of
                                                       Phoenix Series Fund, Phoenix
                                                       Multi-Portfolio Fund, and The Phoenix
                                                       Big Edge Series Fund; Former Chairman                     Trustee, Phoenix
                                                       of the Board and Chief Executive                          Series Fund,
                                                       Officer, Carson Products Company                          Phoenix
Leroy Keith, Jr.             Trustee        2004       (manufacturing); Former Director of             94        Multi-Portfolio
DOB: 2/14/39                                           Phoenix Total Return Fund and Equifax,                    Fund, and The
                                                       Inc. (worldwide information                               Phoenix Big Edge
                                                       management); Former President,                            Series Fund
                                                       Morehouse College; Former Director,
                                                       Mentor Income Fund, Inc.; Former
                                                       Trustee, Mentor Funds and Cash Resource
                                                       Trust.
-------------------------- ------------ -------------- ----------------------------------------- --------------- ------------------
-------------------------- ------------ -------------- ----------------------------------------- --------------- ------------------
                                                       Sales Manager, SMI STEEL - South
                                                       Carolina (steel producer); Former Sales
Gerald M. McDonnell                                    and Marketing Management, Nucor Steel
DOB: 7/14/39                 Trustee        2004       Company; Former Director, Mentor Income         94              None
                                                       Fund, Inc.; Former Trustee, Mentor
                                                       Funds and Cash Resource Trust.
-------------------------- ------------ -------------- ----------------------------------------- --------------- ------------------
-------------------------- ------------ -------------- ----------------------------------------- --------------- ------------------
                                                       Partner and Vice President in the law
                                                       firm of Kellam & Pettit, P.A.; Former
William Walt Pettit          Trustee        2004       Director, Mentor Income Fund, Inc.;             94              None
DOB: 8/26/55                                           Former Trustee, Mentor Funds and Cash
                                                       Resource Trust.
-------------------------- ------------ -------------- ----------------------------------------- --------------- ------------------
-------------------------- ------------ -------------- ----------------------------------------- --------------- ------------------
                                                       President, Richardson, Runden & Company
                                                       (new business development/consulting
                                                       company); Managing Director, Kennedy
                                                       Information, Inc. (executive
                                                       recruitment information and research
                                                       company); Trustee, NDI Technologies,
                                                       LLP (communications); Director, J&M
David M. Richardson          Trustee        2004       Cumming Paper Co. (paper                        94              None
DOB: 9/19/41                                           merchandising); Columnist, Commerce and
                                                       Industry Association of New Jersey;
                                                       Former Vice Chairman, DHR
                                                       International, Inc. (executive
                                                       recruitment); Former Director, Mentor
                                                       Income Fund, Inc.; Former Trustee,
                                                       Mentor Funds and Cash Resource Trust.
-------------------------- ------------ -------------- ----------------------------------------- --------------- ------------------
-------------------------- ------------ -------------- ----------------------------------------- --------------- ------------------
                                                       President/CEO, AccessOne MedCard;
                                                       Former Medical Director, Healthcare
                                                       Resource Associates, Inc.; Former
Russell A. Salton, III MD                              Medical Director, U.S. Health
DOB: 6/2/47                  Trustee        2004       Care/Aetna Health Services; Former              94              None
                                                       Director, Mentor Income Fund, Inc.;
                                                       Former Trustee, Mentor Funds and Cash
                                                       Resource Trust.
-------------------------- ------------ -------------- ----------------------------------------- --------------- ------------------





-------------------------- ------------ -------------- ----------------------------------------- --------------- ------------------
                                                       Attorney, Law Offices of Michael S.
Michael S. Scofield                                    Scofield; Former Director, Mentor
DOB: 2/20/43                 Trustee        2004       Income Fund, Inc.; Former Trustee,              94              None
                                                       Mentor Funds and Cash Resource Trust.
-------------------------- ------------ -------------- ----------------------------------------- --------------- ------------------
-------------------------- ------------ -------------- ----------------------------------------- --------------- ------------------
Richard J. Shima             Trustee        2004       Independent Consultant; Director, Trust         94              None
                                                       Company of CT; Trustee, Saint Joseph
                                                       College (CT); Director of Hartford
                                                       Hospital, Old State House Association;
                                                       Trustee, Greater Hartford YMCA; Former
                                                       Director of Enhance Financial Services,
DOB: 8/11/39                                           Inc.; Former Director of CTG Resources,
                                                       Inc. (natural gas); Former Director
                                                       Middlesex Mutual Assurance Company;
                                                       Former Director, Mentor Income Fund,
                                                       Inc.; Former Trustee, Mentor Funds and
                                                       Cash Resource Trust.
-------------------------- ------------ -------------- ----------------------------------------- --------------- ------------------

Interested Trustee:


------------------------ -------------- ----------- -------------------------------------------- --------------- ------------------
Richard K. Wagoner,         Trustee        2004     Member and Former President, North                 94              None
                                                    Carolina Securities Traders Association;
                                                    Member, Financial Analysts Society; Former
                                                    Chief Investment Officer, Executive Vice
                                                    President and Head of Capital Management
CFA**                                               Group, First Union National Bank; Former
DOB: 12/12/37                                       Consultant to the Boards of Trustees of
                                                    the Evergreen funds; Former Member, New
                                                    York Stock Exchange; Former Trustee,
                                                    Mentor Funds and Cash Resource Trust.
------------------------ -------------- ----------- -------------------------------------------- --------------- ------------------

*    Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.

**   Mr.  Wagoner  is an  "interested  person"  of the  funds  because  of his  ownership  of  shares  in  Wachovia
     Corporation, the parent to the Advisor.



Trustee Ownership of Evergreen Funds Shares

     Set forth below is the dollar range of the Trustees' investment in the Fund and the aggregate dollar range of their investment in the Evergreen fund complex, as of December 31, 2003. As of December 31, 2003, the Fund had not been formed and therefore had not issued any shares.

------------------------------ -------------------- ------------------------
                                                    Aggregate Dollar Range
Trustees                         Dollar Range of     of Investment in Fund
                               Investment in Fund           Complex
------------------------------ -------------------- ------------------------
============================== ==================== ========================
Charles A. Austin, III*                $0           Over $100,000
============================== ==================== ========================
============================== ==================== ========================

Shirley L. Fulton                      $0           $0**


============================== ==================== ========================
============================== ==================== ========================
K. Dun Gifford                         $0           $10,001-$50,000
============================== ==================== ========================
============================== ==================== ========================
Dr. Leroy Keith, Jr.                   $0           $1-$10,000
============================== ==================== ========================
============================== ==================== ========================
Gerald M. McDonnell*                   $0           $10,001-$50,000
============================== ==================== ========================
============================== ==================== ========================
William Walt Pettit*                   $0           $10,001-$50,000
============================== ==================== ========================
============================== ==================== ========================
David M. Richardson                    $0           $50,001-$100,000
============================== ==================== ========================
============================== ==================== ========================
Dr. Russell A. Salton, III*            $0           $0
============================== ==================== ========================
============================== ==================== ========================
Michael S. Scofield*                   $0           Over $100,000
============================== ==================== ========================
============================== ==================== ========================
Richard J. Shima*                      $0           Over $100,000
============================== ==================== ========================
============================== ==================== ========================
Richard K. Wagoner                     $0           Over $100,000
============================== ==================== ========================

     * In addition to the above investment amounts, the Trustee has over $100,000 indirectly invested in certain of the Evergreen funds through Deferred Compensation Plans, with the exception of Mr. Shima who has over $50,000 indirectly invested.

** Ms. Fulton became a Trustee in 2004.


Officers of the Fund

         Set forth below are the officers of the Fund.

-------------------------------- ------------------------ -------------------------------------------------------------

                                   Position with Fund               Principal Occupation for Last Five Years
         Name, Address
       and Date of Birth

-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

                                 President                President and Chief Investment Officer, Evergreen
Dennis H. Ferro                                           Investment Management Company, LLC and Executive Vice
401 S. Tryon,                                             President, Wachovia Bank, N.A.
12th Floor
Charlotte, NC 28288
DOB: 6/20/45

-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Carol Kosel                      Treasurer                Senior Vice President, Evergreen Investment Services, Inc.
200 Berkeley Street                                       and Treasurer, Vestaur Securities, Inc.
Boston, MA 02116
DOB: 12/25/63
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

                                                          Senior Vice President and General Counsel, Evergreen
Michael H. Koonce                Secretary                Investment Services, Inc.; Senior Vice President and
200 Berkeley Street                                       Assistant General Counsel, Wachovia Corporation; former
Boston, MA 02116                                          Senior Vice President and General Counsel, Colonial
DOB: 4/20/60                                              Management Associates, Inc.; former Vice President and
                                                          Counsel, Colonial Management Associates, Inc.
-------------------------------- ------------------------ -------------------------------------------------------------

Trustees Compensation

     Listed below is the Trustee compensation estimated to be paid by the Fund individually for the period beginning ____, 2004 and ending on December 31, 2004 and by the Fund and the ten trusts and one other limited liability company in the Evergreen fund complex for the twelve months ended December 31, 2003. As of December 31, 2003, the Fund had not been formed and therefore did not pay compensation to the Trustees. The Trustees do not receive pension or retirement benefits from the Fund.


=========================================================================================
           Trustee               Aggregate Compensation     Total Compensation from the
                                        from Fund            Evergreen Fund Complex *
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Charles A. Austin, III                      $                        $153,000
                                                                      =======

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Shirley L. Fulton                           $                          $0**
                                                                        ===

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

K. Dun Gifford                              $                        $178,500
                                                                      =======

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Leroy Keith, Jr.                            $                        $153,000
                                                                      =======

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Gerald M. McDonnell                         $                        $153,000
                                                                      =======

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

William Walt Pettit                         $                        $153,000
                                                                      =======

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

David M. Richardson                         $                        $153,000
                                                                      =======

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Russell A. Salton, III                      $                        $163,500
                                                                      =======

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Michael S. Scofield                         $                        $193,500
                                                                      =======

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Richard J. Shima                            $                        $168,000
                                                                      =======

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Richard K. Wagoner                          $                        $153,000
                                                                      =======

=========================================================================================

     *Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2003. The amounts listed below will be payable in later years to the respective Trustees:


         Austin            $91,800
==================================
         Pettit            $153,000
===================================
         Shima             $58,800
==================================

** Ms. Fulton became a Trustee in 2004.


     Election of Trustees is non-cumulative. Accordingly, holders of a majority of the outstanding common shares may elect all of the trustees who may be elected by such holders.


Limitation of Trustees' Liability

     The Agreement and Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Agreement and Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office or the discharge of his functions.

     In addition, the Fund's Agreement and Declaration of Trust provides that the Fund will indemnify its Trustees and officers against liabilities and expenses in connection with the performance of their duties on behalf of the Fund to the fullest extent permitted by law, including the advancing of expenses incurred in connection therewith. Under Delaware law, the Fund is entitled to indemnify and hold harmless any Trustee or other person from and against any and all claims and demands whatsoever. Indemnification may be against judgments, penalties, fines, compromises and reasonable accountants' and counsel fees actually incurred by the Trustee or officer in connection with the proceeding.

     In the view of the staff of the Commission, an indemnification provision is consistent with the 1940 Act if it (1) precludes indemnification for any liability, whether or not there is an adjudication of liability, arising by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties described in Section 17(h) and (i) of the 1940 Act ("disabling conduct") and (2) sets forth reasonable and fair means for determining whether indemnification shall be made; in the case of the Fund, "reasonable and fair means" would include (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified ("indemnitee") was not liable by reason of disabling conduct (including a dismissal because of insufficiency of evidence) and (2) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Fund as defined in
Section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) a written opinion of independent legal counsel.

     The indemnification rights provided or authorized by the Agreement and Declaration of Trust or applicable law are not exclusive of any other rights to which a person seeking indemnification may be entitled. The Fund intends to obtain liability insurance at its expense for the benefit of its Trustees and officers which includes coverage for liability arising from the performance of their duties on behalf of the Fund which is not inconsistent with the indemnification provisions of the Agreement and Declaration of Trust and applicable law.





                  THE ADVISOR, ADMINISTRATOR AND TRANSFER AGENT

Advisor


     Evergreen Investment Management Company, LLC (previously defined as the "Advisor"), a wholly owned subsidiary of Wachovia Bank, N.A., is the investment adviser to the Fund. Wachovia Bank, N.A., located at 201 South College Street, Charlotte, North Carolina 28288-0630, is a subsidiary of Wachovia Corporation, formerly First Union Corporation. As of December 31, 2003, the Advisor, with its affiliates, had more than $247 billion in assets under management. The Advisor has a 70-year history of money management and is the 15th largest mutual fund company in the United States, according to FRC Financial Research Corp (open-end funds only). The Advisor employs over 350 investment professionals and has more than 5 million individual and institutional clients.


     The Advisor is a Delaware limited liability company. The Advisor is registered with the Commission as an investment adviser under the Investment Advisers Act of 1940, as amended. The business address of the Advisor and its officers and Trustees is 200 Berkeley Street, Boston, Massachusetts 02116-5034. Subject to the authority of the Board of Trustees, the Advisor is responsible for overall management of the Fund's business affairs.


     Day-to-day management of the portion of the Fund's portfolio that is described as the utility and telecommunications portion under "Investment Objectives and Principal Investment Strategies - Principal Investment Strategies
- Utility Securities" in the Prospectus is the responsibility of a team of portfolio management professionals from the Advisor's Value Equity team. Together the team managed more than $250 billion in assets under management as of December 31, 2003. The team is led by Timothy O'Brien, who has more than 19 years of investment experience. Mr. O'Brien has been with the Advisor since April 2002 and currently serves as a managing director and senior portfolio manager.


     Day-to-day management of the portion of the Fund's portfolio that is described as the U.S. high yield debt securities portion under "Investment Objective and Principal Investment Strategies - Principal Investment Strategies-U.S. High Yield Debt Securities" in the Prospectus is the responsibility of a team of portfolio management professionals from the Advisor's Select High Yield Bond team, which includes specialized industry analysts responsible for various sectors. Also, the open-end Evergreen Select High Yield Bond is among the portfolios the team manages. The Select High Yield team is led by Richard Cryan, who has more than 25 years of fixed income investment experience. Mr. Cryan has been a senior portfolio manager with the Advisor since 1992. Mr. Cryan is part of the team that manages the closed-end Evergreen Income Advantage Fund and a portion of the closed-end Evergreen Managed Income Fund. Together the team managed more than $4.5 billion in high yield securities as of December 31, 2003.


Investment Management Contract


     The Board of Trustees, including a majority of the Disinterested Trustees, has the responsibility under the 1940 Act to approve the Fund's management contract for its initial term and annually thereafter at a meeting called for the purpose of voting on such matters. The Fund's Board of Trustees, including the Disinterested Trustees, approved the management contract for an initial two-year term on March 18, 2004. In approving the management contract, the
Trustees reviewed materials provided by the Advisor and considered the following: (1) the level of the management fees and estimated expense ratio of the Fund as compared to competitive funds of a comparable size; (2) the nature and quality of the services rendered by the Advisor to the Fund, (3) the costs of providing services to the Fund, and (4) the anticipated profitability of the Fund to the Advisor. In particular, the Trustees considered the risk-adjusted historical performance records of the Advisor's portfolio management teams responsible for managing high-yield bond portfolios and for managing the Advisor's open-end utilities fund. The Trustees also noted that the proposed management fee was competitive with (and generally lower than) those of other comparable leveraged closed-end funds. Prior to the commencement of the Fund's operations, the management contract will also be considered for approval by the Fund's sole shareholder.


     The management contract will continue in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees or by a vote of a majority of the Fund's outstanding voting securities (as provided in the 1940 Act). In either case, the terms of the management contract and continuance thereof must be approved by the vote of a majority of the Disinterested Trustees cast in person at a meeting called for the purpose of voting on such approval. The management contract may be terminated, without penalty, on 60 days' written notice by the Fund's Board of Trustees or by a vote of a majority of outstanding voting securities of the Fund or by the Advisor by either party to the other. The management contract will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.


     Under the management contract, and subject to the supervision of the Fund's Board of Trustees, the Advisor furnishes to the Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The Advisor pays for all of the expenses incurred in connection with the provision of its services.


     Pursuant to the management contract, the Advisor may enter into an agreement to retain, at its own expense, a firm or firms to provide the Fund with all of the services to be provided by the Advisor under the management contract, provided such agreement is approved as required by law.


     The management contract further provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such contract, except a loss resulting from the Advisor's willful misfeasance, bad faith, gross negligence, or reckless disregard by it of its obligations and duties under such contract.


     The management contract provides that the Fund shall pay to the Advisor a fee for its services which is equal to the annual rate of 0.60% of the Fund's average daily Total Assets. The advisory fee will be payable monthly.


Administrator


     Evergreen  Investment  Services,  Inc.  ("EIS"),  serves as  administrator, subject to the  supervision  and control of the Fund's  Board of  Trustees.  EIS provides the Fund with administrative office facilities, equipment and personnel. For these services, the Fund will pay a monthly fee at an annual rate of 0.05% of its Total Assets.


Transfer Agent


     EquiServe Trust Company, N.A. ("EquiServe") has entered into a transfer agency and service agreement with the Fund pursuant to which, among other services, EquiServe provides certain transfer agency services to the Fund. The transfer agency and service agreement may be terminated by the Fund or EquiServe (without penalty) at any time upon not less than 60 days' prior written notice to the other party to the agreement.


Code of Ethics


     The Fund and Advisor have each adopted a code of ethics as required under the 1940 Act. Subject to certain conditions and restrictions, these codes permit personnel subject to the codes to invest in securities for their own accounts, including securities that may be purchased, held or sold by the Fund. Securities transactions by some of these persons may be subject to prior approval. Securities transactions of certain personnel are subject to quarterly reporting and review requirements. The codes of the Fund and Advisor are on public file with, and available from, the Commission.


     The codes of ethics may be reviewed and copied at the Commission's Public Reference Room ("PRR"), in Washington, D.C. Information on the operation of the PRR may be obtained by calling the Commission at 1-202-942-8090. The codes of ethics are also available on the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies are also available (subject to a duplicating fee) at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


Potential Conflicts of Interest


     The Fund is managed by the Advisor, which also serves as investment adviser to other Evergreen funds and other accounts with investment objectives identical or similar to those of the Fund. Securities frequently meet the investment objectives of the Fund, the other Evergreen funds and such other accounts. In such cases, the decision to recommend a purchase to one fund or account rather than another is based on a number of factors. The determining factors in most cases are the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Other factors considered in the investment recommendations include other investments which each fund or account presently has in a particular industry and the availability of investment funds in each fund or account.


     It is possible that at times identical securities will be held by more than one fund and/or account. However, positions in the same issue may vary and the length of time that any fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that more than one of the Evergreen funds or a private account managed by the Advisor seeks to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the Advisor decides to sell on behalf of another account the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one fund or account, the resulting participation in volume transactions could produce better executions for the Fund. In the event more than one account purchases or sells the same security on a given date, the purchases and sales will normally be made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each account. Although the other Evergreen funds may have the same or similar investment objective and policies as the Fund, their portfolios may not necessarily consist of the same investments as the Fund or each other, and their performance results are likely to differ from those of the Fund.





                             PORTFOLIO TRANSACTIONS


     All orders for the purchase or sale of portfolio securities are placed on behalf of the Fund by the Advisor pursuant to authority contained in the Fund's management contract. Securities purchased and sold on behalf of the Fund normally will be traded in the over-the-counter market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers or otherwise through transactions directly with the issuer of the instrument. The cost of securities purchased from underwriters includes an underwriter's commission or concession, and the prices at which securities are purchased and sold from and to dealers include a dealer's markup or markdown. The Advisor normally seeks to deal directly with the primary market makers unless, in its opinion, better prices are available elsewhere. Some securities are purchased and sold on an exchange or in over-the-counter transactions conducted on an agency basis involving a commission. The Advisor seeks to obtain the best execution on portfolio trades. The price of securities and any commission rate paid are always factors, but frequently not the only factors, in judging best execution. In selecting brokers or dealers, the Advisor considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability and financial condition of the dealer; the dealer's execution services rendered on a continuing basis; and the reasonableness of any dealer spreads.

     The Advisor may select broker-dealers that provide brokerage and/or research services to the Fund and/or other investment companies or other accounts managed by the Advisor. In addition, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), if the Advisor determines in good faith that the amount of commissions charged by a broker-dealer is reasonable in relation to the value of the brokerage and research services provided by such broker, the Fund may pay commissions to such broker-dealer in an amount greater than the amount another firm may charge. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; providing stock quotation services, credit rating service information and comparative fund statistics; furnishing analyses, electronic information services, manuals and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts and particular investment decisions; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor maintains a listing of broker-dealers who provide such services on regular basis. However, because many transactions on behalf of the Fund and other investment companies or accounts managed by the Advisor are placed with broker-dealers (including broker-dealers on the listing) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such dealers solely because such services were provided. The Advisor believes that no exact dollar value can be calculated for such services.

     The research received from broker-dealers may be useful to the Advisor in rendering investment management services to the Fund as well as other investment companies or other accounts managed by the Advisor, although not all such research may be useful to the Fund. Conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of such other accounts may be useful to the Advisor in carrying out their respective obligations to the Fund. The receipt of such research has not reduced the Advisor's normal independent research activities; however, it enables the Advisor to avoid the additional expenses which might otherwise be incurred if either of them were to attempt to develop comparable information through their own staff.

     In circumstances where two or more broker-dealers offer comparable prices and executions, preference may be given to a broker-dealer which has sold shares of the Fund as well as shares of other investment companies managed by the Advisor. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Fund. The Evergreen funds have entered into third-party brokerage and/or expense offset arrangements to reduce the funds' total operating expenses. Pursuant to third-party brokerage arrangements, certain of the funds that invest primarily in U.S. equity securities may incur lower custody fees by directing brokerage to third-party broker-dealers. Pursuant to expense offset arrangements, the funds incur lower transfer agency expenses by maintaining their cash balances with the custodian.

     The Board of Trustees will periodically review the Advisor's performance of
their   responsibilities   in   connection   with  the  placement  of  portfolio
transactions on behalf of the Fund.

                                  TENDER OFFERS

     The Fund is a closed-end investment company and as such its shareholders will not have the right to cause the Fund to redeem their shares. Instead, the Fund's common shares will trade in the open market at a price that will be a function of several factors, including among others, dividend levels (which are in turn affected by expenses), net asset value, call protection, dividend stability, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Shares of closed-end funds frequently trade at a discount to their net asset value. Common shares of closed-end investment companies like the Fund have during some periods traded at prices higher than their net asset value (at a "premium") and during other periods traded at prices lower than their net asset value (at a "discount"). This is in part because the market price reflects the dividend yield on the common shares. When the yield on the net asset value per share is higher than yields generally available in the market for comparable securities, the market price will tend to reflect this by trading higher than the net asset value per share to adjust the yield to a comparable market rate.

     The market price per common share may be greater or less than net asset value per common share. Common shares of closed-end investment companies frequently trade at a discount from net asset value, but in some cases trade at a premium. This characteristic of common shares of closed-end funds is a risk separate and distinct from the risk that the Fund's net asset value may decrease. The market price of the Fund's common shares also may be affected by trading volume of the common shares, general market and economic conditions and other factors beyond the control of the Fund.

     The Board of Trustees has determined that it would be in the best interests of shareholders of the Fund to take action to attempt to reduce or eliminate a market value discount from net asset value. To that end, the Board of Trustees has determined that quarterly tender offers may help reduce any market discount that may develop.

     Accordingly, the Board of Trustees has committed to make tender offers for the Fund's common shares under certain circumstances and subject to certain conditions. Beginning six to eight months after the Fund's commencement of operations (for a total of eight consecutive calendar quarters), in the event that the common shares trade at a discount to net asset value of greater than 5% for fifteen of twenty days during a specific measurement period (initially the twenty-first through fortieth trading days of a quarter)(the "measurement period"), the Fund, under normal circumstances, will make offers to purchase up to 5% of its outstanding common shares at their net asset value from all beneficial shareholders. The Fund will not undertake a tender offer if the Fund's common shares are not trading at a discount. The Fund will make its first tender offer within the first six to eight months of the commencement of the Fund's operations and for the following seven quarters after such initial tender offer evaluation if the discount exists during the measurement period for the number of days specified above. The Board of Trustees reserves the right to modify the conditions described in this paragraph in light of experience. In addition, the Board of Trustees may consider from time to time open market repurchases of the Fund's outstanding common shares.

     Under certain circumstances described below, the Board of Trustees may determine not to undertake a tender offer even if the conditions described in the preceding paragraph are met. Moreover, there can be no assurance that any such tender offers would cause the common shares to trade at a price equal to their net asset value or reduce the spread between the market price and the net asset value per common share. Although the Board of Trustees generally believes that tender offers are in the best interests of shareholders, the acquisition of common shares by the Fund will decrease the total assets of the Fund and, therefore, will have the effect of increasing the Fund's expense ratio.

     The Fund will purchase all outstanding common shares tendered in accordance with the terms of the offer unless the Board of Trustees determined to accept none of them (based upon the circumstances set forth below). If more common shares are tendered for repurchase than the Fund has offered to repurchase, common shares will be repurchased on a pro-rata basis. If authorized by the Commission, the Fund may make it a condition of each tender offer that no one shareholder may receive more than 10% of the amount purchased by the Fund in the tender offer. There can be no assurance that the Commission will approve this condition. Thus, shareholders may be unable to liquidate all or a given percentage of their common shares and some shareholders may tender more shares than they wish to have repurchased in order to ensure repurchase of at least a specific number of common shares. Shareholders may withdraw tendered common shares at any time prior to the tender offer deadline.

     Tender offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested, which may reduce returns. Moreover, diminution in the size of the Fund through repurchases without offsetting new sales of common shares may result in untimely sales of portfolio securities and a higher expense ratio, and may limit the ability of the Fund to participate in new investment opportunities. Repurchases resulting in portfolio turnover will result in additional expenses being borne by the Fund. The Fund may borrow to meet repurchase obligations, which entails certain risks and costs. See "Risk Factors- Tender Offers (Evergreen Enhanced Liquidity Plan)."

     Although the Board of Trustees has committed to conduct quarterly tender offers beginning in the Fund's first six to eight months of operations if the conditions described above are met, it is the policy of the Board of Trustees (which may be changed by the Board), not to cause the Fund to purchase shares pursuant to a tender offer if (1) such purchases would impair the Fund's status as a regulated investment company under the Federal tax laws; (2) the Fund would not be able to liquidate portfolio securities in a manner that is orderly and consistent with the Fund's investment objective and policies in order to purchase tendered common shares; (3) such action would result in the Fund failing to satisfy the American Stock Exchange's minimum listing requirements; or (4) there is, in the judgment of the Board of Trustees, any (a) legal action or proceeding instituted or threatened challenging the tender offer or otherwise materially adversely affecting the Fund, (b) declaration of a banking moratorium by Federal or state authorities or any suspension of payment by banks in the United States, which is material to the Fund, (c) limitation imposed by Federal or state authorities on the extension of credit by lending institutions, (d) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the United States which is material to the Fund, or (e) other event or condition that would have a material adverse effect on the Fund or its shareholders if tendered common shares were purchased. Thus, there can be no assurance that the Board of Trustees will proceed with any tender offer. The Board of Trustees may modify these conditions in light of circumstances existing at the time.

     If the Fund's common shares are purchased pursuant to a tender offer, such purchases could reduce significantly the asset coverage of any borrowing or outstanding senior securities. The Fund may not purchase common shares to the extent such purchases would result in the asset coverage with respect to such borrowing or senior securities being reduced below the asset coverage requirement set forth in the 1940 Act. Accordingly, in order to purchase all common shares tendered, the Fund may have to repay all or part of any then outstanding borrowing or redeem all or part of any then outstanding senior securities to maintain the required asset coverage. In addition, the amount of common shares for which the Fund makes any particular tender offer may be limited for the reasons set forth above or in respect of other concerns related to liquidity of the Fund's portfolio.

     Any tender offer will be made and shareholders will be notified in accordance with the requirements of the Securities Exchange Act of 1934 and the 1940 Act, either by publication or mailing or both. The offering documents will contain information prescribed by such laws and the rules thereunder. The repurchase of tendered shares by the Fund will be a taxable event. See "U.S. Federal Income Tax Matters." The Fund will pay all costs and expenses associated with the making of any tender offer.

     At any time when the Fund's preferred shares are outstanding, the Fund may not purchase, redeem or otherwise acquire any of its common shares unless (1) all accrued preferred shares dividends have been paid and (2) at the time of such purchase, redemption or acquisition, the net asset value of the Fund's portfolio (determined after deducting the acquisition price of the common shares) is at least 200% of the liquidation value of the outstanding preferred shares (expected to equal the original purchase price per share plus any accrued and unpaid dividends thereon). Any service fees incurred in connection with any tender offer made by the Fund will be borne by the Fund and will not reduce the stated consideration to be paid to tendering shareholders.

     Subject to its investment restrictions, the Fund may borrow to finance the repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will reduce the Fund's net income. Any share repurchase, tender offer or borrowing that might be approved by the Fund's Board of Trustees would have to comply with the Exchange Act, the 1940 Act and the rules and regulations thereunder.

                         U.S. FEDERAL INCOME TAX MATTERS

     The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a shareholder of acquiring, holding and disposing of common shares of the Fund. This discussion only addresses U.S. federal income tax consequences to U.S. shareholders who hold their shares as capital assets and does not address all of the U.S. federal income tax consequences that may be relevant to particular shareholders in light of their individual circumstances. This discussion also does not address the tax consequences to shareholders who are subject to special rules, including, without limitation, financial institutions, insurance companies, dealers in securities or foreign currencies, foreign holders, persons who hold their shares as or in a hedge against currency risk, a constructive sale, or conversion transaction, holders who are subject to the alternative minimum tax, or tax-exempt or tax-deferred plans, accounts, or entities. In addition, the discussion does not address any state, local, or foreign tax consequences, and it does not address any federal tax consequences other than U.S. federal income tax consequences. The discussion reflects applicable tax laws of the United States as of the date of this statement of additional information, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the "IRS") retroactively or prospectively. No attempt is made to present a detailed explanation of all U.S. federal income tax concerns affecting the Fund and its shareholders, and the discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the specific tax consequences to them of investing in the Fund, including the applicable federal, state, local and foreign tax consequences to them and the effect of possible changes in tax laws.

     The Fund intends to elect be treated and to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and to comply with applicable distribution requirements so that it generally will not pay U.S. federal income tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company under Subchapter M of the Code, which this discussion assumes, the Fund must, among other things, (i) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% income test") and
(ii) diversify its holdings so that, at the end of each quarter of its taxable year, (x) at least 50% of the value of its total assets is represented by cash, United States government securities, securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities and (y) not more than 25% of the value of its total assets is invested in the securities (other than United States government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses. For purposes of the 90% income test, the character of income earned by certain entities in which the Fund invests that are not treated as corporations (e.g., partnerships or trusts) for U.S. federal income tax purposes will generally pass through to the Fund. Consequently, the Fund may be required to limit its equity investments in such entities that earn fee income, rental income or other nonqualifying income.

     If the Fund qualifies as a regulated investment company and, for each taxable year, it distributes to its shareholders an amount equal to or exceeding the sum of (i) 90% of its "investment company taxable income" as that term is defined in the Code (which includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and (ii) 90% of the excess of its gross tax-exempt interest, if any, over certain disallowed deductions, the Fund will generally be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, if the Fund retains any investment company taxable income or "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), it generally will be subject to U.S. federal income tax at regular corporate rates on the amounts retained. The Fund intends to distribute at least annually all or substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain. If for any taxable year the Fund did not qualify as a regulated investment company, it would be treated as a corporation subject to U.S. federal income tax. In addition, in such cases, any distributions out of current or accumulated earnings and profits (including net capital gain) would be taxed as dividend income and it may be difficult for the Fund to requalify under Subchapter M.

     Under the Code, the Fund will be subject to a nondeductible 4% federal excise tax on a portion of its undistributed ordinary income and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. The Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax, but, as described below, there can be no assurance that the Fund's distributions will be sufficient to entirely avoid this tax.

     Commencing within approximately 90 days from the date of this statement of additional information, the Fund intends to declare a dividend from all or a portion of its net investment income monthly. The Fund intends to distribute any net short- and long-term capital gains at least annually. The Fund intends to seek an exemptive order from the Commission that would allow it to distribute capital gains monthly to further allow it to maintain a stable level of distributions to shareholders. Dividends from income and/or capital gains may also be paid at such other times as may be necessary for the Fund to avoid U.S. federal income or excise tax.

     Unless a shareholder is ineligible to participate or elects otherwise, cash distributions will be automatically reinvested in additional common shares of the Fund pursuant to the Automatic Dividend Reinvestment Plan (the "Plan"). For U.S. federal income tax purposes, such distributions generally are taxable whether a shareholder takes them in cash or they are reinvested pursuant to the Plan in additional shares of the Fund. In general, assuming there are sufficient earnings and profits, dividends from investment company taxable income (other than dividends attributable to qualified dividend income of the Fund as discussed below) are taxable as ordinary income, and designated dividends from net capital gain, if any, are taxable as long-term capital gains for U.S. federal income tax purposes without regard to the length of time the shareholder has held shares of the Fund. Distributions by the Fund in excess of the Fund's current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in its shares, and any such amount in excess of that basis will be treated as gain from the sale of the shares as discussed below. The U.S. federal income tax status of all distributions will be reported to shareholders annually.

     If the Fund retains any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of such undistributed amount, (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities, and
(iii) will be entitled to increase the tax basis of their shares by the difference between their proportionate shares of such includible gains and their proportionate shares of the tax deemed paid.

     Any dividend declared by the Fund in October, November or December with a record date in such a month and paid during the following January will be treated for U.S. federal income tax purposes as paid by the Fund and received by shareholders on December 31 of the calendar year in which it is declared.

     Recently enacted legislation reduces the federal income tax rate for individuals on certain dividend income and net capital gain to a maximum of 15% for taxable years beginning on or before December 31, 2008. Capital gain dividends and a portion of ordinary income distributions (allocable to qualified dividend income received by the Fund) received by individual shareholders of the Fund may be subject to the reduced tax rate. Qualified dividend income generally includes dividends from domestic corporations and dividends from foreign corporations that meet certain specified criteria. Certain holding period and other requirements must be satisfied in order for the reduced tax rate to apply to dividends which would otherwise be qualified dividend income. The Fund will annually inform shareholders of the portion, if any, of ordinary dividends paid by the Fund which qualify for the new reduced federal income tax rate available for such dividends.

     If the Fund acquires any equity interest (under proposed Treasury regulations, generally including not only stock but also an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to U.S. federal income tax and additional interest charges on "excess distributions" received from such companies or on gain from the disposition of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund generally will not be able to pass through to its shareholders any credit or deduction for such a tax. An election may generally be available that would ameliorate these adverse tax consequences, but any such election could require the Fund to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Fund may limit and/or manage its holdings in passive foreign investment companies to limit its tax liability or maximize its return from these investments.

     The Fund may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other issues will be addressed by the Fund, in the event it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

     If the Fund utilizes leverage through borrowing, a failure by the Fund to meet the asset coverage requirements imposed by the 1940 Act or by any rating organization that has rated such leverage or additional restrictions that may be imposed by certain lenders on the payment of dividends or distributions potentially could limit or suspend the Fund's ability to make distributions on its common shares. Such a suspension or limitation could prevent the Fund from distributing at least 90% of its investment company taxable income as is required under the Code and therefore might jeopardize the Fund's reduction or exemption from corporate taxation as a regulated investment company and/or might subject the Fund to the 4% excise tax. Upon any failure to meet such asset coverage requirements, the Fund may, in its sole discretion, purchase or redeem shares of preferred stock in order to maintain or restore the requisite asset coverage and avoid the adverse consequences to the Fund and its shareholders of failing to satisfy the distribution requirement. There can be no assurance, however, that any such action would achieve these objectives. The Fund will endeavor to avoid restrictions on its ability to distribute dividends.

     If the Fund invests in certain pay-in-kind securities, certain preferred shares, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund generally must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

     At the time of an investor's purchase of the Fund's shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions by the Fund with respect to these shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares and the distributions economically represent a return of a portion of the investment.

     Sales and other dispositions of the Fund's shares generally are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in the Fund's shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. In general, if Fund shares are sold, the shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder's adjusted basis in the shares. Such gain or loss generally will be treated as long-term gain or loss if the shares were held for more than one year and otherwise generally will be treated as short-term gain or loss. Any loss recognized by a shareholder upon the sale or other disposition of shares with a tax holding period of six months or less generally will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Losses on sales or other dispositions of shares may be disallowed under "wash sale" rules in the event of other investments in the Fund (including those made pursuant to reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a sale or other disposition of the original shares.

     The Fund's transactions in foreign currencies, foreign currency denominated debt securities and certain foreign currency options and contracts may give rise to ordinary income or loss under Section 988 of the Code to the extent the income or loss results from fluctuations in the value of the relevant foreign currency.

     Options written or purchased and futures contracts entered into by the Fund on certain securities, indices and foreign currencies, as well as certain forward foreign currency contracts, may cause the Fund to recognize gains or losses from marking-to-market even though such options may not have lapsed, been closed out, or exercised, or such futures or forward contracts may not have been performed or closed out. The tax rules applicable to these contracts may affect the characterization of some capital gains and losses recognized by the Fund as long-term or short-term. As noted above, certain options, futures and forward contracts relating to foreign currency may be subject to Section 988 of the Code and accordingly may produce ordinary income or loss. Additionally, the Fund may be required to recognize gain if an option, futures contract, forward contract, short sale or other transaction that is not subject to the mark-to-market rules is treated as a "constructive sale" of an "appreciated financial position" held by the Fund under Section 1259 of the Code. Any net mark-to-market gains and/or gains from constructive sales may also have to be distributed to satisfy the distribution requirements referred to above even though the Fund may receive no corresponding cash amounts, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Losses on certain options, futures or forward contracts and/or offsetting positions (portfolio securities or other positions with respect to which the Fund's risk of loss is substantially diminished by one or more options, futures or forward contracts) may also be deferred under the tax straddle rules of the Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available that would enable the Fund to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to options, futures, forward contracts and straddles may affect the amount, timing and character of the Fund's income and gains or losses and hence of its distributions to shareholders.

     The Fund's distributions to its corporate shareholders would potentially qualify in their hands for the corporate dividends-received deduction subject to certain holding period requirements and limitations on debt financings under the Code, but only to the extent the Fund earned dividend income from stock investments in U.S. domestic corporations and certain other requirements are satisfied. The Fund is permitted to acquire stocks of U.S. domestic corporations, and it is therefore possible that a portion of the Fund's distributions, from the dividends attributable to such stocks, may qualify for the dividends-received deduction.

     The IRS has taken the position that if a regulated investment company has two classes of shares, it must designate distributions made to each class in any year as consisting of no more than such class's proportionate share of particular types of income, including dividends qualifying for the corporate dividends-received deduction (if any) and net capital gains. A class's proportionate share of a particular type of income is determined according to the percentage of total dividends paid by the regulated investment company during the year to such class. Consequently, if both common shares and preferred shares are outstanding, the Fund intends to designate distributions made to the classes of particular types of income in accordance with the classes' proportionate shares of such income. Thus, the Fund will designate dividends qualifying for the corporate dividends-received deduction (if any), distributions of qualified dividend income eligible for reduced tax rates for individual shareholders and net capital gains in a manner that allocates such income between the holders of common shares and preferred shares in proportion to the total dividends paid to each class during or for the taxable year, or otherwise as required by applicable law.

     Income  received by the Fund from sources within  foreign  countries may be
subject  to  withholding  and  other  taxes  imposed  by  such  countries.   Tax
conventions and treaties may reduce or eliminate such taxes. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes.

     Federal law requires that the Fund withhold (as "backup withholding") tax at a current rate of 28% on reportable payments, including dividends and capital gain distributions paid to certain shareholders who have not complied with IRS regulations. Corporations are generally exempt from backup withholding. In order to avoid this withholding requirement, shareholders must certify on their account applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The Fund may nevertheless be required to withhold if it receives notice from the IRS that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of income. Similar backup withholding rules may apply to a shareholder's broker with respect to the proceeds of sales or other dispositions of the Fund's shares by such shareholder. Backup withholding is not an additional tax. Any amounts withheld from payments made to a shareholder may be refunded or credited against such shareholder's U.S. federal income tax liability, if any, provided that the required information is provided to the IRS.

     Under recently promulgated Treasury regulations, if a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or a greater amount over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement but under current guidance shareholders of regulated investment companies are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

     Shareholders should consult their tax advisers regarding the specific tax consequences, including state and local tax consequences, of participating in a tender offer of common shares. A tender of common shares pursuant to a tender offer will be treated as a taxable sale or exchange of the common shares if, taking into account common shares the tendering shareholder actually owns and common shares the shareholder is treated as owning under constructive ownership rules, the tender (i) completely terminates the shareholder's interest in the Fund, (ii) is treated as a distribution that is "substantially disproportionate" or (iii) is treated as a distribution that is "not essentially equivalent to a dividend". A "substantially disproportionate" distribution generally requires a reduction of more than 20% in the shareholder's proportionate interest in the Fund after all shares are tendered. A distribution "not essentially equivalent to a dividend" requires that there be a "meaningful reduction" in the shareholder's interest, which should be the case if the shareholder has a minimal interest in the Fund, exercises no control over Fund affairs and suffers a reduction in his or her proportionate interest.

     The Fund intends to take the position that tendering shareholders will qualify for sale or exchange treatment. If the transaction is treated as a sale or exchange for tax purposes, any gain or loss recognized will be treated as a capital gain or loss by shareholders who hold their common shares as a capital asset and as a long-term capital gain or loss if such common shares have been held for more than 12 months. If the transaction is not treated as a sale or exchange, the amount received upon a sale of common shares may consist in whole or in part of ordinary dividend income, a return of capital or capital gain, depending on the Fund's earnings and profits and the shareholder's tax basis in the common shares. In addition, if any amounts received are treated as a dividend to tendering shareholders, non-tendering shareholders whose proportionate interest in the Fund has been increased as a result of the tender offer might be treated as receiving a constructive dividend.

     The description of certain federal tax provisions above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, i.e., U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax. Investors other than U.S. persons may be subject to different U.S. tax treatment, including a U.S. withholding tax on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8BEN or other authorized withholding certificate is on file, to backup withholding on certain other payments from the Fund. Shareholders should consult their own tax advisers on these matters and on any specific questions as to U.S. federal, foreign, state, local and other applicable tax laws.

             PERFORMANCE-RELATED, COMPARATIVE AND OTHER INFORMATION

Performance-Related Information

     The Fund may quote certain performance-related information and may compare certain aspects of its portfolio and structure to other similar closed-end funds as categorized by Lipper, Inc. (Lipper), Morningstar Inc. or other independent services. Comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance. The Fund may obtain data from sources or reporting services, such as Bloomberg Financial and Lipper, that the Fund believes to be generally accurate.

     From time to time, the Fund and/or the Advisor may report to shareholders or to the public in advertisements concerning the Advisor's performance as an advisor to Evergreen mutual funds and clients other than the Fund, or on the comparative performance or standing of the Advisor in relation to other money managers. The Advisor may also provide to current or prospective private account clients, in connection with standardized performance information for the Fund, performance information for the Fund gross of fees and expenses for the purpose of assisting such clients in evaluating similar performance information provided by other investment managers or institutions. Comparative information may be compiled or provided by independent ratings services or by news organizations. Performance information for the Fund or for other Evergreen mutual funds or accounts managed by the Advisor may also be compared to various unmanaged indexes or to other benchmarks, some of which may not be available for direct investment. Any performance information, whether related to the Fund or the Advisor, should be considered in light of the Fund's investment objective and policies, the characteristics and quality of the Fund, and the market conditions during the time period indicated, and it should not be considered to be representative of what may be achieved in the future. The Advisor may provide its opinion with respect to general economic conditions including such matters as trends in default rates or economic cycles.

     Past performance is not indicative of future results. At the time common shareholders sell their shares, they may be worth more or less than their original investment. At any time in the future, yields and total return may be higher or lower than past yields and total return, and there can be no assurance that any historical results will continue.

The Advisor

     From time to time, the Advisor or the Fund may use, in advertisements or information furnished to present or prospective shareholders, information regarding the Advisor including, without limitation, information regarding the Advisor's investment style, countries of operation, organization, professional staff, clients (including other registered investment companies), assets under management and performance record. These materials may refer to opinions or rankings of the Advisor's overall investment management performance contained in third-party reports or publications.

     Advertisements for the Fund may make reference to certain other open- or closed-end investment companies managed by Evergreen.

     The Advisor may present an investment allocation model demonstrating the Fund's weightings in investment types, sectors or rating categories such as U.S. high yield, emerging markets or investment grade securities. The model allocations are representative of the Fund's investment strategy, the Advisor's analysis of the market for high yield securities as of the date of the model and certain factors that may alter the allocation percentages include global economic conditions, individual company fundamentals or changes in market valuations. Such models may also indicate an expected or targeted weighted average rating of the Fund's portfolio.

Comparative Information


     From time to time, the Fund's advertisements or information furnished to present or prospective shareholders may refer to the returns and yields offered by various types of investments, as well as the yield spreads on such investments. For instance, such advertisements may refer to the spread in corporate bond yield and government bond yield, or the yield of other types of investments. For purposes of advertisements or related materials, yields and returns may be measured by various indices such as the S & P 500 Index or other such indices. Advertisements and related materials may also note the Advisor's belief that yields on short-term, intermediate- and long-term bonds offer attractive current yields and set forth yields on other investments, including without limitation, 3-month T-Bills, 10-year Treasury bonds and 30-year Treasury bonds.


     The Fund's advertising materials may also compare the performance of investment companies with differing investment styles, objectives or portfolio securities. Returns for investment companies that invest primarily in bonds may be compared with the returns of investment companies that invest primarily in equities. Such material may also assert that, in an uncertain equity environment, bonds can provide an attractive alternative to equity investments. The Fund's advertising materials may also include comparative graphics.

The Fund

     The Fund's  expected  listing of its common  shares on the  American  Stock
Exchange  is  expected  to  provide  liquidity,   convenience  and  daily  price
visibility through electronic services and in newspaper stock tables.

     The Fund, in its advertisements, may refer to pending legislation from time to time and the possible impact of such legislation on investors, investment strategy and related matters. The Fund may be a suitable investment for a shareholder who is thinking of adding bond investments to his portfolio to balance the appreciated stocks that the shareholder is holding.

Performance Calculations

Average Annual Total Return

     Described below are the total return calculations the Fund may use from time to time in advertisements.

     Total return quotations for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:



                                P(1+T)n = ERV

         P =  initial payment of $1,000.
         T =  average annual total return.
         n =  number of years.
         ERV = ending redeemable value of the initial $1,000.

Yield

     Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

     If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                        Yield = 2[(a-b +1)6-1]
                                   ___
                                   cd

         Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

     If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

     The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

     The effective yield is based on a compounding of the current yield, according to the following formula:

                       Effective Yield = [(base period return)]+ 1) 365/7]-1


Tax Equivalent Yield

     If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

              Tax Equivalent Yield = Yield
                                     _________________
                                     1-Income Tax Rate

     The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.

Non-Standardized Performance

     In addition to the performance information described above, the Fund may provide total return information for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.

                                     EXPERTS


     The statement of assets and liabilities of the Fund as of March 15, 2004 appearing in this statement of additional information has been audited by KPMG LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and is included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. KPMG LLP, located at 99 High Street, Boston, Massachusetts 02110, provides accounting and auditing services to the Fund.


                             ADDITIONAL INFORMATION

     A Registration Statement on Form N-2, including amendments thereto, relating to the shares offered hereby, has been filed by the Fund with the Commission, Washington, D.C. The prospectus and this statement of additional information do not contain all of the information set forth in the Registration Statement, including any exhibits and schedules thereto. For further information with respect to the Fund and the shares offered hereby, reference is made to the Registration Statement. Statements contained in the prospectus and this statement of additional information as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. A copy of the Registration Statement may be inspected without charge at the Commission's principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the Commission upon the payment of certain fees prescribed by the Commission.

         FINANCIAL STATEMENT AND INDEPENDENT AUDITORS' REPORT

                    EVERGREEN UTILITIES AND HIGH INCOME FUND

                       Statement of Assets and Liabilities

                                 March 15, 2004

                   (With Independent Auditors' Report Thereon)

                          Independent Auditors' Report



The Board of Trustees and Shareholders
Evergreen Utilities and High Income Fund:

We have audited the accompanying statement of assets and liabilities of Evergreen Utilities and High Income Fund ("the Fund"), as of March 15, 2004. This statement of assets and liabilities is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit of a statement of assets and liabilities includes examining, on a test basis, evidence supporting the amounts and disclosures in that statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of Evergreen Utilities and High Income Fund as of March 15, 2004, in conformity with accounting principles generally accepted in the United States of America.

                                                                 KPMG LLP
                                                                 /s/ KPMG LLP

Boston, Massachusetts
         March 16, 2004

                    EVERGREEN UTILITIES AND HIGH INCOME FUND
                       Statement of Assets and Liabilities
                                 March 15, 2004



--------------------------------------------------------------------------------

ASSETS

         Cash                                                 $  100,000

         Deferred Offering
Costs                                                           500,000


                                                               -----------------


         Total Assets                                           600,000




LIABILITIES

         Payable for offering costs                            500,000




NET ASSETS                                                 $   100,000
==========

                                                               -----------------


Shares Outstanding                                               5,000

                                                               -----------------


Net asset value  ($100,000/5,000 shares outstanding)            $20.00







The accompanying notes are an integral part of the financial statement.

                    EVERGREEN UTILITIES AND HIGH INCOME FUND

                  Notes to Statement of Assets and Liabilities

                                 March 15, 2004

Note 1 - Organization
     Evergreen Utilities and High Income Fund (the "Fund"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company.

     The Fund's investment objective is to seek a high level of current income and moderate capital growth, with an emphasis on providing tax-advantaged dividend income.

Note 2 - Significant Accounting Policies

     (a) Valuation of Cash: Cash is valued at cost, which approximates market value.

     (b) Organization Expenses and Offering Costs: Organization expenses relating to organizing the Fund have been incurred by Evergreen Investment Management Company LLC ("EIMC"). Offering costs are estimated to be approximately $500,000. EIMC has also agreed to pay offering costs (excluding sales charges) that exceed $0.04 per share. Offering costs up to $0.04 per share and sales charges will be borne by the Fund and its shareholders and will be accounted for as a reduction to paid in capital. Based on an estimated expected offering of 12,500,000 shares, all of the offering costs will be borne by the Fund.

     (c) Federal Taxes: The Fund intends to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to Federal excise tax. Therefore, no Federal income or excise tax provision will be required.

Note 3 - Investment  Adviser and Other  Affiliated  Transactions

     EIMC serves as investment adviser to the Fund. As compensation for EIMC's services, the Fund will pay EIMC a management fee at an annual rate of 0.60% of the Fund's average daily total assets.

     Evergreen Investment Services, Inc. ("EIS") serves as administrator to the Fund. As administrator, EIS provides the Fund certain administrative and accounting services and is paid an annual fee of 0.05% of the Fund's average daily total assets.

Note 4 - Service Providers
     The Fund has retained State Street Bank and Trust Company as custodian. EquiServe Trust Company, N.A. will serve as the transfer agent, registrar, shareholder servicing agent and dividend disbursing agent for the Fund's shares.

Note 5 - Fund Shares
     The Fund has authorized an unlimited number of common shares, without par value, of which 5,000 shares were issued and outstanding at March 15, 2004.

                       APPENDIX A - DESCRIPTION OF RATINGS

                      CORPORATE AND MUNICIPAL BOND RATINGS

     The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

     If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

     The principal rating services, commonly used by the Fund and investors generally, are Moody's, Fitch and S&P. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

                      COMPARISON OF LONG-TERM BOND RATINGS

     ================== ================ =============== =================================================

     MOODY'S            S&P              FITCH           Credit Quality
     ================== ================ =============== =================================================
     ------------------ ---------------- --------------- -------------------------------------------------

     Aaa                AAA              AAA             Excellent Quality (lowest risk)
     ------------------ ---------------- --------------- -------------------------------------------------
     ------------------ ---------------- --------------- -------------------------------------------------

     Aa                 AA               AA              Almost Excellent Quality (very low risk)
     ------------------ ---------------- --------------- -------------------------------------------------
     ------------------ ---------------- --------------- -------------------------------------------------

     A                  A                A               Good Quality (low risk)
     ------------------ ---------------- --------------- -------------------------------------------------
     ------------------ ---------------- --------------- -------------------------------------------------

     Baa                BBB              BBB             Satisfactory Quality (some risk)
     ------------------ ---------------- --------------- -------------------------------------------------
     ------------------ ---------------- --------------- -------------------------------------------------

     Ba                 BB               BB              Questionable Quality (definite risk)
     ------------------ ---------------- --------------- -------------------------------------------------
     ------------------ ---------------- --------------- -------------------------------------------------

     B                  B                B               Low Quality (high risk)
     ------------------ ---------------- --------------- -------------------------------------------------
     ------------------ ---------------- --------------- -------------------------------------------------

     Caa/Ca/C           CCC/CC/C         CCC/CC/C        In or Near Default
     ------------------ ---------------- --------------- -------------------------------------------------
     ------------------ ---------------- --------------- -------------------------------------------------

                        D                DDD/DD/D        In Default
     ================== ================ =============== =================================================

                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o On the day an interest and/or principal payment is due and is not paid. An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.


CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory. A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o On the day an interest and/or principal payment is due and is not paid. An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.


                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC  An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. "DD' indicates potential recoveries in the range of 50% - 90% and 'D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC or to short-term ratings (as discussed below) other than F1.

SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.

S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

                 APPENDIX B--PROXY VOTING POLICY AND PROCEDURES



                  Evergreen Investment Management Company, LLC

                       Proxy Voting Policy and Procedures

                       ISS Proxy Voting Guidelines Summary

June 16, 2003

Statement of Principles


Evergreen Investment Management Company, LLC (EIMCO) recognizes it has a fiduciary duty to vote proxies on behalf of clients who have delegated such responsibility to EIMCO, and that in all cases proxies should be voted in a manner reasonably believed to be in the clients' best interest.

Corporate Governance Committee


EIMCO has established a corporate governance committee (Committee) which is a sub-committee of EIMCO's Investment Policy Committee. The Committee is responsible for approving EIMCO's proxy voting policies and procedures, for overseeing the proxy voting process, and for reviewing proxy voting on a regular basis. The Committee will meet quarterly to review reports of all proxies voted for the prior period and to conduct other business as required.

Conflicts of Interest


EIMCO recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of its clients. Such circumstances may include, but are not limited to, situations where EIMCO or one or more of its affiliates has a client or customer relationship with the issuer of the security that is the subject of the proxy vote.

In most cases, structural and informational barriers within EIMCO and Wachovia Corporation will prevent EIMCO from becoming aware of the relationship giving rise to the potential conflict of interest. In such circumstances, EIMCO will vote the proxy according to its standard guidelines and procedures described above.

If persons involved in proxy voting on behalf of EIMCO becomes aware of a potential conflict of interest, the Committee shall consult with EIMCO's Legal Department and consider whether to implement special procedures with respect to the voting of that proxy, including whether an independent third party should be retained to vote the proxy.

Share Blocking


EIMCO does not vote global proxies, with share blocking restrictions, requiring shares to be prohibited from sale.


Proxy Voting Guideline Summary



I.       The Board of Directors

Voting on Director Nominees in Uncontested Elections


Votes on director nominees should be made on a case-by-case basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

     o Attend less than 75 percent of the board and committee meetings without a valid excuse

o    Implement or renew a dead-hand or modified dead-hand poison pill

o Ignore a shareholder proposal that is approved by a majority of the shares outstanding

o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

o    Have  failed  to  act  on  takeover   offers  where  the  majority  of  the
     shareholders have tendered their shares

o Are inside directors and sit on the audit, compensation, or nominating committees

o Are inside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

Separating Chairman and CEO


Vote on a case-by-case basis on shareholder proposals requiring that the positions of chairman and CEO be held separately.


Proposals Seeking a Majority of Independent Directors


Shareholder proposals asking that a majority of directors be independent should be evaluated on a case-by-case basis. Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors.

Stock Ownership Requirements


Vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board. Term of Office


Vote against shareholder proposals to limit the tenure of outside directors.

Age Limits


Vote against shareholder proposals to impose a mandatory retirement age for outside directors.

Director and Officer Indemnification and Liability Protection


Proposals on director and officer indemnification and liability protection should be evaluated on a case-by-case basis, using Delaware law as the standard. Vote against proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote for only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
(2) only if the director's legal expenses would be covered.

Charitable Contributions


Vote against proposals regarding charitable contributions.

II.      Proxy Contests

Voting for Director Nominees in Contested Elections


Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the target company relative to its industry; management's track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Reimburse Proxy Solicitation Expenses


Voting to reimburse proxy solicitation expenses should be analyzed on a case-by-case basis. In cases where Evergreen recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

III.     Auditors

Ratifying Auditors


Vote for proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.




IV.      Proxy Contest Defenses

Board Structure: Staggered vs. Annual Elections


Vote against proposals to classify the board.

Vote for proposals to repeal classified boards and to elect all directors annually.



Shareholder Ability to Remove Directors


Vote against proposals that provide that directors may be removed only for cause.

Vote for proposals to restore shareholder ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote for proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting


Vote against proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a case-by-case basis relative to the company's other governance provisions.

Shareholder Ability to Call Special Meetings


Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

Shareholder Ability to Act by Written Consent

Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote for proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Alter the Size of the Board


Vote for proposals that seek to fix the size of the board.

Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

V.       Tender Offer Defenses

Poison Pills


Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a case-by-case basis shareholder proposals to redeem a company's poison pill.

Review on a case-by-case basis management proposals to ratify a poison pill.

Fair Price Provisions


Vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Greenmail


Vote for proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a case-by-case basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Pale Greenmail


Review on a case-by-case basis restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights


Vote against dual-class exchange offers.

Vote against dual-class recapitalizations.

Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws


Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Vote  for  shareholder   proposals  to  lower  supermajority   shareholder  vote
requirements for charter and bylaw amendments.

Supermajority Shareholder Vote Requirement to Approve Mergers


Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Vote  for  shareholder   proposals  to  lower  supermajority   shareholder  vote
requirements for mergers and other significant business combinations.

White Squire Placements


Vote for shareholder proposals to require approval of blank check preferred stock Issues for other than general corporate purposes.

VI.      Miscellaneous Governance Provisions

Confidential Voting


Vote for shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

Vote for management proposals to adopt confidential voting.

Equal Access


Vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

Bundled Proposals


Review on a case-by-case basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Shareholder Advisory Committees


Review on a case-by-case basis proposals to establish a shareholder advisory committee.

VII.     Capital Structure

Common Stock Authorization


Review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.

Vote against proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

Stock Distributions: Splits and Dividends


Vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.

Reverse Stock Splits


Vote for management proposals to implement a reverse stock split when the number of shares will be proportionately reduced to avoid delisting.

Review on a case-by-case basis on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for Issue.

Preferred Stock


Vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.

Vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for Issue given a company's industry and performance in terms of shareholder returns.

Shareholder Proposals Regarding Blank Check Preferred Stock


Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

Adjustments to Par Value of Common Stock


Vote for management proposals to reduce the par value of common stock.

Preemptive Rights


Review on a case-by-case basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

Debt Restructurings


Review on a case-by-case basis proposals to increase common and/or preferred shares and to Issue shares as part of a debt restructuring plan. Consider the following Issues: Dilution--How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be? Change in Control--Will the transaction result in a change in control of the company? Bankruptcy--Generally, approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

Share Repurchase Programs


Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Tracking Stock


Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as:

o        adverse governance changes

o        excessive increases in authorized capital stock

o        unfair method of distribution

o        diminution of voting rights
o        adverse conversion features

o        negative impact on stock option plans

o        other alternatives such as spinoff


VIII.    Executive and Director Compensation

Votes with respect to compensation plans should be determined on a case-by-case basis.

Our new methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's new rules, Evergreen will value every award type. Evergreen will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once Evergreen determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for (1) long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index), (2) cash compensation, and
(3) categorization of the company as emerging, growth, or mature. These adjustments are pegged to market capitalization. Evergreen will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

Management Proposals Seeking Approval to Reprice Options


Vote  on  management   proposals  seeking  approval  to  reprice  options  on  a
case-by-case basis.

Director Compensation


Votes on stock-based plans for directors are made on a case-by-case basis.

Employee Stock Purchase Plans


Votes on employee stock purchase plans should be made on a case-by-case basis.

OBRA-Related Compensation Proposals:

Amendments that Place a Cap on Annual Grants or Amend Administrative Features


Vote  for  plans  that  simply  amend   shareholder-approved  plans  to  include
administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

Amendments to Added Performance-Based Goals


Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.



Amendments to Increase Shares and Retain Tax Deductions Under OBRA


Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

Approval of Cash or Cash-and-Stock Bonus Plans


Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

Shareholder Proposals to Limit Executive and Director Pay


Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.

Golden and Tin Parachutes


Vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

Employee Stock Ownership Plans (ESOPs)


Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

401(k) Employee Benefit Plans


Vote for proposals to implement a 401(k) savings plan for employees.

IX.      State of Incorporation

Voting on State Takeover Statutes


Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

Voting on Reincorporation Proposals


Proposals to change a company's state of incorporation should be examined on a case-by-case basis.




X.       Mergers and Corporate Restructurings

Mergers and Acquisitions


Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account at least the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

Corporate Restructuring


Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations, and asset sales should be considered on a case-by-case basis.

Spinoffs


Votes on spinoffs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

Asset Sales


Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

Liquidations


Votes on liquidations should be made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Appraisal Rights


Vote for proposals to restore, or provide shareholders with, rights of appraisal.

Changing Corporate Name


Vote for changing the corporate name.

XI.      Mutual Fund Proxies

Election of Directors


Vote the election of directors on a case-by-case basis, considering the following factors: board structure; director independence and qualifications; and compensation of directors within the fund and the family of funds attendance at board and committee meetings.

Votes should be withheld from directors who:

o attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

o ignore a shareholder proposal that is approved by a majority of shares outstanding

o ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

o    are interested directors and sit on the audit or nominating committee

o are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Converting Closed-end Fund to Open-end Fund


Vote conversion proposals on a case-by-case basis, considering the following factors: past performance as a closed-end fund; market in which the fund invests; measures taken by the board to address the discount; and past shareholder activism, board activity, and votes on related proposals.

Proxy Contests


Vote proxy contests on a case-by-case basis, considering the following factors: past performance; market in which fund invests; and measures taken by the board to address the Issues past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements


Vote the investment advisory agreements on a case-by-case basis, considering the following factors: proposed and current fee schedules; fund category/investment objective; performance benchmarks; share price performance as compared with peers; and the magnitude of any fee increase.

Approving New Classes or Series of Shares


Vote for the establishment of new classes or series of shares.

Preferred Stock Proposals


Vote the authorization for or increase in preferred shares on a case-by-case basis, considering the following factors: stated specific financing purpose and other reasons management gives possible dilution for common shares.

1940 Act Policies


Vote these proposals on a case-by-case basis, considering the following factors:
potential  competitiveness;   regulatory  developments;  current  and  potential
returns; and current and potential risk.


Changing a Fundamental Restriction to a Nonfundamental Restriction


Vote these proposals on a case-by-case basis, considering the following factors: fund's target investments; reasons given by fund for change; and the projected impact of change on portfolio.

Change Fundamental Investment Objective to Nonfundamental


Vote against proposals to change a fund's fundamental investment objective to nonfundamental.

Name Rule Proposals


Vote these proposals on a case-by-case basis, considering the following factors: political/economic changes in target market; bundling with quorum requirements; bundling with asset allocation changes; and consolidation in the fund's target market.



Disposition of Assets/Termination/Liquidation


Vote this proposal on a case-by-case basis, considering the following factors: strategies employed to salvage the company; company's past performance; and terms of the liquidation.

Changes to the Charter Document


Vote changes to the charter document on a case-by-case basis, considering the following factors: degree of change implied by the proposal; efficiencies that could result; state of incorporation; and regulatory standards and implications.

Changing the Domicile of a Fund


Vote reincorporations on a case-by-case basis, considering the following factors: state regulations of both states; required fundamental policies of both states; and the increased flexibility available.

Change in Fund's Subclassification


Vote these proposals on a case-by-case basis, considering the following factors: potential competitiveness; current and potential returns; risk of concentration; and consolidation in the target industry.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval


Vote against these proposals.

Distribution Agreements


Vote these proposals on a case-by-case basis, considering the following factors: fees charged to comparably sized funds with similar objectives; proposed distributor's reputation and past performance; and competitiveness of fund in industry.

Master-Feeder Structure


Vote for the establishment of a master-feeder structure.

Changes to the Charter Document


Vote changes to the charter document on a case-by-case basis, considering the following factors: degree of change implied by the proposal; efficiencies that could result; state of incorporation; and regulatory standards and implications.

Mergers



Vote merger proposals on a case-by-case basis, considering the following factors: resulting fee structure; performance of both funds; and continuity of management personnel.

Shareholder Proposals


Establish Director Ownership Requirement


Vote against the establishment of a director ownership requirement.


Reimburse Shareholder for Expenses Incurred


Voting to reimburse proxy solicitation expenses should be analyzed on a case-by-case basis. In cases where Evergreen recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Terminate the Investment Advisor


Vote to terminate the investment advisor on a case-by-case basis, considering the following factors: performance of the fund's NAV and the history of shareholder relations.


XII.     Social and Environmental Issues

Energy and Environment


In most cases, Evergreen refrains from providing a vote recommendation on proposals that request companies to file the CERES Principles.

Generally,  vote  for  disclosure  reports  that  seek  additional  information,
particularly   when  it  appears   companies  have  not   adequately   addressed
shareholders' environmental concerns.

South Africa


In most cases, Evergreen refrains from providing a vote recommendation on proposals pertaining to South Africa.

Generally, vote for disclosure reports that seek additional information such as the amount of business that could be lost by conducting business in South Africa.

Northern Ireland


In most cases, Evergreen refrains from providing a vote recommendation on proposals pertaining to the MacBride Principles.

Generally, vote for disclosure reports that seek additional information about progress being made toward eliminating employment discrimination, particularly when it appears companies have not adequately addressed shareholder concerns.

Military Business


In most cases, Evergreen refrains from providing a vote recommendation on defense Issue proposals.

Generally, vote for disclosure reports that seek additional information on military related operations, particularly when the company has been unresponsive to shareholder requests.

Maquiladora Standards and International Operations Policies


In most cases, Evergreen refrains from providing a vote recommendation on proposals relating to the Maquiladora Standards and international operating policies.

Generally, vote for disclosure reports on these Issues, particularly when it appears companies have not adequately addressed shareholder concerns.

World Debt Crisis


In most cases, Evergreen refrains from providing a vote recommendation on proposals dealing with third world debt.

Generally, vote for disclosure reports on these Issues, particularly when it appears companies have not adequately addressed shareholder concerns.

Equal Employment Opportunity and Discrimination


In most cases, Evergreen refrains from providing a vote recommendation on proposals regarding equal employment opportunities and discrimination.

Generally, vote for disclosure reports that seek additional information about affirmative action efforts, particularly when it appears companies have been unresponsive to shareholder requests.

Animal Rights


In most cases, Evergreen refrains from providing a vote recommendation on proposals that deal with animal rights.

Product Integrity and Marketing


In most cases, Evergreen refrains from providing a vote recommendation on proposals that ask companies to end their production of legal, but socially questionable, products.

Generally,   vote  for  disclosure  reports  that  seek  additional  information regarding product integrity and marketing Issues, particularly when it appears companies have been unresponsive to shareholder requests.

Human Resources issues


In most cases, Evergreen refrains from providing a vote recommendation on proposals regarding human resources Issues.

Generally,   vote  for  disclosure  reports  that  seek  additional  information regarding human resources Issues, particularly when it appears companies have been unresponsive to shareholder requests.

                           PART C -- OTHER INFORMATION


ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS


     (1) FINANCIAL STATEMENTS - The following financial statements have been incorporated by reference into the Registration Statement as described on page 51 of the Statement of Additional Information:

          (i)  Statement of Assets and  Liabilities  as of March 15,  2004;  and


          (ii) Notes to Financial Statements March 15, 2004.




     Statements, schedules and historical information other than these listed above have been omitted since they are either not applicable, or not required or the required information is shown in the financial statements or notes thereto.

(2)      EXHIBITS

     All references are to the Registrant's Registration Statement on Form N-2 as filed with the Commission on February 9, 2004, Files Nos. 333-112631 and 811-21507 (the "Registration Statement").

---------------------------- ------------------------------------------------------------------------

Exhibit No.                  Description of Exhibits
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(a)(1)                       Amended and Restated Certificate of Trust of Evergreen Utilities and
                             High Income Fund dated February 9, 2004 is incorporated by reference to the Registration Statement.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(a)(2)                       Amended and Restated Agreement and Declaration of Trust of Evergreen
                             Utilities and High Income Fund is incorporated by reference to the
                             Registration Statement.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(b)                          Amended and Restated By-Laws are incorporated by reference to the
                             Registration Statement.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(c)                          Not applicable.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------


(d)                          Form of Share Certificate is filed herein.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------


(e)                          Terms and Conditions of Automatic Dividend Reinvestment Plan are
                             incorporated by reference to Pre-Effective Amendment No. 1 to the
                             Registrant's Registration Statement ("Pre-Effective Amendment No. 1").

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(f)                          Not applicable.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------


(g)                          Form of Investment Advisory and Management Agreement between
                             Registrant and Evergreen Investment Management Company, LLC is
                             incorporated by reference to Pre-Effective Amendment No. 1.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------


(h)(1)                       Form of Underwriting Agreement is filed herein.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------


(h)(2)                       Form of Master Selected Dealer Agreement is filed herein.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------


(i)                          Deferred Compensation Plan is filed herein.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------


(j)                          Form of Custodian Agreement by and between Registrant and State Street
                             Bank and Trust Company is incorporated by reference to Pre-Effective
                             Amendment No. 1.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------


(k)(1)                       Form of Administrative Services Agreement between Registrant and
                             Evergreen Investment Services, Inc. is incorporated by reference to
                             Pre-Effective Amendment No. 1.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------


(k)(2)                       Form of Transfer Agency and Service Agreement is incorporated by reference to Pre-Effective Amendment No. 1.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------


(l)(1)                     Opinion and consent of Sullivan & Worcester LLP.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------


(l)(2)                       Opinion and consent of Richards, Layton & Finger, P.A.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(m)                          Not applicable.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------


(n)                          Consent of KPMG LLP is filed herein.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(o)                          Not applicable.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------


(p)                          Initial Stock Purchase Agreement is filed herein.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(q)                          Not applicable.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------


(r)(1)                       Code of Ethics for Evergreen Utilities and High Income Fund is
                             incorporated by reference to Pre-Effective Amendment No. 1.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------


(r)(2)                       Code of Ethics for Evergreen Management Company, LLC is incorporated by reference to Pre-Effective Amendment No. 1.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------


(s)                          Powers of Attorney are incorporated by reference to Pre-Effective
                             Amendment No. 1.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------


---------------------------- ---------------------------------------------------

ITEM 25.   MARKETING ARRANGEMENTS




         See Exhibit (h) of Item 24(2) of this Registration Statement.


ITEM 26.   OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

     The following table sets forth the expenses to be incurred in connection with the issuance and distribution of securities described in this Registration
Statement:

Registration fees                                                $31,675
National Association of Securities Dealers, Inc. fee             $30,500
American Stock Exchange listing fee                              $65,000
Printing (other than stock certificates)                         $50,000
Accounting fees and expenses                                     $10,000
Legal fees and expenses                                          $115,000
Underwriter expense reimbursement                                $62,500
Engraving and Printing Certificates                              $4,900
Miscellaneous                                                    $5,000
Marketing                                                        $125,425
Total                                                            $500,000

ITEM 27.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  None.



ITEM 28.   NUMBER OF HOLDERS OF SECURITIES (as of April 15, 2004)






TITLE OF CLASS                                         NUMBER OF RECORD HOLDERS
--------------                                          -------------
Common Shares                                                       1


ITEM 29.  INDEMNIFICATION

     Prior to its commencement of operations, Registrant will have obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and omissions.

     Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Amended and Restated Agreement and Declaration of Trust.

     The Investment Advisory and Management Agreement between the Registrant and Evergreen Investment Management Company, LLC contains provisions for the indemnification of the Registrant's Advisor.


     The Underwriting Agreement contains provisions requiring indemnification of the Registrant's underwriters by the Registrant.


     The Administrative Services Agreement between Registrant and Evergreen Investment Services, Inc. contains provisions for the indemnification of Evergreen Investment Services, Inc., the Registrant's Administrator.

     The Transfer Agency and Service Agreement with the Registrant's transfer agent contains provisions for the indemnification of EquiServe Trust Company, N.A., the Registrant's transfer agent.

ITEM 30.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

     The Directors and principal executive officers of Wachovia Bank, N.A. are:


















         G. Kennedy Thompson     Chairman, Wachovia Corporation and
                                 Wachovia Bank, N.A., Chief Executive
                                 Officer, President and Director, Wachovia
                                 Corporation and Wachovia Bank, N.A.

         Mark C. Treanor         Executive Vice President, Secretary &
                                 General Counsel, Wachovia Corporation;
                                 Secretary and Executive Vice President,
                                 Wachovia Bank, N.A.

         Robert T. Atwood        Executive Vice President and Chief Financial
                                 Officer, Wachovia Corporation; Chief
                                 Financial Officer and Executive Vice
                                 President, Wachovia Bank, N.A.


     All of the above persons are located at the following address: Wachovia Bank, N.A., One Wachovia Center, Charlotte, NC 28288.

     The information required by this item with respect to Evergreen Investment Management Company, LLC is incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company, LLC.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc. and Evergreen Investment Management Company, LLC, all located at 200 Berkeley Street, Boston, Massachusetts 02116.

     Wachovia Bank, N.A., One Wachovia Center, 301 S. College Street, Charlotte, North Carolina 28288.

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171.

     EquiServe Trust Company, N.A., 150 Royall Street, Canton, Massachusetts, 02021.

ITEM 32.   MANAGEMENT SERVICES

         Not applicable.

ITEM 33.   UNDERTAKINGS

(1) The Registrant undertakes to suspend the offering of its shares until it amends its Prospectus if: (1) subsequent to the effective date of this Registration Statement, the net asset value per share declines more than 10% from its net asset value per share as of the effective date of the Registration Statement; or (2) the net asset value increases to an amount greater than its net proceeds as stated in the Prospectus.

(2) Not Applicable.

(3) Not Applicable.

(4) Not Applicable.

(5) Registrant hereby undertakes:

     (a) that for purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant pursuant to Rule 497(h) under the Securities Act shall be deemed to be part of this Registration Statement as of the time it was declared effective.

     (b) that for the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

     (6) The Registrant hereby undertakes to send by first class mail or by other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                    SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, the Commonwealth of Massachusetts on the 19th day of April, 2004.


                                    EVERGREEN UTILITIES AND HIGH INCOME FUND


                                    By:  /s/ Dennis H. Ferro
                                         Dennis H. Ferro
                                         President


     Pursuant to the requirements of the Securities Act of 1933, as amended, this Pre-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities indicated on the 19th day of April, 2004.


         /s/ Carol A. Kosel
         -----------------------------
         Carol A. Kosel
         Treasurer
          (Principal Financial and Accounting Officer)

         /s/ Charles A. Austin, III         /s/ K. Dun Gifford        /s/ William Walt Pettit
         ------------------------------     ------------------------  ----------------------------------
         Charles A. Austin III*             K. Dun Gifford*          William Walt Pettit*
         Trustee                            Trustee                  Trustee

         /s/ Gerald M. McDonnell                     /s/ Russell A. Salton, III MD
         -------------------------------             -----------------------------------
         Gerald M. McDonnell*                        Russell A. Salton, III MD*
         Trustee                                                            Trustee

         /s/ Michael S. Scofield    /s/ David M. Richardson       /s/ Richard K. Wagoner
         -------------------------  ---------------------------  -------------------------------
         Michael S. Scofield*       David M. Richardson*          Richard K. Wagoner*
         Chairman of the Board      Trustee                       Trustee
         and Trustee


          /s/ Leroy Keith, Jr.              /s/ Richard J. Shima


         ------------------------------     ------------------------------  ------------------------------

         Leroy Keith, Jr.*                  Richard J. Shima*              Shirley L. Fulton*
         Trustee                            Trustee                        Trustee





         *By: /s/ Catherine F. Kennedy
                  ------------------------------
                  Catherine F. Kennedy
                  Attorney-in-Fact

     *Catherine F. Kennedy, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.


                                  EXHIBIT INDEX

---------------------------- ------------------------------------------------------------------------

Exhibit No.                  Description of Exhibits
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------



---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------


(d)                         Form of Share Certificate.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------


(h)(1)                      Form of Underwriting Agreement.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------



---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------


(h)(2)                      Form of Master Selected Dealer Agreement .

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------


(i)                        Deferred Compensation Plan.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------


(l)(1)                     Opinion and consent of Sullivan & Worcester LLP.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------


(l)(2)                       Opinion and consent of Richards, Layton & Finger, P.A.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------


(n)                          Consent of KPMG LLP.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------


(p)                          Initial Stock Purchase Agreement.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
